AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2018

REGISTRATION NO. 033-74092
AND NO. 811-08288

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933   ☐

PRE-EFFECTIVE AMENDMENT NO.         ☐

POST-EFFECTIVE AMENDMENT NO. 29         ☒

AND

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940      ☐

AMENDMENT NO. 29         ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

10350 Ormsby Park Place

Louisville, KY 40223

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.

PRESIDENT

Jefferson National Life Insurance Company
10350 Ormsby Park Place
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐         immediately upon filing pursuant to paragraph (b) of Rule 485

☒         on May 1, 2018  pursuant to paragraph (b) of Rule 485

☐         60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐         on              , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐          this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

The Achievement & The Educator

JEFFERSON NATIONAL LIFE
ANNUITY ACCOUNT E

MAY 1, 2018 PROSPECTUS

The Achievement and The Educator
Individual & Group Flexible Premium Variable Deferred Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E AND
JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

The Contract is no longer offered for sale. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed in Appendix A and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.  For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail:10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•      are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Death Benefit During the Accumulation Period	17
Death Benefit Amount During the Accumulation Period	17
Payment of the Death Benefit During the Accumulation Period	17
Death Benefit During the Annuity Period	18
Annuity Payments (The Annuity Period)	18
Annuity Payment Amount	18
Annuity Options	19
Taxes	19
Annuity Contracts in General	19
Tax Status of the Contracts	19
Taxation of Non-Qualified Contracts	20
Taxation of Qualified Contracts	21
Possible Tax Law Changes	22
Other Information	22
Legal Proceedings	22
Abandoned Property	22
The Variable Account	23
Distributor	23
Financial Statements	23
Appendix A—More Information About the Investment Portfolios	24
Appendix B—Condensed Financial Information	28
Appendix C—Deductions for Taxes — Qualified and Nonqualified Annuity Contracts	44
Privacy Policy	45
Table of Contents of the Statement of Additional Information	46

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Definitions of Special Terms

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a Non-Natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract.  If a prior date is not selected, the Annuity Date is the Maximum Maturity date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY: The person(s) or entities designated to receive any benefits under the Contract if the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT(S): The Achievement and The Educator individual and group flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a Non-Natural Owner the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

FINRA:  Financial Industry Regulatory Authority

FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but may be longer as required by applicable law and may differ if it is a Replacement Contract.

INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may choose to set a target allocation to various Sub-Accounts, or the Fixed Account (if available).  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the variable annuity Contract.

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NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as “you” in this prospectus.

PLAN: A voluntary program for an employer that qualifies for special tax treatment.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension Plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.

VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account E. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Variable Account is divided into Sub-accounts.

WEBSITE: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights

The individual and group flexible premium variable deferred annuity Contract that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest in the Sub-accounts of Jefferson National Life Annuity Account E (“Variable Account”) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 9% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to “Access to Your Money” section in this prospectus.

RETIREMENT PLANS: Under certain circumstances, the Contracts may be issued pursuant to either Non-Qualified retirement Plans or Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: individual retirement annuities (IRAs), pension and profit sharing Plans, tax-sheltered annuities (TSAs), and state and local government deferred compensation Plans. See “Taxes”.

DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading “Death Benefits.”

LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading “Loans.”

ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

FREE LOOK: If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. We deem this period as ending 15 days after we mail the Contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

TAX PENALTY: In general, under Qualified Contracts, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. For Non-Qualified Contracts, you will be taxed only on the portion of the withdrawal which represents earnings.

INQUIRIES: If you need more information, please visit Our Website (www.nationwideadvisory.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments)(1)	9%
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Annual Administrative Fee(2)	$30 per contract per year
Annual Expenses of Variable Account
(as a percentage of average Variable Account value) Mortality and Expense Risk Fees	1.25%
Administrative Charge	0.15%
Total Annual Expenses of the Variable Account	1.40%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolio that you may pay periodically during the time that you own the contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

Minimum	Maximum

Total Investment Portfolio Operating Expenses(3)
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) for the period ended December 31, 2017. Current and future operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.(3)

Gross: 0.52%	Gross: 4.00%

(1)The Withdrawal Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

No. of Contract Years from Receipt of Purchase Payment	Contingent Deferred Sales Charge Percent
0-1	9%
2	9%
3	8%
4	7%
5	5%
6	3%
7 and more	0%

(1) Every year you can take money out of your Contract, without the Withdrawal Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract, or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified Plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.  Additionally, Jefferson National may reduce or eliminate the sales, administrative, or other expenses with certain Contracts in cases when it expects to incur lower sales and administrative expenses or perform fewer services (see “Reduction or Elimination of Contract Charges”).

(2) We waive this fee if your Individual Account value is $25,000 or greater. We reserve the right to reduce or waive the fee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.  The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1,160.67	$2,224.77	$3,092.23	$5,414.51

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1029.50	$1397.83	$1616.11	$2519.35

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1160.67	$2,224.77	$2,641.56	$5,414.51

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1029.50	$1397.83	$1173.46	$2519.35

(3) If you do not surrender your Contract:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$352.00	$1,504.82	$2,641.56	$5,414.51

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$222.00	$684.69	$1173.46	$2519.35

Condensed Financial Information

Appendix B to this prospectus contains tables that show accumulation unit values and the number of accumulation units outstanding for each of the Sub-accounts of the Variable Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Achievement and The Educator Variable Annuity Contracts

This prospectus describes The Achievement and The Educator individual fixed and variable annuity contracts (Contracts) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. During the Accumulation Period, the Contracts provide a way for you to invest on a tax deferred basis in the Sub-accounts of the Variable Account and in the Fixed Account. This means earnings are taxed when you make a withdrawal. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

The Contracts may be issued in conjunction with certain qualified and non-qualified retirement Plans. If you are considering purchasing a Qualified Contract, you should be aware that this annuity will fund a retirement Plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is appropriate for your tax qualified Plan.

The Contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends upon the investment performance of the Investment Portfolios you select for the annuity.

In certain states, the Contract may also offer a Fixed Account investment option. The Fixed Account is part of the general account assets of the Company and is subject to the Company’s financial strength and claims paying ability.  Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer period is permitted under applicable law). Jefferson National deems this period as ending 15 days after it mails a Contract. When you cancel the Contract within this time period (known as the Free Look Period), You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment, or other applicable amount, if required by law.

Ownership

You, as the Owner, are the person entitled to exercise all rights under the Contract. Joint Owners may be named for Non-Qualified Contracts. Prior to the Annuity Date, the Owner is the person designated in the application or as subsequently named.

The Contract is either a group contract or an individual contract, depending on the state where We issue it. The individual contract is issued directly to the Owner. A group Contract is identical to the individual Contract except that it is issued to a contract holder, for the benefit of the participants in the group. Generally, if you are a participant in a group then you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract refers to your certificate.

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. Your designation of a Beneficiary may be subject to limitations or restrictions if the Contract is issued pursuant to a Qualified Plan. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Change of Ownership

Non-Qualified Contracts:

    In the case of Non-Qualified Contracts and subject to applicable law, you may change ownership of the Contract or you may collaterally assign it at any time during the lifetime of the Annuitant prior to the Annuity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or

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changing the ownership of a Contract may be a taxable event. Any change of ownership or assignment must be made in writing. We must approve any change of ownership or assignment. Any assignment and any change, if approved, will be effective as of the date on which it is written. Jefferson National assumes no liability for any payments made or actions it takes before a change is approved or an assignment is accepted, or responsibility for the validity of any assignment.

Qualified Contracts:

In the case of Qualified Contracts, you generally may not change ownership of the Contract nor may you transfer it, except for assignments and transfers by the trustee of an exempt employee’s trust which is part of a retirement Plan qualified under Section 401 of the Code. Except as noted, if you own a Qualified Contract, you may not sell, assign, transfer, discount, or pledge (as collateral for a loan or as security for the performance of an obligation or for any other purpose) the Contract.

MODIFICATION. Jefferson National may modify the Contract with your approval unless provided otherwise by the Contract or to comply with applicable law. After the Contract has been in force, Jefferson National may modify it except that the Mortality and Expense Risk Charge, the Withdrawal Charges and the administrative fees cannot be increased.

A group Contract will be suspended automatically on the effective date of any modification initiated by Jefferson National if Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on your behalf and on the behalf of other Participants then covered by the Contract.

No modification may affect Annuitants in any manner unless deemed necessary to comply with the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone (866-667-0561) or though our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personal information before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Subject to the earlier cut-off times described below, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next Business Day.

Options When You Terminate Your Participation In The Plan (For Group Contracts Only)

If you terminate your participation in a Plan before the Annuity Date, you will have the following options:

(a)                     leave the Individual Account in force under the Contract, and your investment will continue to

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participate in the investment results of the Investment Option(s) you select. On the Annuity Date, you will begin to receive Annuity Payments. During the interim, you may elect any of the Annuity Options described below prior to the Maximum Maturity Date, This option will automatically apply, unless you file a written election of another option.

(b)                     apply your Contract Value to provide Annuity Payments which begin immediately.

(c)                      convert the Individual Account to an individual variable annuity contract of the type We are then offering.

(d)                     terminate the Individual Account and receive the Contract Value less any applicable charges and outstanding loans.

Purchase

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. Jefferson National reserves the right to refuse any Purchase Payment.

The Purchase Payment requirements are as follows:

•  For TSAs, the minimum initial and subsequent Purchase Payment is $50.

•  For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional Purchase Payment is $50.

•  For Non-Qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum Purchase Payment is $2,000 (or $200 per month).

•  If your Purchase Payment would exceed $2,000,000, the Purchase Payment will only be accepted with Our prior approval.

We reserve the right to accept purchase payments in amounts less than the minimums set forth above.  The maximum of total Purchase Payments is $2,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.

Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us.

If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers several Sub-accounts of the Variable Account, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the underlying Investment Portfolio prospectuses, visit Our Website or call Us at: (866) 667-0561. See Appendix A which contains a summary of investment objectives for each Investment Portfolio.

The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

    A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

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Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified Plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, adviser or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice

The Fixed Account

During the Accumulation Period, you can invest in the Fixed Account of Jefferson National. The Fixed Account offers an interest rate that is guaranteed by Jefferson National to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account.  If you select the Fixed Account, your money will be placed with the other general assets of Jefferson National, and is subject to the Company’s financial strength and claims paying ability. The Fixed Account may not be available in your state.

The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Administrative Charge and the Mortality and Expense Risk Charge do not apply to amounts allocated to the Fixed Account.

If you buy the Contract as a TSA or under certain other qualified Plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

See your Contract for more information regarding the Fixed Account.

The General Account

During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account and are subject to the Company’s financial strength and claims paying ability. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

You can transfer money among the Fixed Account and the Investment Portfolios. Transfers may be deferred as permitted

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or required by law. See Suspension of Payments or Transfers Section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cutoff times.  This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, and to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

1.  Limits on transfers out of the Fixed Account may apply.

2.  Your request for a transfer must clearly state which Investment Options are involved in the transfer.

3.  Your request for transfer must clearly state how much the transfer is for.

4.  Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners.

5.  We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. The following apply to any transfer during the Annuity Period:

1.  You may not transfer funds to the Fixed Account during the Annuity Period.

2.  You may only make transfers between the Investment Portfolios.

3.  We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify or terminate the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Adviser or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•  We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•  We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading because the transfer request is large in relation to total assets of the Investment Portfolio, or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•      We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•  the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.  The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

    The insurance—dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other

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insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading.  The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

Frequent Trading

In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor).  The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may specify the Business Day on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Bond Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract.  Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like

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any other distribution and may be included in gross income for federal tax purposes and may impact the benefits available under your Contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (Withdrawal Charge). You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

Each day, We make a deduction for Insurance Charges. These charges include the Annual Expenses of the Variable Account (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges do not apply to amounts allocated to the Fixed Account.

The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

The Insurance Charges will be as follows:

Current Insurance Charge
1.40%

Annual Administrative Fee

On each Contract Anniversary during the Accumulation Period, We deduct $30 from your Contract as an Annual Administrative Fee.  We reserve the right to reduce or waive the fee. This charge is for certain administrative expenses associated with the Contract.

We do not deduct the Annual Administrative Fee if the value of your Contract is $25,000 or more on the Contract Anniversary. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $25,000, We will deduct the full Annual Administrative Fee at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Annual Administrative Fee on the Annuity Date unless the Contract Value on the Annuity Date is $25,000 or more.

The Annual Administrative Fee will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

No Administrative Fee is deducted during the Annuity Period.

Withdrawal Charge

During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Withdrawal Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Withdrawal Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Withdrawal Charge. The Withdrawal Charge compensates Us for expenses associated with selling the Contract. The charge is a percentage of the amount you withdraw (not to exceed 8.5% of the aggregate amount of the Purchase Payments made) and equals:

NUMBER OF YEARS FROM RECEIPT OF PURCHASE PAYMENT	WITHDRAWAL CHARGE
First Year	9%
Second Year	9%
Third Year	8%
Fourth Year	7%
Fifth Year	5%
Sixth Year	3%
Seventh Year and later	0%

In addition, the following circumstances further limit or reduce Withdrawal Charges, in some states, as applicable:

•  for issue ages up to 52, there is no Withdrawal Charge for withdrawals made after the 15th Contract year;

•  for issue ages 53 to 56, there is no Withdrawal Charge for withdrawals made after you attain age 67;

•  for issue ages 57 and later, any otherwise applicable Withdrawal Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Withdrawal Charge, in an amount equal to the greater of:

•  10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

•  the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement Plans; or

•  the total of your Purchase Payments that have been in the Contract for 7 or more complete years.

On or after the Annuity Date, We may assess Withdrawal Charges for withdrawals made under the Fourth and Fifth Annuity Options. We will not assess withdrawal charges which would otherwise apply:

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(i)                 if the Annuitant dies;

(ii)          if you die; or

(iii)       if We make payments under an annuity option that begins at least four years after the effective date of the Contract and is paid under any life Annuity Option, or any option with payments for a minimum period of five years.

If you withdraw your entire Contract Value, We will deduct the Withdrawal Charge from the Contract Value and pay the balance to you.

If you make a partial withdrawal and you request to receive a specific amount, unless you instruct us otherwise, we will deduct the Withdrawal Charge from your remaining Contract Value after the withdrawal and pay you the amount you requested.

Waiver of Withdrawal Charge

In addition to the free withdrawal amount discussed above, the Withdrawal Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner.

UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•  your Contract has been in force for at least 1 year;

•  you provide Us with a letter of determination from your state’s Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

•  you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

•  your employment was involuntarily terminated by your employer; and

•  you certify to Us in writing that you are still unemployed when you make the withdrawal request.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•  you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

•  confinement begins after the first Contract year;

•  confinement is prescribed by a qualified physician and is medically necessary;

•  request for this benefit is made during confinement or within 60 days after confinement ends; and

•  We receive due proof of confinement.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

•  To qualify, the diagnosis and notice must occur after the first Contract year ends.

•  This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

We may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Withdrawal Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Withdrawal Charge requires Our prior written approval. In no event will reduction or elimination of the Withdrawal Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.  For a list of states and taxes, see Appendix C.

Income Taxes

We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit.  During the Annuity Period of your Contract, We call the unit an Annuity Unit. The Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

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Accumulation Units

Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by:

1. dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

2. subtracting the daily amount of the Insurance Charges.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

You can have access to the money in your Contract:

•  by making a withdrawal (either a partial or a complete withdrawal);

•  by electing to receive Annuity Payments;

•  where available, obtaining a loan based on the value of your Contract; or

•  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period. For certain Qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Withdrawal Charge, less any premium tax, less any outstanding Loan Amount (including the pro rata interest accrued), and less any Administrative Fee.

If you make a partial withdrawal, You must tell Us which Investment Option (Sub-account or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Sub-account or the Fixed Account must be for at least $250. Jefferson National may require that after a partial withdrawal is made there must be at least $500 left in your Contract.

Once We receive your request for a withdrawal from an Investment Option We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section.

A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See “Withdrawal Charge” and “Taxes” in this Prospectus.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

If you own your Contract in conjunction with participation in certain Optional Retirement Programs (ORP), you can withdraw your interest in the Contract only upon:

(1) termination of employment in all public institutions of higher education as defined by applicable law;

(2) retirement; or

(3) death.

Accordingly, you (as a participant in an ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain Plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

If you own the Contract under a TSA or 403(b) Plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:

(1) when you reach age 59 1/2;

(2) when you leave your job;

(3) when you die;

(4) if you become disabled (as that term is defined in the Code);

(5) made in the case of hardship; or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

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Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any earnings.

The limitations on withdrawals became effective on January 1, 1989, and apply only to:

•  salary reduction contributions made after December 31, 1988;

•  income attributable to such contributions; and

•  income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified Plans. Tax penalties may also apply.

Systematic Withdrawal Program

The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Fixed Account and the Sub-accounts on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted.  Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.  However, the withdrawals may be subject to a Withdrawal Charge.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

Your Contract may contain a loan provision issued in connection with certain qualified Plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement Plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

The amount of any loan will be deducted from the Death Benefit Amount. Additionally, the amount of any loan will be deducted from any complete withdrawal. Loans will also affect the amount available for partial withdrawal.

If you fail to repay the loan in accordance with the terms of the loan, your loan may default. A loan default may be treated as a withdrawal. A loan default will reduce your Contract Value. There may also be adverse tax consequences to a loan default. Consult with your tax adviser.

A loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Death Benefit

Death Benefit During the Accumulation Period

If you, or your Joint Owner, or the Annuitant (as determined by your Contract) die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Additional requirements may apply to qualified Contracts.    After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until We pay the death benefit, or until new instructions are given by the Beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.

Death Benefit Amount During the Accumulation Period

If the death occurs prior to age 80 and before the seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

(1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

(2) the total Purchase Payments you have made, less any partial withdrawals.

If the death occurs prior to age 80 and any time after your seventh Contract Anniversary, the Death Benefit Amount will be the greater of:

(1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

(2) the Contract Value the day before the previous seven Contract Anniversaries plus any Purchase Payments made and less subsequent partial withdrawals since then; or

(3) the total Purchase Payments made, less any partial withdrawals.

If death occurs after reaching the age of 80, the Death Benefit Amount will be the Contract Value on the date We receive due proof of death and a payment election. The Death Benefit Amount will be reduced by any outstanding loans.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner, Annuitant or a Joint Owner (as determined by your Contract) during the Accumulation Period (including, without limitation, non-qualified stretch options, which may vary by state).

OPTION 1—lump sum payment of the Death Benefit Amount; or

OPTION 2—the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner, Joint Owner, or Annuitant (as determined by your Contract); or

OPTION 3—payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of death.

Unless you have previously designated one of the payment options above, (including without limitation, non-qualified stretch options), a Beneficiary who is also the spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount; or

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

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The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code.  A “spouse” is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death Benefit During the Annuity Period

If you, a joint Owner or the Annuitant (as determined by your Contract), dies during the Annuity Period, any remaining Guaranteed Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of death. Any such Annuity Payments will be made to the Beneficiary. If no Beneficiary is living, the remaining guaranteed Annuity Payments will be paid to the estate of the Annuitant.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.

For a Contract held under a tax qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 ½, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you annuitize prior to the Maximum Maturity Date and do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity payments.

During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will be based on the performance of Jefferson National’s general account), variable Annuity Payments (these payments will come from the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount applied to a variable Annuity Option on the Annuity Date);

2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

3) The performance of the Investment Portfolio(s) you selected; and

4) The Annuity Option you selected.

You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

On the Annuity Date, the Contract Value less any premium tax, less any outstanding Loan Amount, Withdrawal Charge, and less any Administrative Fee will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any outstanding Loan Amount to the Annuity Option you elect. If the Annuity Option is being elected to pay the Death Benefit Amount, the Death Benefit Amount will be applied under the Annuity Option elected.

If your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50. However, We will make Annuity Payments no less frequently than annually.

Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

    The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  The terms of this required annuitization may vary by state.

FIRST OPTION—INCOME FOR LIFE. Under this Annuity Option, We will make monthly Annuity Payments during the lifetime of the payee. The Annuity Payments will cease with the last monthly Annuity Payment due prior to the death of the payee. Of the first two Annuity Options, this Annuity Option offers the maximum level of monthly Annuity Payments since it would be possible under this option to receive only one

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Annuity Payment if the payee died prior to the due date of the second Annuity Payment and there is no provision for a Death Benefit Amount payable to a Beneficiary.

SECOND OPTION—INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, We will make monthly Annuity Payments during the lifetime of the payee with the guarantee that if, at the death of the payee, We have made Annuity Payments for less than 120, 180 or 240 months, as elected, We will continue to make Annuity Payments during the remainder of such period to your Beneficiary. If no Beneficiary is designated, Jefferson National will, in accordance with the Contract provisions, pay the payee’s estate a lump sum equal to the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower Annuity Payments per month than the First Option.

THIRD OPTION—INCOME FOR LIFE WITH REFUND AT DEATH. Under this Annuity Option, We will make monthly Annuity Payments for the installment refund period. This is the time required for the sum of the Annuity Payments to equal the amount applied, and thereafter for the life of the payee. If the payee dies before We have refunded the amount applied under this Annuity Option, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in accordance with a settlement option then available as chosen by the Beneficiary.

FOURTH OPTION—INCOME FOR SPECIFIED PERIOD. Under this Annuity Option, We will make monthly Annuity Payments for the number of years selected. The period may be from 3 through 20. If you elect to receive Annuity Payments under this Annuity Option on a variable basis, Annuity Payments will vary monthly in accordance with the net performance of the Sub-accounts of the Variable Account. If the payee dies before We have made the specified number of monthly Annuity Payments, the present value of the remaining Annuity Payments will be paid to the designated Beneficiary in a lump sum payment.

To the extent that you select this Annuity Option on a variable basis, at any time during the Maturity Period you may elect that the remaining value:

(1) be paid in one sum, or

(2) be applied to effect a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee.

Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue after the Annuity Date. Accordingly, We will continue to make deductions for Insurance Charges for these risks from the Individual Account values.

FIFTH OPTION—INCOME OF SPECIFIED AMOUNT. Under this Annuity Option, We will make Annuity Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis until your Contract Value under this Annuity Option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. If the payee dies before the Contract Value is exhausted, We will pay the remaining Contract Value to the Beneficiary in a lump sum payment. In lieu of a lump sum payment, the Beneficiary may elect an Annuity Option for distribution of any amount on deposit at the date of the payee’s death which will result in a rate of payment at least as rapid as the rate of payment during the life of the payee.

If you elect this Option on a variable basis, at any time during the Annuity Period you may elect the remaining value be applied to provide a lifetime annuity under one of the first two Annuity Options described above, as long as the distribution will be made at least as rapidly as during the life of the payee. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, We will continue to make deductions for Insurance Charges the Individual Account values.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information.   It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.  You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Required Distributions. In order to be treated as an annuity

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contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a Non-Natural Owner (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•  made on or after the taxpayer reaches age 59 1/2;

•  made on or after the death of an Owner;

•  attributable to the taxpayer’s becoming disabled; or

•  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to

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withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable  insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to a traditional or SIMPLE IRA, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax,

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net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The 3.8% Medicare tax is imposed on the lesser of:

1. the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2. the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRA’s, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Jefferson National Life Insurance Company (“the Company”)

The Company is subject to legal and regulatory proceedings in the ordinary course of its business.  These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provisions for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

Jefferson National Securities Corporation (“JNSC”)

The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).  The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of

22

Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Variable Account

We established a separate account, Jefferson National Life Annuity Account E (Variable Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the variable account was known as Conseco Variable Annuity Account E and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account E. The Board of Directors of Jefferson National adopted a resolution to establish the Variable Account under Texas Insurance law on November 12, 1993. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria. The assets of the Variable Account are held in Our name on behalf of the Variable Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

Where permitted by law, We may:

•  create new separate accounts;

•  combine separate accounts, including combining the Variable Account with another separate account established by the Company;

•  transfer assets of the Variable Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

•  transfer the Variable Account to another insurance company;

•  add new Sub-accounts to or remove Sub-accounts from the Variable Account, or combine Sub-accounts;

•  make the Sub-accounts available under other policies We issue;

•  add new Investment Portfolios or remove existing Investment Portfolios;

•  substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Variable Account;

•  deregister the Variable Account under the Investment Company Act of 1940; and

•  operate the Variable Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority.  Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers’ commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account E are included in the Statement of Additional Information.

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Appendix A: Investment Options

Fund Name	Objective	Early Cut Off*
Alger Portfolios
Alger Capital Appreciation (Class 1-2)	Long term capital appreciation.
Alger Large Cap Growth (Class 1-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class 1-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc.
AB VPS Growth and Income (Class A)	Long term growth of capitaL
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
Columbia Management Investment Advisers, LLC
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Sustainable U.S. Equity	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Federated Insurance Series
Federated High Income Bond II (Primary)	High current income.
Federated Kaufmann II (Service)	Capital appreciation.
Federated Managed Volatility II	Current income and capital appreciation.
Guggenheim Variable Insurance Funds
Guggenheim U.S. VIF Long Short Equity	Long term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM

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Fund Name	Objective	Early Cut Off *
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the daily performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM
Rydex VIF Japan 2x Strategy	Investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment results that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:50PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:55PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:55PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	Investment returns that inversely correlate to 200% of the performance of the U.S. Dollar on a daily basis.	3:55PM
INVESCO Variable Insurance Funds
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.

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Fund Name	Objective	Early Cut Off *
Invesco V.I. Government Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Technology (Series I)	Long-term growth of capital.
Janus Aspen Series
JanusHenderson Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise (Institutional)	Long-term growth of capital.
Janus Henderson Forty (Institutional)	Long-term growth of capital.
Janus Henderson Global Research (Institutional)	Long term growth of capital in a manner consistent with the preservation of capital.
Janus Henderson Research (Institutional)	Long-term growth of capital.
Janus Henderson Overseas (Institutional)	Long-term growth of capital.
Janus Henderson Mid Cap Value (Institutional)	Capital appreciation.
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
Western Asset Var Global High Yield Bond (Class I)	To maximize total return.
Lord Abbett Series Fund, Inc.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman AMT Socially Responsive (Class I)	Long-term growth of capital.
Northern Lights Variable Trust
Power Momentum Index	Total return.
Power Dividend Index	Total return.
PIMCO Variable Insurance Trust
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

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Fund Name	Objective	Early Cut Off *
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.
Van Eck VIP Trust
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

* We must receive transfer requests involving these Investment Portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these Investment Portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time will be processed on the next business day.  This restriction applies only to transfers between sub-accounts involving an Investment Portfolio that imposes an early cut-off.  It does not apply to Purchase Payments or Contract Withdrawals.

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Jefferson National Life Insurance Company

VARIABLE ANNUITY - ACCOUNT E

CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income (inception date October 26, 2001)
Beginning AUV	$2.102	$1.915	$1.909	$1.768	$1.328	$1.146	$1.093	$0.980	$0.823	$1.405
Ending AUV	$2.465	$2.102	$1.915	$1.909	$1.768	$1.328	$1.146	$1.093	$0.980	$0.823

Percentage change in AUV	17.27%	9.77%	0.31%	7.98%	33.13%	15.88%	4.85%	11.53%	19.08%	-41.42%

Ending Number of AUs (000s)	93	109	120	151	226	243	206	181	302	300

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$8.026	$8.098	$7.734	$6.895	$5.172	$4.434	$4.510	$4.011	$2.692	$4.976
Ending AUV	$10.375	$8.026	$8.098	$7.734	$6.895	$5.172	$4.434	$4.510	$4.011	$2.692

Percentage change in AUV	29.27%	-0.89%	4.71%	12.17%	33.31%	16.64%	-1.69%	12.44%	49.00%	-45.90%

Ending Number of AUs (000s)	724	800	866	964	1,064	1,151	1,279	1,473	1,612	1,785

Large Cap Growth Portfolio
Beginning AUV	$2.972	$3.039	$3.030	$2.769	$2.079	$1.919	$1.953	$1.746	$1.200	$2.260
Ending AUV	$3.765	$2.972	$3.039	$3.030	$2.769	$2.079	$1.919	$1.953	$1.746	$1.200

Percentage change in AUV	26.68%	-2.20%	0.30%	9.43%	33.19%	8.34%	-1.74%	11.86%	45.50%	-46.90%

Ending Number of AUs (000s)	906	1,006	1,140	1,268	1,425	1,583	1,830	1,975	2,268	2,499

Mid Cap Growth Portfolio
Beginning AUV	$3.302	$3.316	$3.416	$3.207	$2.394	$2.090	$2.310	$1.962	$1.312	$3.195
Ending AUV	$4.226	$3.302	$3.316	$3.416	$3.207	$2.394	$2.090	$2.310	$1.962	$1.312

Percentage change in AUV	27.98%	-0.42%	-2.93%	6.52%	33.96%	14.55%	-9.52%	17.74%	49.54%	-58.94%

Ending Number of AUs (000s)	423	455	511	577	644	705	795	918	1,077	1,241

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV	$16.997	$16.110	$16.768	$15.479	$13.368	$12.126	$11.675	$10.605	$9.313	$11.855
Ending AUV	$19.093	$16.997	$16.110	$16.768	$15.479	$13.368	$12.126	$11.675	$10.605	$9.313

Percentage change in AUV	12.33%	5.51%	-3.92%	8.33%	15.79%	10.24%	3.86%	10.09%	13.87%	-21.44%

Ending Number of AUs (000s)	15	12	11	12	11	14	17	21	21	14

VP Income & Growth Fund
Beginning AUV	$2.003	$1.790	$1.923	$1.733	$1.294	$1.144	$1.125	$0.999	$0.858	$1.331
Ending AUV	$2.380	$2.003	$1.790	$1.923	$1.733	$1.294	$1.144	$1.125	$0.999	$0.858

Percentage change in AUV	18.82%	11.90%	-6.92%	10.96%	33.93%	13.11%	1.69%	12.61%	16.43%	-35.54%

Ending Number of AUs (000s)	293	341	369	402	452	452	528	604	623	671

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV	$13.270	$12.891	$13.404	$13.159	$14.581	$13.770	$12.496	$12.058	$11.092	$11.431
Ending AUV	$13.567	$13.270	$12.891	$13.404	$13.159	$14.581	$13.770	$12.496	$12.058	$11.092

Percentage change in AUV	2.24%	2.94%	-3.83%	1.86%	-9.75%	5.89%	10.20%	3.63%	8.71%	-2.97%

Ending Number of AUs (000s)	6	6	6	7	8	15	10	13	7	6

28

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP International Fund
Beginning AUV	$1.797	$1.928	$1.941	$2.083	$1.725	$1.444	$1.665	$1.490	$1.130	$2.077
Ending AUV	$2.325	$1.797	$1.928	$1.941	$2.083	$1.725	$1.444	$1.665	$1.490	$1.130

Percentage change in AUV	29.38%	-6.79%	-0.67%	-6.82%	20.75%	19.46%	-13.27%	11.74%	31.86%	-45.59%

Ending Number of AUs (000s)	173	187	203	255	267	307	352	398	428	456

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$13.335	$11.733	$12.381	$11.124	$8.589	$7.484	$7.505	$6.858	$5.794	$9.368
Ending AUV	$14.606	$13.335	$11.733	$12.381	$11.124	$8.589	$7.484	$7.505	$6.858	$5.794

Percentage change in AUV	9.53%	13.65%	-5.23%	11.30%	29.51%	14.76%	-0.28%	9.43%	18.36%	-38.15%

Ending Number of AUs (000s)	6	6	3	3	10	3	3	0	1	1

VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$17.891	$17.371	$16.576	$15.282	$11.306	$10.065	$10.099	$8.822	$6.653	$11.529
Ending AUV	$23.329	$17.891	$17.371	$16.576	$15.282	$11.306	$10.065	$10.099	$8.822	$6.653

Percentage change in AUV	30.40%	2.99%	4.80%	8.47%	35.17%	12.33%	-0.34%	14.48%	32.60%	-42.29%

Ending Number of AUs (000s)	2	2	3	2	2	2	2	2	1	0

VP Value Fund
Beginning AUV	$3.939	$3.316	$3.498	$3.137	$2.415	$2.138	$2.146	$1.919	$1.623	$2.248
Ending AUV	$4.224	$3.939	$3.316	$3.498	$3.137	$2.415	$2.138	$2.146	$1.919	$1.623

Percentage change in AUV	7.24%	18.79%	-5.20%	11.51%	29.90%	12.96%	-0.37%	11.83%	18.24%	-27.80%

Ending Number of AUs (000s)	454	510	569	632	687	816	921	1,081	1,209	1,313

AMUNDI PIONEER ASSET MANAGEMENT :
Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV	$2.188	$1.857	$1.879	$1.689	$1.330	$1.226	$1.176	$1.000	$0.890	$1.299
Ending AUV	$2.485	$2.188	$1.857	$1.879	$1.689	$1.330	$1.226	$1.176	$1.000	$0.890

Percentage change in AUV	13.57%	17.82%	-1.17%	11.25%	26.99%	8.48%	4.25%	17.60%	12.36%	-31.49%

Ending Number of AUs (000s)	130	147	153	164	218	266	315	336	365	397

Fund Portfolio (inception date January 2, 2001)
Beginning AUV	$1.625	$1.504	$1.531	$1.401	$1.068	$0.985	$1.047	$0.917	$0.745	$1.151
Ending AUV	$1.945	$1.625	$1.504	$1.531	$1.401	$1.068	$0.985	$1.047	$0.917	$0.745

Percentage change in AUV	19.69%	8.05%	-1.76%	9.28%	31.18%	8.43%	-5.92%	14.18%	23.09%	-35.27%

Ending Number of AUs (000s)	38	35	30	29	55	60	82	81	100	165

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV	$17.072	$15.218	$16.116	$16.391	$14.867	$13.031	$13.490	$11.626	$7.367	$11.608
Ending AUV	$18.014	$17.072	$15.218	$16.116	$16.391	$14.867	$13.031	$13.490	$11.626	$7.367

Percentage change in AUV	5.52%	12.18%	-5.57%	-1.68%	10.25%	14.09%	-3.40%	16.03%	57.81%	-36.54%

Ending number of AUs (000s)	3	3	1	2	2	2	2	3	6	4

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV	$18.719	$16.332	$17.686	$15.623	$11.934	$10.921	$11.762	$10.117	$8.191	$12.540
Ending AUV	$20.835	$18.719	$16.332	$17.686	$15.623	$11.934	$10.921	$11.762	$10.117	$8.191

Percentage change in AUV	11.30%	14.62%	-7.66%	13.20%	30.91%	9.28%	-7.15%	16.26%	23.51%	-34.68%

Ending number of AUs (000s)	3	3	4	4	3	3	5	7	4	4

29

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AMUNDI PIONEER ASSET MANAGEMENT: (continued)
Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$14.793	$13.978	$14.395	$14.075	$14.143	$12.902	$12.883	$11.730	$9.204	$10.570
Ending AUV	$15.280	$14.793	$13.978	$14.395	$14.075	$14.143	$12.902	$12.883	$11.730	$9.204
Percentage change in AUV	3.29%	5.83%	-2.90%	2.27%	-0.48%	9.62%	0.15%	9.83%	27.44%	-12.92%
Ending Number of AUs (000s)	12	7	5	6	6	6	7	5	5	1

COLUMBIA FUNDS VARIABLE SERIES TRUST
Seligman Global Technology Portfolio
Beginning AUV	$1.355	$1.155	$1.066	$0.864	$0.698	$0.662	$0.714	$0.629	$0.394	$0.670
Ending AUV	$1.803	$1.355	$1.155	$1.066	$0.864	$0.698	$0.662	$0.714	$0.629	$0.394

Percentage change in AUV	33.06%	17.32%	8.35%	23.38%	23.78%	5.44%	-7.28%	13.51%	59.64%	-41.19%

Ending Number of AUs (000s)	411	387	419	514	532	618	702	312	310	299

THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV	$25.728	$20.751	$21.546	$20.785	$14.979	$13.125	$13.236	$10.667	$8.652	$12.701
Ending AUV	$28.518	$25.728	$20.751	$21.546	$20.785	$14.979	$13.125	$13.236	$10.667	$8.652

Percentage change in AUV	10.84%	23.98%	-3.69%	3.66%	38.76%	14.13%	-0.84%	24.08%	23.29%	-31.88%

Ending number of AUs (000s)	6	6	5	6	7	7	6	8	5	4

The Dreyfus Sustainable U.S. Equity Fund
Beginning AUV	$3.394	$3.118	$3.267	$2.920	$2.204	$1.996	$2.006	$1.772	$1.344	$2.078
Ending AUV	$3.860	$3.394	$3.118	$3.267	$2.920	$2.204	$1.996	$2.006	$1.772	$1.344

Percentage change in AUV	13.73%	8.85%	-4.56%	11.88%	32.49%	10.42%	-0.50%	13.21%	31.85%	-35.32%

Ending Number of AUs (000s)	399	502	570	598	634	676	752	880	987	1,131

DREYFUS STOCK INDEX FUND
Beginning AUV	$4.418	$4.011	$4.023	$3.597	$2.763	$2.421	$2.410	$2.128	$1.708	$2.756
Ending AUV	$5.296	$4.418	$4.011	$4.023	$3.597	$2.763	$2.421	$2.410	$2.128	$1.708

Percentage change in AUV	19.87%	10.15%	-0.30%	11.84%	30.18%	14.13%	0.46%	13.25%	24.59%	-38.03%

Ending Number of AUs (000s)	2,417	2,791	3,128	3,472	3,841	4,159	4,594	5,158	5,556	6,145

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$1.351	$1.390	$1.449	$1.621	$1.336	$1.203	$1.496	$1.453	$1.125	$1.820
Ending AUV	$1.712	$1.351	$1.390	$1.449	$1.621	$1.336	$1.203	$1.496	$1.453	$1.125

Percentage change in AUV	26.72%	-2.81%	-4.07%	-10.61%	21.33%	11.06%	-19.59%	2.96%	29.16%	-38.19%

Ending Number of AUs (000s)	223	262	281	300	340	429	495	658	666	720

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$3.104	$2.742	$2.854	$2.818	$2.671	$2.362	$2.277	$2.013	$1.336	$1.830
Ending AUV	$3.274	$3.104	$2.742	$2.854	$2.818	$2.671	$2.362	$2.277	$2.013	$1.336

Percentage change in AUV	5.48%	13.20%	-3.92%	1.28%	5.50%	13.08%	3.73%	13.11%	50.67%	-26.99%

Ending Number of AUs (000s)	133	157	164	171	186	219	214	284	318	406

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$16.544	$16.222	$15.497	$14.361	$10.426	$9.037	$10.593	$9.123	$7.166	$12.511
Ending AUV	$20.878	$16.544	$16.222	$15.497	$14.361	$10.426	$9.037	$10.593	$9.123	$7.166

Percentage change in AUV	26.20%	1.98%	4.68%	7.91%	37.74%	15.37%	-14.69%	16.11%	27.31%	-42.72%
Ending Number of AUs (000s)	9	7	7	8	9	11	11	12	13	8

30

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
FEDERATED INSURANCE SERIES: (continued)
Managed Volatility Fund II
Beginning AUV	$2.379	$2.240	$2.458	$2.398	$1.998	$1.784	$1.727	$1.563	$1.235	$1.573
Ending AUV	$2.771	$2.379	$2.240	$2.458	$2.398	$1.998	$1.784	$1.727	$1.563	$1.235

Percentage change in AUV	16.48%	6.21%	-8.87%	2.50%	20.02%	12.00%	3.30%	10.49%	26.56%	-21.49%

Ending Number of AUs (000s)	101	150	199	205	225	179	221	280	380	328

GUGGENHEIM VARIABLE TRUST:
Long Short Equity Fund (inception date May 1, 2003)
Beginning AUV	$1.806	$1.820	$1.823	$1.798	$1.552	$1.508	$1.636	$1.492	$1.189	$2.034
Ending AUV	$2.046	$1.806	$1.820	$1.823	$1.798	$1.552	$1.508	$1.636	$1.492	$1.189

Percentage change in AUV	13.29%	-0.77%	-0.16%	1.39%	15.85%	2.92%	-7.82%	9.65%	25.48%	-41.54%

Ending Number of AUs (000s)	36	9	15	13	14	17	16	22	22	26

Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$8.844	$9.012	$8.973	$8.694	$8.674	$8.605	$8.441	$8.061	$8.453	$10.547
Ending AUV	$9.042	$8.844	$9.012	$8.973	$8.694	$8.674	$8.605	$8.441	$8.061	$8.453

Percentage change in AUV	2.24%	-1.86%	0.43%	3.21%	0.23%	0.80%	1.94%	4.71%	-4.64%	-19.85%

Ending Number of AUs (000s)	0	0	0	0	1	1	1	0	0	0

Rydex Banking Fund (inception date May 1, 2004)
Beginning AUV	$7.745	$6.172	$6.578	$6.451	$5.064	$4.134	$5.391	$4.836	$5.079	$8.755
Ending AUV	$8.591	$7.745	$6.172	$6.578	$6.451	$5.064	$4.134	$5.391	$4.836	$5.079

Percentage change in AUV	10.92%	25.49%	-6.17%	1.97%	27.39%	22.50%	-23.32%	11.48%	-4.78%	-41.99%

Ending Number of AUs (000s)	4	4	0	1	2	3	2	6	2	10

Rydex Basic Materials Fund (inception date May 1, 2004)
Beginning AUV	$19.067	$14.775	$18.117	$18.712	$18.742	$17.167	$20.839	$16.682	$10.882	$20.213
Ending AUV	$22.832	$19.067	$14.775	$18.117	$18.712	$18.742	$17.167	$20.839	$16.682	$10.882

Percentage change in AUV	19.75%	29.05%	-18.45%	-3.18%	-0.16%	9.17%	-17.62%	24.92%	53.30%	-46.16%

Ending Number of AUs (000s)	1	2	1	2	2	2	2	5	7	11

Rydex Biotechnology Fund (inception date May 1, 2004)
Beginning AUV	$27.069	$34.167	$31.942	$24.411	$16.054	$11.973	$10.979	$10.057	$8.618	$9.907
Ending AUV	$34.552	$27.069	$34.167	$31.942	$24.411	$16.054	$11.973	$10.979	$10.057	$8.618

Percentage change in AUV	27.64%	-20.77%	6.97%	30.85%	52.06%	34.09%	9.05%	9.17%	16.70%	-13.01%

Ending Number of AUs (000s)	6	7	18	26	27	28	12	8	8	13

Rydex Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$2.346	$2.155	$3.301	$5.072	$5.314	$5.467	$5.938	$5.574	$5.067	$10.081
Ending AUV	$2.416	$2.346	$2.155	$3.301	$5.072	$5.314	$5.467	$5.938	$5.574	$5.067

Percentage change in AUV	2.98%	8.86%	-34.72%	-34.92%	-4.55%	-2.80%	-7.93%	6.53%	10.01%	-49.74%

Ending Number of AUs (000s)	5	5	5	8	8	10	13	8	8	7

Rydex Consumer Products Fund (inception date May 1, 2004)
Beginning AUV	$24.534	$23.601	$22.532	$20.288	$16.042	$14.919	$13.299	$11.499	$9.790	$12.959
Ending AUV	$26.983	$24.534	$23.601	$22.532	$20.288	$16.042	$14.919	$13.299	$11.499	$9.790

Percentage change in AUV	9.98%	3.95%	4.74%	11.06%	26.47%	7.53%	12.18%	15.65%	17.46%	-24.45%

Ending Number of AUs (000s)	0	1	1	1	1	1	4	2	2	1

31

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$25.152	$19.511	$20.658	$17.935	$11.179	$9.678	$8.996	$7.323	$5.426	$14.373
Ending AUV	$39.318	$25.152	$19.511	$20.658	$17.935	$11.179	$9.678	$8.996	$7.323	$5.426
Percentage change in AUV	56.32%	28.91%	-5.55%	15.18%	60.43%	15.51%	7.58%	22.85%	34.96%	-62.25%
Ending Number of AUs (000s)	7	5	5	6	9	7	6	9	7	7

Rydex Electronics Fund (inception date May 1, 2004)
Beginning AUV	$13.423	$10.947	$10.873	$8.911	$6.691	$6.715	$8.154	$7.548	$4.454	$9.055
Ending AUV	$17.348	$13.423	$10.947	$10.873	$8.911	$6.691	$6.715	$8.154	$7.548	$4.454

Percentage change in AUV	29.24%	22.62%	0.68%	22.02%	33.18%	-0.36%	-17.65%	8.03%	69.47%	-50.81%

Ending Number of AUs (000s)	8	7	6	6	0	0	2	0	4	0

Rydex Energy Fund (inception date May 1, 2004)
Beginning AUV	$16.686	$12.881	$18.721	$23.330	$19.162	$18.978	$20.440	$17.411	$12.748	$23.958
Ending AUV	$15.424	$16.686	$12.881	$18.721	$23.330	$19.162	$18.978	$20.440	$17.411	$12.748

Percentage change in AUV	-7.56%	29.54%	-31.19%	-19.76%	21.75%	0.97%	-7.15%	17.40%	36.58%	-46.79%

Ending Number of AUs (000s)	11	14	15	17	18	18	23	25	26	31

Rydex Energy Services Fund (inception date May 1, 2004)
Beginning AUV	$13.416	$11.047	$16.403	$23.542	$19.270	$19.465	$21.761	$17.507	$10.931	$26.148
Ending AUV	$10.764	$13.416	$11.047	$16.403	$23.542	$19.270	$19.465	$21.761	$17.507	$10.931

Percentage change in AUV	-19.77%	21.44%	-32.65%	-30.32%	22.17%	-1.00%	-10.55%	24.30%	60.16%	-58.20%

Ending Number of AUs (000s)	10	6	9	10	12	13	15	16	22	30

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$8.492	$9.121	$9.965	$11.549	$9.453	$7.880	$9.416	$10.702	$8.000	$17.976
Ending AUV	$10.770	$8.492	$9.121	$9.965	$11.549	$9.453	$7.880	$9.416	$10.702	$8.000

Percentage change in AUV	26.83%	-6.90%	-8.47%	-13.72%	22.17%	19.96%	-16.31%	-12.02%	33.78%	-55.50%

Ending Number of AUs (000s)	0	1	1	1	0	0	1	4	3	1

Rydex Financial Services Fund (inception date May 1, 2004)
Beginning AUV	$11.260	$9.858	$10.412	$9.379	$7.457	$6.164	$7.347	$6.515	$5.520	$10.776
Ending AUV	$12.833	$11.260	$9.858	$10.412	$9.379	$7.457	$6.164	$7.347	$6.515	$5.520

Percentage change in AUV	13.97%	14.22%	-5.32%	11.01%	25.77%	20.98%	-16.10%	12.77%	18.03%	-48.78%

Ending Number of AUs (000s)	7	7	6	9	10	10	8	8	10	6

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$1.660	$1.689	$1.804	$1.358	$1.685	$1.659	$1.189	$1.094	$1.621	$1.135
Ending AUV	$1.794	$1.660	$1.689	$1.804	$1.358	$1.685	$1.659	$1.189	$1.094	$1.621

Percentage change in AUV	8.07%	-1.72%	-6.37%	32.84%	-19.41%	1.57%	39.53%	8.68%	-32.51%	42.82%

Ending Number of AUs (000s)	26	19	56	34	14	35	154	70	50	115

Rydex Health Care Fund (inception date May 1, 2004)
Beginning AUV	$21.453	$24.091	$23.372	$19.019	$13.600	$11.772	$11.403	$10.831	$8.812	$11.893
Ending AUV	$25.992	$21.453	$24.091	$23.372	$19.019	$13.600	$11.772	$11.403	$10.831	$8.812

Percentage change in AUV	21.16%	-10.95%	3.08%	22.89%	39.85%	15.53%	3.24%	5.28%	22.91%	-25.91%

Ending Number of AUs (000s)	2	2	3	3	3	4	3	7	7	8

32

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Internet Fund (inception date May 1, 2004)
Beginning AUV	$22.874	$22.209	$20.785	$20.673	$13.863	$11.782	$13.566	$11.391	$6.965	$12.813
Ending AUV	$30.217	$22.874	$22.209	$20.785	$20.673	$13.863	$11.782	$13.566	$11.391	$6.965

Percentage change in AUV	32.10%	2.99%	6.85%	0.54%	49.12%	17.66%	-13.15%	19.09%	63.55%	-45.64%

Ending Number of AUs (000s)	0	0	0	1	0	0	1	2	2	0

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	$0.531	$0.765	$0.844	$1.094	$1.977	$2.586	$3.596	$5.231	$9.585	$6.043
Ending AUV	$0.320	$0.531	$0.765	$0.844	$1.094	$1.977	$2.586	$3.596	$5.231	$9.585

Percentage change in AUV	-39.74%	-30.59%	-9.36%	-22.85%	-44.66%	-23.55%	-28.09%	-31.26%	-45.43%	58.61%

Ending Number of AUs (000s)	37	40	32	32	55	26	24	20	23	28

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.282	$0.294	$0.302	$0.408	$0.359	$0.388	$0.566	$0.658	$0.559	$0.813
Ending AUV	$0.253	$0.282	$0.294	$0.302	$0.408	$0.359	$0.388	$0.566	$0.658	$0.559

Percentage change in AUV	-10.28%	-4.08%	-2.65%	-25.98%	13.65%	-7.47%	-31.45%	-13.98%	17.71%	-31.24%

Ending Number of AUs (000s)	3	3	3	21	48	27	28	32	108	76

Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV	$1.611	$2.020	$2.072	$2.376	$3.327	$4.133	$4.522	$6.139	$9.619	$7.257
Ending AUV	$1.374	$1.611	$2.020	$2.072	$2.376	$3.327	$4.133	$4.522	$6.139	$9.619

Percentage change in AUV	-14.71%	-20.25%	-2.51%	-12.79%	-28.58%	-19.50%	-8.60%	-26.34%	-36.18%	32.55%

Ending Number of AUs (000s)	1	1	1	1	1	1	1	1	1	1

Rydex Inverse NASDAQ-100® Strategy Fund (inception date May 1, 2004)
Beginning AUV	$1.504	$1.685	$1.961	$2.444	$3.493	$4.354	$4.910	$6.324	$10.704	$7.334
Ending AUV	$1.117	$1.504	$1.685	$1.961	$2.444	$3.493	$4.354	$4.910	$6.324	$10.704

Percentage change in AUV	-25.73%	-10.74%	-14.07%	-19.76%	-30.03%	-19.77%	-11.32%	-22.36%	-40.92%	45.95%

Ending Number of AUs (000s)	12	16	14	13	12	12	12	13	10	15

Rydex Inverse Russell 2000® Strategy Fund (inception date July 15, 2004)
Beginning AUV	$1.482	$1.885	$1.910	$2.124	$3.116	$3.861	$4.238	$5.937	$8.968	$7.294
Ending AUV	$1.264	$1.482	$1.885	$1.910	$2.124	$3.116	$3.861	$4.238	$5.937	$8.968

Percentage change in AUV	-14.71%	-21.38%	-1.31%	-10.08%	-31.84%	-19.30%	-8.90%	-28.62%	-33.80%	22.95%

Ending Number of AUs (000s)	0	0	0	0	0	0	4	0	0	2

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV	$0.186	$0.214	$0.227	$0.269	$0.372	$0.454	$0.506	$0.618	$0.865	$0.630
Ending AUV	$0.151	$0.186	$0.214	$0.227	$0.269	$0.372	$0.454	$0.506	$0.618	$0.865

Percentage change in AUV	-18.82%	-13.08%	-5.73%	-15.61%	-27.69%	-18.06%	-10.28%	-18.12%	-28.55%	37.30%

Ending Number of AUs (000s)	15	49	65	35	86	46	119	49	100	45

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$12.903	$12.019	$10.883	$13.047	$8.481	$7.162	$10.221	$8.957	$7.344	$11.113
Ending AUV	$19.124	$12.903	$12.019	$10.883	$13.047	$8.481	$7.162	$10.221	$8.957	$7.344

Percentage change in AUV	48.21%	7.36%	10.44%	-16.59%	53.84%	18.42%	-29.93%	14.11%	21.96%	-33.92%

Ending Number of AUs (000s)	1	1	3	2	6	1	1	1	1	0

33

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Leisure Fund (inception date May 1, 2004)
Beginning AUV	$21.121	$19.548	$19.764	$18.647	$13.278	$11.100	$10.987	$8.548	$6.340	$12.630
Ending AUV	$25.017	$21.121	$19.548	$19.764	$18.647	$13.278	$11.100	$10.987	$8.548	$6.340

Percentage change in AUV	18.45%	8.05%	-1.09%	5.99%	40.44%	19.62%	1.03%	28.53%	34.83%	-49.80%

Ending Number of AUs (000s)	0	0	0	0	0	0	0	1	0	4

Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$4.415	$3.453	$3.706	$3.358	$2.266	$1.849	$2.029	$1.496	$0.995	$2.235
Ending AUV	$5.331	$4.415	$3.453	$3.706	$3.358	$2.266	$1.849	$2.029	$1.496	$0.995

Percentage change in AUV	20.75%	27.86%	-6.83%	10.36%	48.19%	22.55%	-8.87%	35.63%	50.35%	-55.48%

Ending Number of AUs (000s)	34	45	46	52	39	40	50	65	59	91

Rydex NASDAQ-100® Fund
Beginning AUV	$33.948	$32.482	$30.432	$26.277	$19.794	$17.192	$17.064	$14.604	$9.744	$17.012
Ending AUV	$43.895	$33.948	$32.482	$30.432	$26.277	$19.794	$17.192	$17.064	$14.604	$9.744

Percentage change in AUV	29.30%	4.51%	6.74%	15.81%	32.75%	15.13%	0.75%	16.84%	49.88%	-42.72%

Ending Number of AUs (000s)	22	25	29	30	35	43	44	53	52	58

Rydex NASDAQ-100® 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$44.913	$41.557	$36.765	$27.299	$15.361	$11.615	$11.859	$8.784	$4.090	$15.138
Ending AUV	$75.068	$44.913	$41.557	$36.765	$27.299	$15.361	$11.615	$11.859	$8.784	$4.090

Percentage change in AUV	67.14%	8.08%	13.03%	34.68%	77.72%	32.25%	-2.06%	35.01%	114.77%	-72.98%

Ending Number of AUs (000s)	13	11	14	15	9	14	6	11	7	8

Rydex Nova Fund
Beginning AUV	$21.576	$18.907	$19.312	$16.515	$11.241	$9.325	$9.568	$8.088	$6.053	$13.485
Ending AUV	$28.039	$21.576	$18.907	$19.312	$16.515	$11.241	$9.325	$9.568	$8.088	$6.053

Percentage change in AUV	29.95%	14.12%	-2.10%	16.94%	46.92%	20.55%	-2.54%	18.30%	33.62%	-55.11%

Ending Number of AUs (000s)	1	1	1	2	6	6	15	10	11	11

Rydex Precious Metals Fund (inception date May 1, 2004)
Beginning AUV	$8.034	$4.922	$7.169	$8.796	$16.550	$17.501	$23.401	$17.186	$11.678	$19.279
Ending AUV	$8.484	$8.034	$4.922	$7.169	$8.796	$16.550	$17.501	$23.401	$17.186	$11.678

Percentage change in AUV	5.60%	63.23%	-31.34%	-18.50%	-46.85%	-5.43%	-25.21%	36.16%	47.17%	-39.43%

Ending Number of AUs (000s)	22	38	15	21	22	21	24	23	22	21

Rydex Real Estate Fund (inception date May 1, 2004)
Beginning AUV	$19.105	$17.588	$18.298	$15.334	$14.961	$12.821	$12.713	$10.325	$8.359	$14.526
Ending AUV	$20.094	$19.105	$17.588	$18.298	$15.334	$14.961	$12.821	$12.713	$10.325	$8.359

Percentage change in AUV	5.18%	8.63%	-3.88%	19.33%	2.49%	16.69%	0.85%	23.13%	23.52%	-42.45%

Ending Number of AUs (000s)	1	1	1	2	2	3	3	9	8	10

Rydex Retailing Fund (inception date May 1, 2004)
Beginning AUV	$19.878	$20.097	$20.655	$19.277	$14.396	$12.503	$12.041	$9.757	$6.861	$10.377
Ending AUV	$22.116	$19.878	$20.097	$20.655	$19.277	$14.396	$12.503	$12.041	$9.757	$6.861

Percentage change in AUV	11.26%	-1.09%	-2.70%	7.15%	33.91%	15.14%	3.84%	23.41%	42.21%	-33.88%

Ending Number of AUs (000s)	0	0	0	0	0	0	0	0	1	1

34

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Russell 2000® 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	$3.633	$2.825	$3.150	$3.064	$1.959	$1.627	$1.879	$1.382	$1.052	$2.193
Ending AUV	$4.299	$3.633	$2.825	$3.150	$3.064	$1.959	$1.627	$1.879	$1.382	$1.052

Percentage change in AUV	18.33%	28.60%	-10.32%	2.81%	56.41%	20.41%	-13.41%	35.96%	31.37%	-52.03%

Ending Number of AUs (000s)	35	45	37	37	32	27	31	25	37	32

Rydex Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$13.098	$9.617	$11.229	$10.827	$5.912	$4.641	$5.838	$3.992	$2.981	$8.942
Ending AUV	$16.307	$13.098	$9.617	$11.229	$10.827	$5.912	$4.641	$5.838	$3.992	$2.981

Percentage change in AUV	24.50%	36.20%	-14.36%	3.71%	83.14%	27.39%	-20.50%	46.24%	33.91%	-66.66%

Ending Number of AUs (000s)	1	2	4	5	16	11	7	17	3	1

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	$22.875	$19.266	$19.867	$16.163	$9.715	$7.615	$8.039	$6.498	$4.502	$14.261
Ending AUV	$32.369	$22.875	$19.266	$19.867	$16.163	$9.715	$7.615	$8.039	$6.498	$4.502

Percentage change in AUV	41.50%	18.73%	-3.03%	22.92%	66.37%	27.58%	-5.27%	23.71%	44.34%	-68.43%

Ending Number of AUs (000s)	8	6	9	10	12	9	14	5	10	11

Rydex S&P 500 Pure Growth (inception date July 15, 2004)
Beginning AUV	$20.407	$20.174	$20.240	$18.258	$13.102	$11.727	$12.022	$9.751	$6.716	$11.319
Ending AUV	$25.034	$20.407	$20.174	$20.240	$18.258	$13.102	$11.727	$12.022	$9.751	$6.716

Percentage change in AUV	22.67%	1.15%	-0.33%	10.86%	39.35%	11.73%	-2.45%	23.29%	45.19%	-40.67%

Ending Number of AUs (000s)	10	11	12	8	7	5	7	4	12	1

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$20.764	$17.935	$20.071	$18.346	$12.807	$10.627	$11.129	$9.380	$6.289	$12.422
Ending AUV	$23.724	$20.764	$17.935	$20.071	$18.346	$12.807	$10.627	$11.129	$9.380	$6.289

Percentage change in AUV	14.26%	15.77%	-10.64%	9.40%	43.25%	20.51%	-4.51%	18.65%	49.15%	-49.37%

Ending Number of AUs (000s)	11	12	11	12	14	18	15	11	12	10

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$24.497	$24.188	$24.210	$24.938	$18.866	$16.487	$16.829	$12.873	$8.324	$13.221
Ending AUV	$28.689	$24.497	$24.188	$24.210	$24.938	$18.866	$16.487	$16.829	$12.873	$8.324

Percentage change in AUV	17.11%	1.28%	-0.09%	-2.92%	32.18%	14.43%	-2.03%	30.73%	54.65%	-37.04%

Ending Number of AUs (000s)	2	2	4	4	4	3	4	14	7	3

Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$21.707	$17.079	$19.651	$18.673	$13.944	$12.088	$13.202	$11.144	$7.279	$13.097
Ending AUV	$24.221	$21.707	$17.079	$19.651	$18.673	$13.944	$12.088	$13.202	$11.144	$7.279

Percentage change in AUV	11.58%	27.10%	-13.09%	5.24%	33.91%	15.35%	-8.44%	18.47%	53.10%	-44.42%

Ending Number of AUs (000s)	2	5	2	2	4	4	2	3	11	12

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	$23.513	$20.088	$20.448	$20.736	$14.882	$13.645	$13.367	$10.810	$8.183	$12.635
Ending AUV	$26.916	$23.513	$20.088	$20.448	$20.736	$14.882	$13.645	$13.367	$10.810	$8.183

Percentage change in AUV	14.47%	17.05%	-1.76%	-1.39%	39.34%	9.07%	2.08%	23.65%	32.10%	-35.24%

Ending Number of AUs (000s)	1	1	2	2	2	2	3	6	5	1

35

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	$19.703	$15.167	$17.790	$17.807	$12.643	$10.652	$11.928	$9.669	$6.043	$10.846
Ending AUV	$19.376	$19.703	$15.167	$17.790	$17.807	$12.643	$10.652	$11.928	$9.669	$6.043

Percentage change in AUV	-1.66%	29.91%	-14.74%	-0.10%	40.84%	18.69%	-10.70%	23.36%	60.00%	-44.28%

Ending Number of AUs (000s)	1	3	2	2	3	4	3	6	9	6

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$7.781	$7.374	$6.597	$5.442	$5.688	$6.155	$6.520	$6.924	$8.343	$8.015
Ending AUV	$6.319	$7.781	$7.374	$6.597	$5.442	$5.688	$6.155	$6.520	$6.924	$8.343

Percentage change in AUV	-18.79%	5.52%	11.78%	21.22%	-4.32%	-7.59%	-5.60%	-5.83%	-17.01%	4.09%

Ending Number of AUs (000s)	0	0	2	1	1	0	2	0	0	1

Rydex Technology Fund (inception date May 1, 2004)
Beginning AUV	$17.292	$15.787	$15.833	$14.563	$10.908	$9.878	$11.032	$9.986	$6.508	$12.091
Ending AUV	$22.616	$17.292	$15.787	$15.833	$14.563	$10.908	$9.878	$11.032	$9.986	$6.508

Percentage change in AUV	30.79%	9.53%	-0.29%	8.72%	33.51%	10.43%	-10.46%	10.47%	53.44%	-46.17%

Ending Number of AUs (000s)	1	1	1	2	2	1	2	8	8	7

Rydex Telecommunications Fund (inception date May 1, 2004)
Beginning AUV	$11.536	$9.964	$10.833	$10.706	$9.243	$8.939	$10.590	$9.379	$7.391	$13.712
Ending AUV	$12.041	$11.536	$9.964	$10.833	$10.706	$9.243	$8.939	$10.590	$9.379	$7.391

Percentage change in AUV	4.38%	15.78%	-8.02%	1.19%	15.83%	3.40%	-15.59%	12.91%	26.90%	-46.10%

Ending Number of AUs (000s)	0	0	1	1	1	1	1	1	5	6

Rydex Transportation Fund (inception date May 1, 2004)
Beginning AUV	$23.565	$20.703	$24.437	$20.180	$13.585	$11.717	$13.369	$10.921	$9.435	$12.802
Ending AUV	$28.355	$23.565	$20.703	$24.437	$20.180	$13.585	$11.717	$13.369	$10.921	$9.435

Percentage change in AUV	20.33%	13.82%	-15.28%	21.10%	48.55%	15.94%	-12.36%	22.42%	15.75%	-26.30%

Ending Number of AUs (000s)	0	0	0	1	3	0	0	1	0	1

Rydex Utilities Fund (inception date May 1, 2004)
Beginning AUV	$22.298	$19.436	$21.276	$17.557	$15.669	$15.716	$13.705	$13.003	$11.588	$16.687
Ending AUV	$24.411	$22.298	$19.436	$21.276	$17.557	$15.669	$15.716	$13.705	$13.003	$11.588

Percentage change in AUV	9.48%	14.73%	-8.65%	21.18%	12.05%	-0.30%	14.67%	5.40%	12.21%	-30.56%

Ending Number of AUs (000s)	2	4	3	3	3	3	8	3	4	7

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$5.638	$6.263	$7.636	$9.917	$10.348	$10.414	$10.964	$11.779	$11.205	$12.948
Ending AUV	$6.634	$5.638	$6.263	$7.636	$9.917	$10.348	$10.414	$10.964	$11.779	$11.205

Percentage change in AUV	17.67%	-9.98%	-17.98%	-23.00%	-4.17%	-0.63%	-5.02%	-6.92%	5.12%	-13.46%

Ending Number of AUs (000s)	2	2	2	2	2	2	2	2	4	5

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$16.565	$15.235	$16.396	$15.374	$12.063	$10.742	$10.901	$10.090	$7.975	$11.578
Ending AUV	$18.488	$16.565	$15.235	$16.396	$15.374	$12.063	$10.742	$10.901	$10.090	$7.975

Percentage change in AUV	11.61%	8.73%	-7.08%	6.65%	27.45%	12.30%	-1.46%	8.04%	26.52%	-31.12%

Ending Number of AUs (000s)	19	20	24	30	37	44	50	58	68	68

36

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Diversified Dividend Fund (inception date May 1, 2011)
Beginning AUV	$17.525	$15.479	$15.379	$13.823	$10.697	$9.138	$9.993	N/A	N/A	N/A
Ending AUV	$18.764	$17.525	$15.479	$15.379	$13.823	$10.697	$9.138	N/A	N/A	N/A

Percentage change in AUV	7.07%	13.22%	0.65%	11.26%	29.22%	17.06%	-8.56%	N/A	N/A	N/A

Ending Number of AUs (000s)	5	8	10	9	8	7	13	N/A	N/A	N/A

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV	$3.084	$3.065	$3.155	$2.791	$2.756	$2.182	$2.366	$2.042	$1.574	$2.885
Ending AUV	$3.438	$3.084	$3.065	$3.155	$2.791	$2.756	$2.182	$2.366	$2.042	$1.574

Percentage change in AUV	11.48%	0.62%	-2.85%	13.04%	1.27%	26.31%	-7.78%	15.87%	29.73%	-45.44%

Ending Number of AUs (000s)	76	94	110	117	131	145	179	203	244	283

Government Money Market Fund (inception date May 1, 2012)
Beginning AUV	$9.383	$9.506	$9.639	$9.774	$9.908	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$9.306	$9.383	$9.506	$9.639	$9.774	$9.908	N/A	N/A	N/A	N/A

Percentage change in AUV	-0.82%	-1.29%	-1.38%	-1.38%	-1.35%	-0.92%	N/A	N/A	N/A	N/A

Ending Number of AUs (000s)	301	304	354	374	445	481	N/A	N/A	N/A	N/A

Health Care Fund (inception date May 1, 2001)
Beginning AUV	$2.030	$2.325	$2.285	$1.937	$1.397	$1.172	$1.144	$1.101	$0.875	$1.243
Ending AUV	$2.319	$2.030	$2.325	$2.285	$1.937	$1.397	$1.172	$1.144	$1.101	$0.875

Percentage change in AUV	14.24%	-12.69%	1.75%	17.97%	38.65%	19.20%	2.45%	3.91%	25.83%	-29.61%

Ending Number of AUs (000s)	54	55	93	108	149	145	162	131	135	171

High Yield Fund (inception date May 1, 2004)
Beginning AUV	$18.744	$17.091	$17.899	$17.843	$16.910	$14.636	$14.700	$13.126	$8.711	$11.890
Ending AUV	$19.648	$18.744	$17.091	$17.899	$17.843	$16.910	$14.636	$14.700	$13.126	$8.711

Percentage change in AUV	4.82%	9.67%	-4.51%	0.31%	5.52%	15.54%	-0.44%	11.99%	50.68%	-26.74%

Ending Number of AUs (000s)	9	11	13	13	20	23	28	21	29	25

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV	$2.413	$2.163	$2.291	$2.230	$1.761	$1.614	$1.751	$1.560	$1.219	$1.733
Ending AUV	$2.728	$2.413	$2.163	$2.291	$2.230	$1.761	$1.614	$1.751	$1.560	$1.219

Percentage change in AUV	13.05%	11.56%	-5.59%	2.74%	26.63%	9.11%	-7.82%	12.24%	27.97%	-29.66%

Ending Number of AUs (000s)	43	44	48	57	60	58	67	68	74	68

Technology Fund (inception date May 1, 2001)
Beginning AUV	$0.950	$0.971	$0.922	$0.842	$0.682	$0.622	$0.664	$0.555	$0.358	$0.654
Ending AUV	$1.266	$0.950	$0.971	$0.922	$0.842	$0.682	$0.622	$0.664	$0.555	$0.358

Percentage change in AUV	33.26%	-2.16%	5.31%	9.50%	23.46%	9.65%	-6.33%	19.64%	55.03%	-45.26%

Ending Number of AUs (000s)	109	94	93	108	130	132	112	113	115	107

JANUS HENDERSON VIT FUNDS:
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$16.670	$16.161	$16.287	$15.222	$12.847	$11.467	$11.441	$10.705	$8.623	$10.391
Ending AUV	$19.469	$16.670	$16.161	$16.287	$15.222	$12.847	$11.467	$11.441	$10.705	$8.623

Percentage change in AUV	16.79%	3.15%	-0.77%	7.00%	18.49%	12.03%	0.23%	6.88%	24.14%	-17.01%

Ending Number of AUs (000s)	53	35	39	48	48	46	46	46	39	33

37

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JANUS HENDERSON VIT FUNDS: (continued)
Enterprise Portfolio
Beginning AUV	$5.420	$4.891	$4.768	$4.297	$3.292	$2.846	$2.928	$2.359	$1.652	$2.977
Ending AUV	$6.810	$5.420	$4.891	$4.768	$4.297	$3.292	$2.846	$2.928	$2.359	$1.652

Percentage change in AUV	25.65%	10.82%	2.58%	10.96%	30.53%	15.67%	-2.80%	24.12%	42.80%	-44.51%

Ending Number of AUs (000s)	1,295	1,387	1,536	1,688	1,842	2,040	2,261	2,530	2,812	3,036

Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$18.481	$18.339	$16.572	$15.456	$11.944	$9.756	$10.603	$10.073	$6.981	$12.676
Ending AUV	$23.750	$18.481	$18.339	$16.572	$15.456	$11.944	$9.756	$10.603	$10.073	$6.981

Percentage change in AUV	28.51%	0.77%	10.66%	7.22%	29.40%	22.43%	-7.99%	5.26%	44.29%	-44.93%

Ending Number of AUs (000s)	14	13	17	12	13	15	15	14	17	17

Global Research Portfolio
Beginning AUV	$3.295	$3.274	$3.398	$3.207	$2.532	$2.139	$2.514	$2.201	$1.621	$2.971
Ending AUV	$4.128	$3.295	$3.274	$3.398	$3.207	$2.532	$2.139	$2.514	$2.201	$1.621

Percentage change in AUV	25.28%	0.64%	-3.65%	5.96%	26.66%	18.37%	-14.92%	14.22%	35.78%	-45.44%

Ending Number of AUs (000s)	1,711	1,935	2,181	2,394	2,603	2,856	3,244	3,557	3,878	4,124

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV	$2.558	$2.772	$3.076	$3.540	$3.133	$2.800	$4.187	$3.388	$1.914	$4.053
Ending AUV	$3.307	$2.558	$2.772	$3.076	$3.540	$3.133	$2.800	$4.187	$3.388	$1.914

Percentage change in AUV	29.28%	-7.72%	-9.88%	-13.11%	12.99%	11.89%	-33.13%	23.58%	77.01%	-52.78%

Ending Number of AUs (000s)	94	123	148	175	203	270	382	501	519	550

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$16.629	$14.167	$14.882	$13.876	$11.159	$10.183	$10.607	$9.300	$7.054	$9.905
Ending AUV	$18.684	$16.629	$14.167	$14.882	$13.876	$11.159	$10.183	$10.607	$9.300	$7.054

Percentage change in AUV	12.36%	17.38%	-4.80%	7.25%	24.35%	9.58%	-4.00%	14.05%	31.84%	-28.78%

Ending Number of AUs (000s)	4	4	3	4	4	5	5	5	5	5

Research Portfolio
Beginning AUV	$3.542	$3.574	$3.440	$3.088	$2.402	$2.055	$2.200	$1.948	$1.449	$2.438
Ending AUV	$4.467	$3.542	$3.574	$3.440	$3.088	$2.402	$2.055	$2.200	$1.948	$1.449

Percentage change in AUV	26.12%	-0.90%	3.90%	11.40%	28.56%	16.89%	-6.59%	12.94%	34.44%	-40.57%

Ending Number of AUs (000s)	2,142	2,290	2,502	2,743	2,954	3,186	3,478	3,823	4,244	4,508

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$25.366	$21.297	$27.016	$28.729	$29.501	$24.513	$30.315	$25.055	$14.960	$29.587
Ending AUV	$31.975	$25.366	$21.297	$27.016	$28.729	$29.501	$24.513	$30.315	$25.055	$14.960

Percentage change in AUV	26.05%	19.11%	-21.17%	-5.96%	-2.62%	20.35%	-19.14%	20.99%	67.48%	-49.44%

Ending Number of AUs (000s)	6	4	5	6	11	21	22	32	30	30

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV	$14.809	$15.689	$15.637	$16.554	$13.901	$11.641	$12.730	$12.097	$10.100	$16.263
Ending AUV	$17.865	$14.809	$15.689	$15.637	$16.554	$13.901	$11.641	$12.730	$12.097	$10.100

Percentage change in AUV	20.64%	-5.61%	0.33%	-5.54%	19.08%	19.41%	-8.55%	5.23%	19.77%	-37.90%

Ending Number of AUs (000s)	6	9	4	3	4	4	4	6	4	5

38

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
LAZARD RETIREMENT SERIES INC.: (continued)
US Small-Mid Cap Equity Portfolio
Beginning AUV	$2.978	$2.608	$2.710	$2.475	$1.856	$1.707	$1.904	$1.560	$1.037	$1.655
Ending AUV	$3.347	$2.978	$2.608	$2.710	$2.475	$1.856	$1.707	$1.904	$1.560	$1.037

Percentage change in AUV	12.39%	14.19%	-3.76%	9.49%	33.35%	8.73%	-10.35%	22.05%	50.43%	-37.34%

Ending Number of AUs (000s)	246	275	293	323	359	427	497	548	626	685

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$18.181	$18.218	$18.801	$15.836	$10.867	$9.283	$9.187	$7.452	$5.616	$9.557
Ending AUV	$20.850	$18.181	$18.218	$18.801	$15.836	$10.867	$9.283	$9.187	$7.452	$5.616

Percentage change in AUV	14.68%	-0.20%	-3.10%	18.72%	45.73%	17.06%	1.04%	23.28%	32.69%	-41.24%

Ending number of AUs (000s)	1	1	4	7	5	1	2	2	1	1

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$19.001	$17.941	$16.572	$14.743	$10.845	$9.139	$9.328	$8.613	$6.134	$9.921
Ending AUV	$23.565	$19.001	$17.941	$16.572	$14.743	$10.845	$9.139	$9.328	$8.613	$6.134

Percentage change in AUV	24.02%	5.91%	8.26%	12.41%	35.94%	18.67%	-2.03%	8.30%	40.41%	-38.17%

Ending number of AUs (000s)	2	2	4	3	2	2	1	1	2	1

ClearBridge Dividend Strategy Portfolio (inception date April 30, 2007)
Beginning AUV	$15.353	$13.540	$14.348	$12.807	$10.312	$9.158	$8.607	$7.775	$6.415	$10.012
Ending AUV	$18.044	$15.353	$13.540	$14.348	$12.807	$10.312	$9.158	$8.607	$7.775	$6.415

Percentage change in AUV	17.53%	13.39%	-5.63%	12.03%	24.20%	12.60%	6.40%	10.70%	21.20%	-35.93%

Ending number of AUs (000s)	4	6	4	3	2	4	4	1	0	0

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV	$17.019	$14.929	$16.078	$16.495	$15.741	$13.491	$13.451	$11.869	$7.738	$11.344
Ending AUV	$18.235	$17.019	$14.929	$16.078	$16.495	$15.741	$13.491	$13.451	$11.869	$7.738

Percentage change in AUV	7.14%	14.00%	-7.15%	-2.53%	4.79%	16.68%	0.30%	13.33%	53.39%	-31.79%

Ending Number of AUs (000s)	1	1	1	2	4	4	2	3	1	2

LORD ABBETT SERIES FUND, INC. :
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
Beginning AUV	$2.754	$2.426	$2.514	$2.286	$1.812	$1.634	$1.654	$1.461	$1.200	$1.650
Ending AUV	$3.235	$2.754	$2.426	$2.514	$2.286	$1.812	$1.634	$1.654	$1.461	$1.200

Percentage change in AUV	17.47%	13.52%	-3.50%	9.97%	26.16%	10.89%	-1.21%	13.21%	21.75%	-27.27%

Ending Number of AUs (000s)	66	75	65	69	91	107	104	129	139	164

Growth and Income Portfolio
Beginning AUV	$2.319	$2.008	$2.096	$1.975	$1.474	$1.333	$1.440	$1.243	$1.061	$1.692
Ending AUV	$2.593	$2.319	$2.008	$2.096	$1.975	$1.474	$1.333	$1.440	$1.243	$1.061

Percentage change in AUV	11.82%	15.49%	-4.20%	6.13%	33.99%	10.58%	-7.43%	15.85%	17.15%	-37.29%

Ending Number of AUs (000s)	914	1,030	1,186	1,277	1,483	1,609	1,778	2,085	2,351	2,630

39

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$2.641	$2.103	$2.418	$2.232	$1.726	$1.501	$1.717	$1.506	$0.978	$2.084
Ending AUV	$2.952	$2.641	$2.103	$2.418	$2.232	$1.726	$1.501	$1.717	$1.506	$0.978

Percentage change in AUV	11.78%	25.58%	-13.03%	8.33%	29.32%	14.99%	-12.58%	14.01%	53.99%	-53.07%

Ending Number of AUs (000s)	178	243	242	269	308	400	486	667	787	909

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV	$1.924	$1.869	$1.872	$1.764	$1.349	$1.217	$1.229	$0.965	$0.744	$1.332
Ending AUV	$2.378	$1.924	$1.869	$1.872	$1.764	$1.349	$1.217	$1.229	$0.965	$0.744

Percentage change in AUV	23.60%	2.94%	-0.16%	6.12%	30.76%	10.85%	-0.98%	27.36%	29.70%	-44.14%

Ending Number of AUs (000s)	46	56	65	80	117	133	162	225	165	158

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV	$3.074	$2.683	$2.969	$2.645	$1.957	$1.718	$1.863	$1.497	$1.036	$1.939
Ending AUV	$3.539	$3.074	$2.683	$2.969	$2.645	$1.957	$1.718	$1.863	$1.497	$1.036

Percentage change in AUV	15.13%	14.57%	-9.63%	12.25%	35.16%	13.91%	-7.78%	24.45%	44.50%	-46.57%

Ending Number of AUs (000s)	23	26	29	31	30	27	33	45	50	48

Short Term Duration Bond Portfolio
Beginning AUV	$1.318	$1.320	$1.336	$1.347	$1.358	$1.316	$1.331	$1.282	$1.147	$1.344
Ending AUV	$1.311	$1.318	$1.320	$1.336	$1.347	$1.358	$1.316	$1.331	$1.282	$1.147

Percentage change in AUV	-0.53%	-0.15%	-1.20%	-0.82%	-0.81%	3.19%	-1.13%	3.82%	11.77%	-14.66%

Ending Number of AUs (000s)	187	233	259	286	305	298	439	455	455	532

NORTHERN LIGHTS VARIABLE TRUST:
Power Dividend Index Portfolio (inception date May 1, 2007)
Beginning AUV	$13.111	$13.207	$13.942	$13.221	$11.191	$10.262	$9.817	$8.909	$7.415	$9.787
Ending AUV	$14.337	$13.111	$13.207	$13.942	$13.221	$11.191	$10.262	$9.817	$8.909	$7.415

Percentage change in AUV	9.35%	-0.73%	-5.27%	5.45%	18.14%	9.05%	4.53%	10.19%	20.15%	-24.24%

Ending Number of AUs (000s)	382	447	492	525	567	635	703	757	810	901

Power Momentum Portfolio (inception date May 1, 2007)
Beginning AUV	$13.963	$13.436	$13.771	$12.925	$9.625	$8.360	$8.388	$6.754	$5.073	$8.963
Ending AUV	$16.651	$13.963	$13.436	$13.771	$12.925	$9.625	$8.360	$8.388	$6.754	$5.073

Percentage change in AUV	19.25%	3.92%	-2.43%	6.55%	34.29%	15.13%	-0.33%	24.19%	33.14%	-43.40%

Ending Number of AUs (000s)	861	991	1,090	1,181	1,287	1,436	1,622	1,785	1,931	2,086

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$13.728	$12.327	$13.735	$13.863	$14.020	$12.370	$12.304	$11.033	$9.203	$11.090
Ending AUV	$15.371	$13.728	$12.327	$13.735	$13.863	$14.020	$12.370	$12.304	$11.033	$9.203

Percentage change in AUV	11.97%	11.37%	-10.25%	-0.92%	-1.12%	13.34%	0.54%	11.52%	19.88%	-17.02%

Ending Number of AUs (000s)	14	15	18	20	22	27	29	23	19	11

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$5.857	$5.157	$7.040	$8.751	$10.404	$10.012	$10.983	$8.944	$6.409	$11.563
Ending AUV	$5.900	$5.857	$5.157	$7.040	$8.751	$10.404	$10.012	$10.983	$8.944	$6.409

Percentage change in AUV	0.73%	13.57%	-26.75%	-19.55%	-15.89%	3.92%	-8.84%	22.80%	39.55%	-44.57%

Ending Number of AUs (000s)	4	5	8	10	13	14	18	20	18	15

40

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIMCO VARIABLE INSURANCE TRUST: (continued)
Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$16.182	$14.482	$15.023	$15.009	$16.357	$14.074	$13.424	$12.138	$9.432	$11.197
Ending AUV	$17.533	$16.182	$14.482	$15.023	$15.009	$16.357	$14.074	$13.424	$12.138	$9.432

Percentage change in AUV	8.35%	11.74%	-3.60%	0.09%	-8.24%	16.22%	4.84%	10.59%	28.69%	-15.76%

Ending Number of AUs (000s)	1	1	1	3	3	7	7	6	1	0

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$15.931	$15.172	$15.341	$13.996	$14.122	$12.921	$12.273	$11.472	$10.064	$10.456
Ending AUV	$16.144	$15.931	$15.172	$15.341	$13.996	$14.122	$12.921	$12.273	$11.472	$10.064

Percentage change in AUV	1.34%	5.00%	-1.10%	9.61%	-0.89%	9.29%	5.28%	6.98%	13.99%	-3.75%

Ending Number of AUs (000s)	1	2	3	3	3	3	4	5	4	2

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$13.474	$13.133	$13.877	$13.761	$15.248	$14.461	$13.633	$12.384	$10.748	$10.994
Ending AUV	$14.433	$13.474	$13.133	$13.877	$13.761	$15.248	$14.461	$13.633	$12.384	$10.748

Percentage change in AUV	7.12%	2.60%	-5.36%	0.84%	-9.75%	5.44%	6.07%	10.09%	15.22%	-2.24%

Ending Number of AUs (000s)	5	5	7	8	8	15	11	12	11	12

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$16.606	$14.976	$15.441	$15.152	$14.533	$12.895	$12.654	$11.210	$8.105	$10.746
Ending AUV	$17.458	$16.606	$14.976	$15.441	$15.152	$14.533	$12.895	$12.654	$11.210	$8.105

Percentage change in AUV	5.13%	10.88%	-3.01%	1.91%	4.26%	12.70%	1.90%	12.88%	38.31%	-24.58%

Ending Number of AUs (000s)	3	51	8	8	53	65	72	65	4	1

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$16.947	$17.070	$17.555	$14.355	$16.724	$16.241	$12.883	$11.706	$12.415	$10.734
Ending AUV	$18.209	$16.947	$17.070	$17.555	$14.355	$16.724	$16.241	$12.883	$11.706	$12.415

Percentage change in AUV	7.45%	-0.72%	-2.76%	22.29%	-14.17%	2.97%	26.07%	10.05%	-5.71%	15.66%

Ending Number of AUs (000s)	14	4	5	4	3	12	15	13	4	4

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.195	$12.195	$12.328	$12.397	$12.589	$12.061	$12.097	$11.651	$10.426	$10.618
Ending AUV	$12.188	$12.195	$12.195	$12.328	$12.397	$12.589	$12.061	$12.097	$11.651	$10.426

Percentage change in AUV	-0.06%	0.00%	-1.08%	-0.56%	-1.53%	4.38%	-0.30%	3.83%	11.75%	-1.81%

Ending Number of AUs (000s)	4	4	9	8	7	11	12	13	13	5

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.503	$1.448	$1.510	$1.485	$1.659	$1.547	$1.405	$1.318	$1.129	$1.232
Ending AUV	$1.536	$1.503	$1.448	$1.510	$1.485	$1.659	$1.547	$1.405	$1.318	$1.129

Percentage change in AUV	2.20%	3.80%	-4.11%	1.68%	-10.49%	7.24%	10.11%	6.60%	16.74%	-8.36%

Ending Number of AUs (000s)	348	400	536	626	681	889	984	1,056	1,110	1,283

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV	$11.231	$11.125	$11.158	$11.236	$11.330	$11.180	$11.280	$11.203	$10.539	$10.722
Ending AUV	$11.341	$11.231	$11.125	$11.158	$11.236	$11.330	$11.180	$11.280	$11.203	$10.539

Percentage change in AUV	0.98%	0.95%	-0.30%	-0.69%	-0.83%	1.34%	-0.89%	0.69%	6.30%	-1.71%

Ending Number of AUs (000s)	7	7	8	10	13	13	25	21	20	13

41

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIMCO VARIABLE INSURANCE TRUST:
Total Return Portfolio (inception date May 1, 2003)
Beginning AUV	$1.582	$1.562	$1.577	$1.534	$1.586	$1.468	$1.437	$1.348	$1.199	$1.160
Ending AUV	$1.636	$1.582	$1.562	$1.577	$1.534	$1.586	$1.468	$1.437	$1.348	$1.199

Percentage change in AUV	3.41%	1.28%	-0.95%	2.80%	-3.28%	8.04%	2.16%	6.60%	12.43%	3.36%

Ending Number of AUs (000s)	503	510	701	772	893	1,162	1,295	1,291	1,313	1,024

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$2.651	$2.246	$2.601	$2.736	$2.293	$2.161	$2.494	$1.946	$1.248	$2.232
Ending AUV	$2.750	$2.651	$2.246	$2.601	$2.736	$2.293	$2.161	$2.494	$1.946	$1.248

Percentage change in AUV	3.73%	18.03%	-13.65%	-4.93%	19.32%	6.11%	-13.35%	28.16%	55.93%	-44.09%

Ending Number of AUs (000s)	20	42	42	48	62	70	100	161	169	175

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	$3.413	$2.861	$3.290	$3.232	$2.432	$2.192	$2.299	$1.934	$1.451	$2.021
Ending AUV	$3.547	$3.413	$2.861	$3.290	$3.232	$2.432	$2.192	$2.299	$1.934	$1.451

Percentage change in AUV	3.93%	19.29%	-13.04%	1.79%	32.89%	10.95%	-4.65%	18.87%	33.29%	-28.20%

Ending Number of AUs (000s)	95	99	113	142	162	179	209	232	233	281

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV	$2.062	$1.864	$2.074	$2.015	$1.718	$1.368	$1.763	$1.567	$1.094	$1.968
Ending AUV	$2.310	$2.062	$1.864	$2.074	$2.015	$1.718	$1.368	$1.763	$1.567	$1.094

Percentage change in AUV	12.03%	10.62%	-10.13%	2.93%	17.29%	25.58%	-22.40%	12.51%	43.24%	-44.41%

Ending Number of AUs (000s)	281	341	360	374	398	438	552	667	722	678

VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$2.405	$2.437	$2.873	$2.926	$2.649	$2.069	$2.826	$2.259	$1.075	$3.095
Ending AUV	$3.583	$2.405	$2.437	$2.873	$2.926	$2.649	$2.069	$2.826	$2.259	$1.075

Percentage change in AUV	48.98%	-1.31%	-15.18%	-1.81%	10.46%	28.03%	-26.79%	25.10%	110.14%	-65.27%

Ending Number of AUs (000s)	191	213	226	274	295	340	467	578	761	693

Global Hard Assets Fund
Beginning AUV	$3.018	$2.130	$3.245	$4.069	$3.733	$3.662	$4.444	$3.487	$2.245	$4.226
Ending AUV	$2.926	$3.018	$2.130	$3.245	$4.069	$3.733	$3.662	$4.444	$3.487	$2.245

Percentage change in AUV	-3.05%	41.69%	-34.36%	-20.25%	9.00%	1.94%	-17.60%	27.44%	55.32%	-46.88%

Ending Number of AUs (000s)	243	267	291	326	361	377	435	487	537	581

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$1.625	$1.548	$1.806	$1.793	$2.002	$1.923	$1.803	$1.722	$1.648	$1.613
Ending AUV	$1.798	$1.625	$1.548	$1.806	$1.793	$2.002	$1.923	$1.803	$1.722	$1.648

Percentage change in AUV	10.65%	4.97%	-14.29%	0.73%	-10.44%	4.11%	6.66%	4.70%	4.49%	2.17%

Ending Number of AUs (000s)	73	75	82	89	99	146	198	246	272	323

42

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
Beginning AUV	$26.141	$24.626	$25.344	$25.610	$18.061	$15.557	$15.710	$11.754	$8.495	$15.484
Ending AUV	$33.288	$26.141	$24.626	$25.344	$25.610	$18.061	$15.557	$15.710	$11.754	$8.495

Percentage change in AUV	27.34%	6.15%	-2.83%	-1.04%	41.80%	16.10%	-0.97%	33.66%	38.36%	-45.14%

Ending Number of AUs (000s)	54	68	75	83	99	111	121	139	147	162

Opportunity Fund
Beginning AUV	$4.254	$3.844	$4.022	$3.694	$2.867	$2.517	$2.701	$2.213	$1.519	$2.572
Ending AUV	$5.053	$4.254	$3.844	$4.022	$3.694	$2.867	$2.517	$2.701	$2.213	$1.519

Percentage change in AUV	18.78%	10.67%	-4.43%	8.88%	28.85%	13.91%	-6.81%	22.05%	45.69%	-40.94%

Ending Number of AUs (000s)	266	282	345	407	453	495	592	689	770	802

43

APPENDIX C

Deductions for Taxes — Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified		Qualified
California		X	2.35%		0.50%
Maine	X		2.00	%(1)
Nevada		X	3.50%
South Dakota	X		1.25	%(2)
Texas		X	0.04	%(3)	0.04%
West Virginia		X	1.00%		1.00%
Wyoming	X		1.00%

NOTE:    The above tax deduction rates are as of January 1, 2018. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses – Premium Taxes.”

(1)         Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2)         South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3)         Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

44

PRIVACY NOTICE of

Jefferson National Life Insurance Company

01/2018

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to  prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Customer Service Department:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

45

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account E
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Reduction or Elimination of the Contingent Deferred Sales Charge
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ACHEDU-SAI-E-05-17) dated May 1, 2018 for this Prospectus, please complete this form, detach, and mail to:

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account E at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

Jefferson National Life Insurance Company
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

© 2018, Jefferson National Life Insurance Company	JNL-ACHEDU-PROS-E-0518

46

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

MAY 1, 2018

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account E (the “Variable Account”), dated May 1, 2018. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc.  Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E:

Jefferson National Life Annuity Account E, also referred to as the “Variable Account”, was established on November 12, 1993 pursuant to Texas law. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account E and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account E. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.  If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.

Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter..

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.

.For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•                      the contract is not transferable by the owner;

•                      the premiums are not fixed;

•                      if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);

•                      certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•                      the entire interest of the owner in the contract is nonforfeitable; and

•                      after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

One-Rollover-Per-Year Limitation

A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service (“IRS”) has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.

However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.

Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•                      the contract is not transferable by the owner;

•                      the premiums are not fixed;

•                      if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•                      the entire interest of the owner in the contract is nonforfeitable; and

•                      after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

A Roth IRA owner was able to recharacterize (“undo”) the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage.   However,  H.R. 1, the Tax Cuts and Jobs Act eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017.  Purchasers of Contracts should consult their legal counsel and tax advisor.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account E, dated May 1, 2017.

FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The financial statements of Jefferson National Life Annuity Account E and the financial statements and schedules of Jefferson National Life Insurance Company as of and for the period ended December 31, 2017 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corp.)

2017 Statutory Financial Statements and Supplemental Schedules

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors

Jefferson National Life Insurance Company:

We have audited the accompanying financial statements of Jefferson National Life Insurance Company, which comprise the statutory statement of admitted assets, liabilities, and capital and surplus as of December 31, 2017, and the related statutory statement of operations and changes in capital and surplus, and cash flow for the year then ended, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Jefferson National Life Insurance Company as of December 31, 2017, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of Jefferson National Life Insurance Company as of December 31, 2017, and the results of its operations and its cash flow for the year then ended, in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matters

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments — Other Than Investments in Related Parties, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X to comply with the filing instructions for the Securities and Exchange Commission’s Form N-4. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

The accompanying financial statements of Jefferson National Life Insurance Company as of December 31, 2016 and for the two-year period then ended were audited by other auditors whose report thereon, dated March 31, 2017, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to statutory accounting practices prescribed or permitted by the Texas Department of Insurance.

Columbus, Ohio

April 26, 2018

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2017	2016

Admitted assets
Invested assets
Bonds	$435,521	$458,934
Stocks	18,746	18,973
Mortgage loans, net of allowance	14,488	18,725
Policy loans	4,539	4,873
Cash, cash equivalents and short-term investments	18,708	13,933
Other invested assets	2,248	280
Total invested assets	$494,250	$515,718
Accrued investment income	3,783	3,934
Deferred federal income tax assets, net	4,526	7,823
Other assets	5,109	5,160
Separate account assets	5,309,271	4,077,932
Total admitted assets	$5,816,939	$4,610,567

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$213,306	$215,871
Funds withheld and other payable on reinsurance	153,886	161,563
Borrowed money	85,181	97,321
Asset valuation reserve	3,163	2,954
Interest maintenance reserve	5,454	7,140
Other liabilities	12,243	9,126
Accrued transfers from separate accounts	(268)	(371)
Separate account liabilities	5,309,271	4,077,932
Total liabilities	$5,782,236	$4,571,536

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding — 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned deficit	(12,471)	(8,143)
Total capital and surplus	$34,703	$39,031
Total liabilities, capital and surplus	$5,816,939	$4,610,567

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2017	2016	2015

Revenues
Premiums and annuity considerations	$1,051,022	$713,944	$789,172
Net investment income	21,179	19,093	19,491
Amortization of interest maintenance reserve	1,812	1,569	1,341
Policyholder fee income	8,394	6,802	6,877
Other revenues	8,853	10,600	7,001
Total revenues	$1,091,260	$752,008	$823,882

Benefits and expenses
Benefits to policyholders and beneficiaries	$394,103	$413,887	$369,392
Decrease in reserves for future policy benefits and claims	(2,984)	(1,014)	(3,372)
Net transfers to separate accounts	661,574	306,541	425,985
Commissions	905	978	1,136
Decrease in funds withheld	10,977	9,939	10,415
Interest maintenance reserve released on reinsurance transaction	(289)	(1,320)	(1,772)
General and administrative expenses	23,703	20,172	21,088
Taxes, licenses and fees	425	277	272
Other expenses	224	192	207
Total benefits and expenses	$1,088,638	$749,652	$823,351

Income before federal income tax expense and net realized capital losses on investments	$2,622	$2,356	$531
Federal income tax expense	2,556	627	952

Income (loss) before net realized capital losses on investments	$66	$1,729	$(421)

Net realized capital losses on investments, net of federal income tax expense of $167, $0, and $0 in 2017, 2016 and 2015, respectively, and excluding $459, $3,050 and $3,396 of net realized capital gains transferred to the interest maintenance reserve in 2017, 2016 and 2015, respectively	(291)	(1,468)	(363)
Net (loss) income	$(225)	$261	$(784)

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Changes in Capital and Surplus

		Additional		Special	Capital
	Capital	paid-in	Unassigned	surplus	and
(in thousands)	shares	capital	surplus	funds	surplus
Balance as of December 31, 2014	$5,009	$42,165	$(9,674)	$2,317	$39,817

Net loss	—	—	(784)	—	(784)
Change in asset valuation reserve	—	—	(185)	—	(185)
Change in net unrealized capital gains and losses	—	—	(1,088)	—	(1,088)
Change in surplus as a result of reinsurance, net of tax	—	—	—	(1,232)	(1,232)
Change in deferred income taxes	—	—	2,668	—	2,668
Change in nonadmitted assets	—	—	(875)	—	(874)
Balance as of December 31, 2015	$5,009	$42,165	$(9,938)	$1,085	$38,321

Net income	—	—	261	—	261
Change in asset valuation reserve	—	—	(26)	—	(26)
Change in net unrealized capital gains and losses	—	—	566	—	566
Change in surplus as a result of reinsurance, net of tax	—	—	—	(1,085)	(1,085)
Change in deferred income taxes	—	—	3,906	—	3,906
Change in nonadmitted assets			(2,912)	—	(2,912)
Balance as of December 31, 2016	$5,009	$42,165	$(8,143)	$—	$39,031

Net loss	—	—	(225)	—	(225)
Change in asset valuation reserve	—	—	(209)	—	(209)
Change in net unrealized capital gains losses, net of tax benefit of $95	—	—	(497)	—	(497)
Change in deferred income taxes	—	—	7,268	—	7,268
Change in nonadmitted assets	—	—	(10,665)	—	(10,665)
Balance as of December 31, 2017	$5,009	$42,165	$(12,471)	$—	$34,703

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2017	2016	2015

Cash flows from operating activities
Premiums collected, net of reinsurance	$1,051,022	$713,944	$789,172
Net investment income	17,651	17,581	17,241
Other revenue	23,915	21,274	21,182
Policy benefits and claims paid	(400,354)	(418,742)	(376,023)
Commissions, operating expenses and taxes, other than federal income tax paid	(35,930)	(30,297)	(31,360)
Net transfers to separate accounts	(661,471)	(306,553)	(425,638)
Federal income taxes (paid) recovered	(3,315)	220	(725)
Net cash used in operating activities	$(8,482)	$(2,373)	$(6,151)

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$61,670	$142,969	$153,540
Mortgage loans	4,380	1,620	1,608
Other invested assets	—	217	519
Investment proceeds	$66,050	$144,806	$155,667
Cost of investments acquired
Bonds and stocks	$(34,659)	$(141,501)	$(162,627)
Miscellaneous applications	(2,168)	—	—
Investments acquired	$(36,827)	$(141,501)	$(162,627)
Net decrease in policy loans	327	660	403
Net cash provided by (used in) investing activities	$29,550	$3,965	$(6,557)

Cash flows from financing activities and miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	386	9,023	15,088
Net change in borrowed money	(12,140)	8,034	1,573
Other cash	(4,539)	(8,847)	(6,676)
Net cash (used in) provided by financing activities and	$(16,293)	$8,210	$9,985

Net increase (decrease) in cash, cash equivalents and short-term	$4,775	$9,802	$(2,723)
Cash, cash equivalents and short-term investments at beginning of year	13,933	4,131	6,854
Cash, cash equivalents and short-term investments at end of year	$18,708	$13,933	$4,131

Supplemental disclosure of non cash activity
Real estate acquired in satisfaction of debt	$98	$149	$231
Mortgage loan acquired in satisfaction of debt	—	30	—
Mortgage loan acquired from sale of real estate	254	—	—
Bonds transferred to subsidiary as capital contribution	—	—	3,975

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(1)         Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) was incorporated in 1937 and is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia except New York and is a wholly owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On March 1, 2017, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly owned subsidiary of NLIC. NLIC is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets primarily variable annuities and, in 2005, launched a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee based advisors.

JN Financial formed Jefferson National Life Insurance Company of New York (“JNLNY”) on June 16, 2014, a 100% wholly owned subsidiary of the Company, which commenced operations on April 17, 2015. JNLNY is a New York based insurance company created to serve the New York market. The Company contributed cash and bonds in the amount of $7,649 to seed JNLNY in early 2015.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

(2)         Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

Under National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code §841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $33 and $235 at December 31, 2017 and 2016, respectively.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December	As of December
(in thousands)	SSAP #	Page	domicile	31, 2017	31, 2016
Capital and Surplus
Statutory Capital and Surplus			TX	$34,703	$39,031
State Prescribed Practice:
Admissibility of furniture and other office equipment	19	4, L41	TX	33	235
Statutory Capital and Surplus, NAIC SAP				$34,670	$38,796

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Financial Statements

Financial statements prepared in accordance with NAIC SAP and practices prescribed or permitted by the Department vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

•                            Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•                            assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•                            an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•                            an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•                            the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•                            accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•                            surplus notes are accounted for as a component of capital and surplus;

•                            policy acquisition costs are charged to operations in the year incurred;

•                            negative cash balances are reported as negative assets;

•                            certain income and expense items are charged or credited directly to capital and surplus;

•                            the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•                            the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•                            Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•                           future policy benefit reserves are based on statutory mortality and interest requirements without the consideration of withdrawals.

Reinsurance Ceded

•                            Certain assets and liabilities are reported net of ceded reinsurance balances; and

•                            provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•                            Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•                            subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•                            equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•                            undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

•                            changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

•                            other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•                            gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•                            Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•                            Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•                            Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of the prior reporting period’s adjusted statutory surplus); and

•                            unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•                           In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The Company does not determine net income and equity on a GAAP basis and, therefore, these amounts have not been disclosed.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, and the 2001 CSO table at an interest rate of 4.0% and 3.5%.

Future policy benefits for variable universal life policies have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017 and 2016, the Company calculated its reserves for variable annuity products with guaranteed minimum death, income and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, 3.0% interest, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, 3.0% interest, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 1987 Commissioner’s Group Disability Table, 5.5% interest, for group policies and the 1985 Commissioner’s Individual Disability Table A, 5.5% interest, for franchise policies.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies, pricing from additional sources, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in seven mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgages are structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole by reviewing with the investment manager a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies the risk profile and potential for loss of mortgage loans.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of receivables on unsettled trades and real estate owned and available for sale.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•                            for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•                            the bond must never have been classified as a default security;

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

•                            for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•                            for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company’s amortization method is the grouped method on a prospective basis. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion (portion above 15% of the prior reporting period’s stand-alone legal entity adjusted statutory capital and surplus) and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities is partially offset by the favorable change in non-admitted assets. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Subsequent Events

The Company evaluated subsequent events through April 26, 2018, the date the statutory financial statements were issued.

(3)   Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in thousands)	account	guarantees	guaranteed	Total	Total
December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$—	$928	$—	$928	0.0%
At book value less current surrender charge of 5% or more	2,235	—	—	2,235	0.1%
At fair value	—	278,154	5,029,903	5,308,057	92.4%
Total with market value adjustment or at fair value	$2,235	$279,082	$5,029,903	$5,311,220	92.5%
At book value without adjustment (minimal or no charge or adjustment)	409,247	—	—	409,247	7.1%
Not subject to discretionary withdrawal	22,448	—	—	22,448	0.4%
Total, gross	$433,930	$279,082	$5,029,903	$5,742,915	100.0%
Less: Reinsurance ceded	224,719	—	—	224,719
Total, net	$209,211	$279,082	$5,029,903	$5,518,196

December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$—	$712	$—	$712	0.0%
At book value less current surrender charge of 5% or more	3,625	—	—	3,625	0.1%
At fair value	—	260,961	3,815,872	4,076,833	90.2%
Total with market value adjustment or at fair value	$3,625	$261,673	$3,815,872	$4,081,170	90.3%
At book value without adjustment (minimal or no charge or adjustment)	416,641	—	—	416,641	9.2%
Not subject to discretionary withdrawal	22,303	—	—	22,303	0.5%
Total, gross	$442,569	$261,673	$3,815,872	$4,520,114	100.0%
Less: Reinsurance ceded	231,372	—	—	231,372
Total, net	$211,197	$261,673	$3,815,872	$4,288,742

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2017	2016
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$175,452	$178,878
Supplemental contracts with life contingencies, net	13,478	13,004
Deposit-type contracts	24,376	23,989
Subtotal	$213,306	$215,871

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	5,307,741	4,075,076
Supplemental contracts with life contingencies, net	682	859
Other contract deposit funds	848	1,997
Subtotal	$5,309,271	$4,077,932
Total annuity actuarial reserves and deposit fund liabilities, net	$5,522,577	$4,293,803

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(4)   Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2017		December 31, 2016
	Legally	Separate account	Legally	Separate account
	insulated	assets	insulated	assets
(in thousands)	assets	(not legally insulated)	assets	(not legally insulated)
Product / Transaction:
Variable Annuity	$402,982	$—	$377,761	$—
Monument Advisor Variable Annuity	4,906,271	—	3,700,155	—
Variable Universal Life insurance	18	—	16	—
Total	$5,309,271	$—	$4,077,932	$—

The Company does not engage in securities lending transactions within its separate accounts.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) — Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) — Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) — These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2017
Premiums, considerations or deposits	$—	$36,430	$—	$1,012,061	$1,048,491
Reserves
For accounts with assets at:
Fair value	$—	$38,878	$—	$5,270,125	$5,309,003
Amortized cost	—	—	—	—	—
Total reserves	$—	$38,878	$—	$5,270,125	$5,309,003
By withdrawal characteristics:
With market value adjustment	$—	$879	$—	$—	$879
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	37,999	—	5,268,621	5,306,620
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
Subtotal	$—	$38,878	$—	$5,268,621	$5,307,499
Not subject to discretionary withdrawal	—	—	—	1,504	1,504
Total reserves(1)	$—	$38,878	$—	$5,270,125	$5,309,003

(1)         The total reserves balance does not equal the liabilities related to separate accounts of $5.3 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $268, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in thousands)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2016
Premiums, considerations or deposits	$—	$—	$—	$715,050	$715,050
Reserves
For accounts with assets at:
Fair value	$—	$691	$—	$4,076,870	$4,077,561
Amortized cost	—	—	—	—	—
Total reserves	$—	$691	$—	$4,076,870	$4,077,561
By withdrawal characteristics:
With market value adjustment	$—	$691	$—	$—	$691
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	4,075,840	4,075,840
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
Subtotal	$—	$691	$—	$4,075,840	$4,076,531
Not subject to discretionary withdrawal	—	—	—	1,030	1,030
Total reserves(1)	$—	$691	$—	$4,076,870	$4,077,561

(1)         The total reserves balance does not equal the liabilities related to separate accounts of $4.1 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $371 due to an adjustment for CARVM/CRVM reserves have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	2015
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,048,589	$715,104	$789,119
Transfers from separate accounts	392,244	411,177	366,509
Net transfers to separate accounts	$656,345	$303,927	$422,610
Reconciling adjustments:
Fees not included in general account transfers	4,073	3,774	3,535
Other miscellaneous adjustments not included in the general account balance	1,156	(1,160)	(160)
Transfers as reported in the statutory statements of operations	$661,574	$306,541	$425,985

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(5)   Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

		Fair value in	Carrying value
		excess of	in excess of fair
(in thousands)	Carrying value	carrying value	value	Fair value
December 31, 2017
Bonds:
U.S. Government	$9,071	$—	$108	$8,963
States and political subdivisions	19,499	770	37	20,232
Industrial and miscellaneous	245,901	13,126	958	258,069
Loan-backed and structured securities	161,050	5,853	775	166,128
Total bonds	$435,521	$19,749	$1,878	$453,392
Preferred Stocks	$5,882	$314	$317	$5,879
Common stocks	12,864	—	—	12,864
Total stocks	$18,746	$314	$317	$18,743
Total bonds and stocks	$454,267	$20,063	$2,195	$472,135

December 31, 2016
Bonds:
U.S. Government	$8,744	$13	$43	$8,714
States and political subdivisions	13,250	910	146	14,014
Industrial and miscellaneous	256,548	6,599	4,940	258,207
Loan-backed and structured securities	180,392	7,422	1,533	186,281
Total bonds	$458,934	$14,944	$6,662	$467,216
Preferred Stocks	$5,882	$192	$289	$5,785
Common stocks	13,091	—	—	13,091
Total stocks	$18,973	$192	$289	$18,876
Total bonds and stocks	$477,907	$15,136	$6,951	$486,092

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $12,506 and $12,663 as of December 31, 2017 and 2016, respectively.

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$4,530	$4,542
Due after one year through five years	48,955	50,263
Due after five years through ten years	93,920	96,127
Due after ten years	127,066	136,332
Total bonds excluding loan-backed and structured securities	$274,471	$287,264
Loan-backed and structured securities	161,050	166,128
Total bonds	$435,521	$453,392

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	value	losses	value	losses	value	losses
December 31, 2017
Bonds:
U.S. Government	$8,963	$108	$—	$—	$8,963	$108
States and political subdivisions	6,559	309	—	—	6,559	309
Industrial and miscellaneous	32,816	923	—	—	32,816	923
Loan-backed and structured securities	51,022	718	—	—	51,022	718
Total bonds	$99,360	$2,058	$—	$—	$99,360	$2,058
Preferred stock	$2,565	$317	$—	$—	$2,565	$317
Total stocks	$2,565	$317	$—	$—	$2,565	$317
Total bonds and stocks	$101,925	$2,375	$—	$—	$101,925	$2,375
December 31, 2016
Bonds:
U.S. Government	$4,739	$43	$—	$—	$4,739	$43
States and political subdivisions	3,835	146	—	—	3,835	146
Industrial and miscellaneous	83,607	3,488	19,761	1,452	103,368	4,940
Loan-backed and structured securities	58,998	1,322	3,128	211	62,126	1,533
Total bonds	$151,179	$4,999	$22,889	$1,663	$174,068	$6,662
Preferred stock	$450	$50	$2,643	$239	$2,565	$289
Total stocks	$450	$50	$2,643	$239	$2,565	$289
Total bonds and stocks	$151,629	$5,049	$25,532	$1,902	$176,633	$6,951

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

As of December 31, 2017, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2017 and 2016.

	Number of NAIC 5*
	securities		Aggregate BACV		Aggregate fair value
	December 31,		December 31,		December 31,
(in thousands)	2017	2016	2017	2016	2017	2016
Bonds	1	—	$1,893	$—	$1,882	$—
Total bonds	1	—	$1,893	$—	$1,882	$—

The following table summarizes the number of bonds with NAIC 5* designation, the aggregate book adjusted carrying value (“BACV”) and aggregate fair value of these bonds, as of the dates indicated:

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratios of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2017
Apartment	$1,911	$56	$1,967
Industrial	2,608	168	2,776
Office	2,734	71	2,805
Retail	5,948	—	5,948
Other	992	—	992
Total	$14,193	$295	$14,488
Weighted average ratio	55%	122%	58%
December 31, 2016
Apartment	$2,210	$—	$2,210
Industrial	3,330	—	3,330
Office	3,357	—	3,357
Retail	8,717	—	8,717
Other	1,111	—	1111
Total	$18,725	$—	$18,725
Weighted average ratio	39%	—	39%

As of December 31, 2017 and 2016, the Company has a diversified mortgage loan portfolio with no more than 24.7% and 22.7%, respectively, in a geographic region in the U.S. and no more than 4.1% and 3.3%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2017 were 4.4% and 4.4%, respectively, and for those originated or acquired during 2016 were 5.7% and 4.5%, respectively. During 2017, the Company did not reduce the interest rate and did not increase the interest rate on any mortgage loans. During 2016, the Company reduced the interest rate on four mortgage loans and did not increase the interest rate on any mortgage loans. As of December 31, 2017 and 2016, the maximum LTV ratio of any one loan at the time of loan origination was 100.0%. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2017 and 2016. As of December 31, 2017 and 2016, the Company held mortgage loans of $0 and $98 with interest 90 days or more past due. There were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Bonds	$21,741	$19,770	$19,697
Preferred stock	393	393	407
Common stock	94	96	135
Mortgage loans	947	1,122	1,298
Policy loans	286	320	386
Other	71	26	45
Gross investment income	$23,532	$21,727	$21,968
Interest expense	1,853	1,933	1,696
Investment expenses	500	701	781
Net investment income	$21,179	$19,093	$19,491

Investment income due and accrued that was nonadmitted was immaterial as of December 31, 2017, December 31, 2016, and December 31, 2015, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Gross gains on sales	$569	$4,399	$5,438
Gross losses on sales	(216)	(2,808)	(2,023)
Net realized gains on sales	$353	$1,591	$3,415
Other-than-temporary impairments	(18)	(9)	(382)
Total net realized capital gains	$335	$1,582	$3,033
Tax expense on net gains	(167)	—	—
Net realized capital gains, net of tax	$168	$1,538	$3,033
Less: Realized gains transferred to the IMR	(459)	(3,050)	(3,396)
Net realized capital gains (losses), net of tax and transfers to the IMR	$(291)	$(1,468)	$(363)

For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $569 and $177, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $4,370 and $1,842, respectively. For the year ended December 31, 2015, gross realized gains and gross realized losses on sales of bonds were $5,273 and $1,854, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2017, 2016, and 2015.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(6)    Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2017 and 2016:

(in thousands)
December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Bonds:
Special revenues	$—	$400	$—	$400
Industrial and miscellaneous	—	—	—	—
Common stocks	—	6,086	—	6,086
Separate account assets	5,309,271	—	—	5,309,271
Assets at fair value	$5,309,271	$6,486	$—	$5,315,757

(in thousands)
December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Bonds:
Special revenues	$—	$—	$—	$—
Industrial and miscellaneous	—	—	—	—
Common stocks	—	5,992	—	5,992
Separate account assets	4,077,932	—	—	4,077,932
Assets at fair value	$4,077,932	$5,992	$—	$4,083,924

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
				Total fair
(in thousands)	Level 1	Level 2	Level 3	value	Carrying value
December 31, 2017
Assets:
Bonds(1)	$98,562	$341,429	$13,001	$452,992	$435,121
Stocks	—	12,658	—	12,658	12,661
Mortgage loans, net of allowance	—	—	14,618	14,618	14,488
Real Estate	—	—	80	80	80
Policy loans	—	—	4,539	4,539	4,539
Short-term investments	5,672	2,210	—	7,882	7,882
Total assets	$104,234	$356,297	$32,238	$492,769	$474,771
Liabilities:
FHLB Advances	—	—	85,035	85,035	85,035
Total liabilities	$—	$—	$85,035	$85,035	$85,035

December 31, 2016
Assets:
Bonds(1)	$—	$437,308	$29,908	$467,216	$458,934
Stocks	—	12,884	—	12,884	12,981
Mortgage loans, net of allowance	—	—	18,916	18,916	18,725
Real Estate	—	—	280	280	280
Policy loans	—	—	4,873	4,873	4,873
Short-term investments	5,743		—	5,743	5,743
Total assets	$5,743	$450,192	$53,977	$509,912	$501,536
Liabilities:
FHLB Advances	—	—	97,166	97,166	97,166
Total liabilities	$—	$—	$97,166	$97,166	$97,166

(1)   Level 3 is primarily composed of bonds subject to the Athene treaty and lottery receivable bonds.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(7)   Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$18,852	$225	$19,077
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	$18,852	$225	$19,077
Less: Deferred tax assets nonadmitted	14,285	186	14,471
Net admitted deferred tax assets	$4,567	$39	$4,606
Less: Deferred tax liabilities	41	39	80
Net admitted deferred tax assets	$4,526	$—	$4,526

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$29,103	$1,314	$30,417
Statutory valuation allowance adjustment	17,402	1,314	18,716
Adjusted gross deferred tax assets	$11,701	$—	$11,701
Less: Deferred tax assets nonadmitted	3,811	—	3,811
Net admitted deferred tax assets	$7,890	$—	$7,890
Less: Deferred tax liabilities	67	—	67
Net admitted deferred tax assets	$7,823	$—	$7,823

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2017	2016	Change
Adjusted gross deferred tax assets	$19,077	$11,701	$7,376
Total deferred tax liabilities	80	67	13
Net deferred tax assets	$18,997	$11,634	$7,363
Less: Tax effect of unrealized gains			95
Change in deferred income tax			$7,268

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized(1)	4,526	—	4,526
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	41	39	80
Admitted deferred tax assets	$4,567	$39	$4,606

	December 31, 2016
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$2,668	$—	$2,668
Adjusted gross deferred tax assets expected to be realized(1)	5,155	—	5,155
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	67	—	67
Admitted deferred tax assets	$7,890	$—	$7,890

(1)         For the years ended December 31, 2017 and 2016, the threshold limitation for adjusted capital and surplus was $4.5 million and $6.3 million, respectively. Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $30.1 million and $34.2 million as of December 31, 2017 and 2016, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 732% and 781% as of December 31, 2017 and 2016, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2017
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2016
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

There are no temporary differences for which deferred tax liabilities are not recognized.

27

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2017	2016	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$1,446	$2,847	$(1,401)
Investments	46	—	46
Deferred acquisition costs	13,834	19,008	(5,174)
Fixed assets	36	—	36
Net operating loss carry-forward	3,450	7,248	(3,798)
Other	40	—	40
Subtotal	$18,852	$29,103	$(10,251)
Statutory valuation allowance	—	17,402	(17,402)
Nonadmitted	14,285	3,811	10,473
Admitted ordinary deferred tax assets	$4,567	$7,890	$(3,322)
Capital:
Investments	225	130	95
Net capital loss carryforward	—	1,174	(1,174)
Real estate	—	10	(10)
Subtotal	$225	$1,314	$(1,089)
Statutory valuation allowance	—	1,314	(1,314)
Nonadmitted	186	—	186
Admitted capital deferred tax assets	$39	$—	$39
Admitted deferred tax assets	$4,606	$7,890	$(3,283)

Deferred tax liabilities
Ordinary:
Investments	$41	$54	$(13)
Fixed assets	—	13	(13)
Subtotal	$41	$67	$(26)
Capital:
Investments	39	—	39
Subtotal	$39	$—	$39
Deferred tax liabilities	$80	$67	$13
Net deferred tax assets	$4,526	$7,823	$(3,296)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2017. The valuation allowance was $18.7 million as of December 31, 2016.

28

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2017	2016	2015
Current income tax expense	$2,767	$627	$952
Change in deferred income tax (without tax on unrealized gains and losses)	(7,268)	(944)	(1,819)
Total income tax benefit (expense) reported	$(4,501)	$(317)	$(867)

Loss before income and capital gains taxes	$2,957	$888	$168
Federal statutory tax rate	35%	35%	35%
Expected income tax benefit at 35% statutory tax rate	$1,035	$311	$59
Decrease (increase) in actual tax reported resulting from:
Dividends received deduction	(700)	(513)	(481)
Realized gains & losses transferred to IMR	—	605	568
Amortization of interest maintenance reserve	(634)	(549)	(470)
Penalties	1	1	2
Reinsurance ceding commissions	—	(380)	(431)
Change in valuation allowance	(18,717)	(3,124)	(279)
Change in non-admitted	(2)	2,963	849
Change in unrealized	—	324	(315)
Tax return true-up	—	(32)	(249)
Effect of Alternative Minimum Tax	—	10	—
Impact of enacted tax law changes(1)	12,665	—	—
Prior period adjustments	1,851	—	—
Other	—	67	(120)
Total income tax benefit (expense) reported	$(4,501)	$(317)	$(867)

(1) Represents the remeasurement of deferred tax assets and liabilities as a result of the Act.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2017:

(in millions)	Amount	Origination	Expiration
Operating loss carry-forwards	$2	2004	2018
Operating loss carry-forwards	$2	2005	2019
Operating loss carry-forwards	$2	2006	2020
Operating loss carry-forwards	$2	2007	2021
Operating loss carry-forwards	$2	2008	2022
Operating loss carry-forwards	$2	2009	2023
Operating loss carry-forwards	$2	2010	2024
Operating loss carry-forwards	$2	2011	2025

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2017, 2016 and 2015.

For the period ended March 1, 2017, the Company was included in a consolidated federal income tax return with its parent, Jefferson National Financial Corp. and its affiliates, Jefferson National Life Insurance Company of New York, JNF Advisors, Inc. and Jefferson National Securities Corporation. The Company had a written agreement, approved by the Company’s Board of Directors, which set forth the manner in which the total combined federal income tax was allocated to each entity which was a party to the consolidation. Pursuant to this agreement, the Company had the enforceable right to recoup federal

29

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Effective March 2, 2017, the Company began filing a consolidated federal income tax return with its subsidiary Jefferson National Life Insurance Company of New York. On that date, the Company became subject to a tax allocation agreement which was approved by its Board of Directors. Under this agreement, the method of allocation among the companies is based upon separate return calculations with current benefits and tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2017 and 2016.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(8)   Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150 million to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow Statement of Statutory Accounting Principle (“SSAP”) No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $1,844 and $1,623 in membership stock as of December 31, 2017 and 2016, respectively. Additionally, the Company purchased and held $4,242 and $4,369 in capital stock as of December 31, 2017 and 2016, respectively, which is in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $85,035 and $97,166 as of December 31, 2017 and 2016, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $86,725 (1.5% of total admitted assets) as of December 31, 2017 and $99,753 (2.2% of total admitted assets) as of December 31, 2016, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)   Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $241,911 and $254,377 as of December 31, 2017 and 2016, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $16,621 and $18,634 of its $20,809 and $23,279, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation, for the years ended December 31, 2017 and 2016, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $150,738 and $157,125 as of December 31, 2017 and 2016, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds was reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2017 and 2016 was $0 and $0. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

30

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2017 and 2016, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

(in thousands)	2017	2016	2015
Premiums, annuity and fund deposits	$20,136	$21,666	$23,949
Benefits to policyholders and beneficiaries	36,885	39,568	44,650
Change in reserves for future policy benefits and claims	(21,445)	(18,345)	(19,020)
Future policy benefits and claims	464,085	485,503	503,861

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2017 and 2016. During 2017 and 2016, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2017, 2016 and 2015 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $1,611, $423, and $148 as of December 31, 2017, 2016, and 2015, respectively):

Year ended December 31,	2017	2016	2015
Short duration contracts:
Direct premiums	$1,798	$2,118	$2,752
Reinsurance ceded	(1,798)	(2,118)	(2,752)
Total premiums	$—	$—	$—

Long duration contracts:
Direct premiums	$1,067,749	$733,069	$810,402
Reinsurance ceded	(18,338)	(19,548)	(21,378)
Total premiums	$1,049,411	$713,521	$789,024

31

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

(10) Transactions with Affiliates

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2017, 2016, and 2015, operating expenses of $21,654, $18,669, and $19,592 respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $2,161 and $1,134 at December 31, 2017 and 2016, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days. As of March 1, 2017, the Company was added to the Third Amended & Restated Cost Sharing Agreement by and among Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain general and administrative expenses

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2017, 2016, and 2015 under these agreements was $2,409, $1,778, and $2,035, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNF Advisors, Inc. (“JNA”). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products.

JNLNY is reported at audited statutory equity of $6,779.

The Company and various affiliates have entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchases and sales of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2,210 and $0 as of December 31, 2017 and 2016, respectively

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2017 and 2016, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company

(11) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

32

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2017, 2016, and 2015 Statutory Financial Statements

(Dollars in thousands)

Guarantees

In accordance withSSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid from earned surplus by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before federal income taxes and realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Department. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2017 was $2,622. Statutory surplus with regards to policyholders as of December 31, 2017 was $34,703. The Company had no earned surplus as of December 31, 2017. The maximum dividend payout which may be made without prior approval in 2017 is $0.

33

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule 1 Supplemental Insurance Information

As of December 31, 2017

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

(in thousands)
Investment income earned:
U.S. Government bonds	$153
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	21,588
Bonds of affiliates	—
Preferred stocks (unaffiliated)	393
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	94
Common stocks of affiliates	—
Mortgage loans	947
Real estate	—
Policy loans	286
Cash, cash equivalents and short-term investments	66
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	5
Gross investment income	$23,532

Real estate owned - book value less encumbrances	$—

Mortgage loans - book value:
Farm mortgages	$—
Residential mortgages	592
Commercial mortgages	13,896
Total mortgage loans	$14,488

Mortgage loans by standing - book value:
Good standing	$13,154
Good standing with restructured terms	1,334
Interest overdue more than 90 days, not in foreclosure	—
Foreclosure in process	—
Total mortgage loans	$14,488

Other long term assets - carrying value	$—
Policy loans	$4,539
Bonds and stocks of parents, subsidiaries and affiliates - book value:
Bonds	$—
Preferred stocks	$—
Common stocks	$6,779

34

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule 1 Supplemental Insurance Information

As of December 31, 2017

(in thousands)
Bonds (including short-term) by NAIC designation and maturity:
Bonds by maturity - carrying value
Due within one year	$24,625
Over 1 year through 5 years	100,894
Over 5 years through 10 years	148,827
Over 10 years through 20 years	87,650
Over 20 years	73,525
Total by maturity	$435,521

Bonds (including short-term) by NAIC designation - carrying value
NAIC 1	$272,796
NAIC 2	148,943
NAIC 3	10,935
NAIC 4	554
NAIC 5	1,893
NAIC 6	400
Total by NAIC designation	$435,521

Total bonds publicly traded	$378,830
Total bonds privately placed	$56,691
Preferred stocks - carrying value	$5,882
Common stocks - fair value	$12,864
Short-term investments - book value	$2,207
Options, caps and floors owned - carrying value	$—
Options, caps and floors written and in force - carrying value	$—
Futures contracts open - current value	$—
Collar, swap and forward agreements open - carrying value	$—
Cash on deposit	$10,826

Life insurance in force:
Industrial	$—
Ordinary	$151
Credit life	$—
Group life	$—

Amount of accidental death insurance in force under ordinary policies	$—

35

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule 1 Supplemental Insurance Information

As of December 31, 2017

(in thousands)
Life insurance policies with disability provisions in force:
Industrial	$—
Ordinary	$121
Credit life	$—
Group life	$1

Supplementary contracts in force:
Ordinary - not involving life contingencies
Amount on deposit	$7,911
Income payable	$2,009

Ordinary - involving life contingencies
Income payable	$1,826

Group - not involving life contingencies
Amount of deposit	$5
Income payable	$3

Group - involving life contingencies
Income payable	$158

Annuities:
Ordinary
Immediate - amount of income payable	$224
Deferred - fully paid account balance	$34,641
Deferred - not fully paid account balance	$5,487,591

Group
Amount of income payable	$—
Fully paid account balance	$—
Not fully paid account balance	$59,748

36

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule I                 Summary of Investments — Other Than Investments in Related Parties

As of December 31, 2017 (in thousands)

Column A	Column B	Column C	Column D
			Amount at which is
			shown in the statutory
			statements of admitted
		Fair	assets, liabilities,
Type of investment	Cost	value	capital and surplus
Bonds:
U.S government and agencies	$9,071	$8,963	$9,071
Obligations of states and political subdivisions	15,915	16,241	15,643	(1)
Public utilities	11,243	11,748	11,243
All other corporate, mortgage-backed and asset-backed securities	399,564	416,439	399,564
Total bonds	$435,794	$453,392	$435,521
Nonredeemable preferred stocks:	5,882	5,879	5,882
Common stocks:
Industrial, miscellaneous and all other	6,086	6,086	6,086
Total stocks	$11,968	$11,965	$11,968
Mortgage loans	14,488		14,488
Short-term investments	18,708		18,708
Policy loans	4,539		4,539	(2)
Other long-term investments	2,248		2,248
Total invested assets	$487,934		$487,472	(3)

(1)         Difference from Column B due to lower of cost or market treatment of an NAIC 6 rated bond, Puerto Rico Sales Tax Rev

(2)         Difference from Column B due to of $189 of policy loans classified as nonadmitted assets

(3)         Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,778 is excluded from common stocks as a related party

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

37

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Schedule IV Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2017
Life insurance in force	$1,366,710	$(1,366,710)	$—	$—	—
Life insurance premiums(1)	$15,856	$(15,856)	$—	$—	—

2016
Life insurance in force	$1,472,833	$(1,472,833)	$—	$—	—
Life insurance premiums(1)	$16,623	$(16,623)	$—	$—	—

2015
Life insurance in force	$1,615,388	$(1,615,388)	$—	$—	—
Life insurance premiums(1)	$18,128	$(18,128)	$—	$—	—

(1) Primarily represents premiums from traditional life insurance and term life insurance products

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2017
Valuation allowances - net deferred tax assets	$18,717	$—	$(18,717)	$—	$—

2016
Valuation allowances - net deferred tax assets	$21,841	$—	$(3,124)	$—	$18,717

2015
Valuation allowances - net deferred tax assets	$22,120	$—	$(279)	$—	$21,841

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

38

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2017

Jefferson National Life Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2017

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities

December 31, 2017

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 1):
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	15,278.245	$457,959	$509,531
The Alger Portfolios:
Capital Appreciation Portfolio	100,275.076	6,009,041	8,286,731
Large Cap Growth Portfolio	65,604.312	3,275,933	4,041,223
Mid Cap Growth Portfolio	92,486.061	1,293,953	2,312,151
Small Cap Growth Portfolio	57,904.066	1,424,243	1,398,384
American Century Variable Portfolios, Inc:
Balanced Fund	67,850.566	481,669	510,912
Income & Growth Fund	99,643.272	775,392	1,067,177
Inflation Protection Fund	28,026.299	292,614	286,151
International Fund	43,187.787	396,748	526,029
Large Company Value Fund	5,257.329	72,527	82,908
Ultra Fund	2,550.903	38,552	49,335
Value Fund	243,199.970	1,740,661	2,726,271
Amundi Pioneer Asset Management:
Pioneer Variable Contracts Trust:
Equity Income Portfolio	18,211.396	500,419	595,517
Fund Portfolio	11,989.966	223,362	220,012
High Yield Portfolio	6,917.012	65,191	65,363
Mid Cap Value Portfolio	3,634.500	75,711	75,852
Strategic Income Portfolio	29,758.160	304,508	305,316
Columbia Funds Variable Series Trust:
Seligman Global Technology Portfolio	60,306.229	1,208,920	1,205,517
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	20,251.940	361,380	407,470
Dreyfus Stock Index Fund	274,301.320	9,272,586	14,669,637
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	38,593.278	1,290,048	1,554,151
Dreyfus Variable Investment Fund:
International Value Portfolio	45,335.900	444,243	556,272
Federated Insurance Series:
High Income Bond Fund II	148,547.909	986,825	1,013,098
Kaufmann Fund II	10,720.645	166,084	195,760
Managed Volatility Fund II	34,691.687	341,776	374,671
Guggenheim Variable Insurance Funds:
Long Short Equity Fund	20,065.410	346,062	352,951
Multi-Hedge Strategies Fund	49.369	1,041	1,227
Rydex Banking Fund	3,583.130	319,847	341,076
Rydex Basic Materials Fund	3,423.159	239,343	278,199
Rydex Biotechnology Fund	5,935.312	469,160	513,583
Rydex Commodities Strategy Fund	226.464	25,834	19,797
Rydex Consumer Products Fund	3,278.221	198,557	217,349
Rydex Dow 2X Strategy Fund	3,578.368	399,890	613,403
Rydex Electronics Fund	2,604.484	137,511	208,049
Rydex Energy Fund	6,746.444	538,667	503,086
Rydex Energy Services Fund	7,875.303	494,228	453,621
Rydex Europe 1.25X Strategy Fund	2,802.734	275,973	293,333
Rydex Financial Services Fund	4,217.013	295,939	356,170
Rydex Government Long Bond 1.2X Strategy Fund	9,252.552	296,031	294,139
Rydex Health Care Fund	8,167.580	457,048	509,820
Rydex Internet Fund	1,135.050	79,273	98,561
Rydex Inverse Dow 2X Strategy Fund	1,043.612	100,018	42,182
Rydex Inverse Government Long Bond Strategy Fund	236.321	37,260	22,386
Rydex Inverse Mid-Cap Strategy Fund	20.365	3,341	1,391
Rydex Inverse NASDAQ-100® Strategy Fund	330.956	29,894	19,620
Rydex Inverse Russell 2000® Strategy Fund	5.320	492	326
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex Inverse S&P 500 Strategy Fund	442.358	$38,879	$30,789
Rydex Japan 2X Strategy Fund	2,276.198	159,284	229,493
Rydex Leisure Fund	173.863	14,655	17,092
Rydex Mid Cap 1.5X Strategy Fund	22,153.674	615,045	517,733
Rydex NASDAQ-100® Fund	69,305.944	2,115,481	2,682,143
Rydex NASDAQ-100® 2X Strategy Fund	32,130.334	1,341,371	2,086,864
Rydex Nova Fund	12,839.979	663,262	1,450,791
Rydex Precious Metals Fund	13,689.451	481,958	414,797
Rydex Real Estate Fund	1,455.642	54,119	57,090
Rydex Retailing Fund	3,891.283	286,893	289,354
Rydex Russell 2000® 1.5X Strategy Fund	3,819.977	202,093	284,892
Rydex Russell 2000® 2X Strategy Fund	72.159	15,738	16,931
Rydex S&P 500 2X Strategy Fund	5,898.093	1,251,083	1,441,262
Rydex S&P 500 Pure Growth Fund	15,779.471	700,930	793,235
Rydex S&P 500 Pure Value Fund	10,889.080	583,659	673,163
Rydex S&P MidCap 400 Pure Growth Fund	5,521.131	195,770	217,038
Rydex S&P MidCap 400 Pure Value Fund	1,853.834	94,751	92,280
Rydex S&P SmallCap 600 Pure Growth Fund	3,012.454	146,272	165,507
Rydex S&P SmallCap 600 Pure Value Fund	4,211.426	277,592	279,971
Rydex Strengthening Dollar 2X Strategy Fund	8.950	364	316
Rydex Technology Fund	2,739.052	221,083	264,869
Rydex Telecommunications Fund	339.388	18,044	19,845
Rydex Transportation Fund	612.008	44,190	52,717
Rydex U.S. Government Money Market Fund	876,827.986	876,827	876,826
Rydex Utilities Fund	15,471.048	391,403	432,729
Rydex Weakening Dollar 2X Strategy Fund	165.107	10,927	11,128
Invesco Variable Insurance Funds:
Core Equity Fund	12,619.957	377,581	463,405
Diversified Dividend Fund	10,761.612	281,351	292,500
Global Health Care Fund	6,629.336	196,567	175,283
Global Real Estate Fund	27,545.168	411,109	479,010
Government Money Market Fund	4,321,817.888	4,321,818	4,321,811
High Yield Fund	163,177.506	887,041	899,106
Mid Cap Core Equity Fund	18,937.032	261,271	267,205
Technology Fund	9,827.304	188,331	225,736
Value Opportunities Fund	11,451.936	80,812	86,577
Janus Henderson VIT - Institutional:
Balanced Portfolio	35,516.071	1,090,326	1,252,652
Enterprise Portfolio	134,571.943	5,533,496	9,507,510
Forty Portfolio	8,635.160	308,300	343,335
Global Research Portfolio	144,387.473	4,133,424	7,392,644
Overseas Portfolio	33,118.225	1,023,306	1,059,121
Perkins Mid Cap Value Portfolio	4,570.965	76,993	82,370
Research Portfolio	273,847.988	6,979,303	9,998,194
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	23,789.060	498,275	561,182
International Equity Portfolio	21,538.636	261,083	233,267
US Small-Mid Cap Equity Portfolio	155,080.711	1,232,581	1,291,825
US Strategic Equity Portfolio	15,665.562	188,320	203,494
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	2,119.219	57,860	57,601
ClearBridge Dividend Strategy Portfolio	7,347.563	121,199	146,660
ClearBridge Large Cap Growth Portfolio	25,924.024	579,779	638,509

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statement of Assets and Liabilities – Continued

December 31, 2017

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	1,939.541	$15,025	$14,158
Lord Abbett Series Fund, Inc:
Calibrated Dividend Growth Portfolio	29,139.761	428,580	466,823
Growth and Income Portfolio	75,511.748	2,090,039	2,805,267
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	44,051.653	522,708	736,104
Mid-Cap Growth Portfolio	9,400.888	216,201	261,252
Mid Cap Intrinsic Value Portfolio	11,230.859	196,904	219,903
Short Duration Bond Portfolio	41,942.814	455,774	438,724
Socially Responsive Portfolio	4,405.520	89,848	112,825
Northern Lights Variable Trust:
Power Dividend Index Portfolio	329,521.157	5,281,625	5,697,421
Power Momentum Portfolio	443,373.135	10,579,560	14,994,880
PIMCO Variable Insurance Trust:
All Asset Portfolio	26,724.943	285,665	289,965
CommodityRealReturn Strategy Portfolio	3,091.323	36,503	22,136
Emerging Markets Bond Portfolio	1,530.262	19,824	20,107
Foreign Bond US Dollar-Hedged Portfolio	994.332	11,168	10,727
Global Bond Unhedged Portfolio	8,275.371	103,186	101,699
High Yield Portfolio	7,963.750	62,349	62,674
Long-Term US Government Portfolio	20,915.544	249,734	256,212
Low Duration Portfolio	10,344.782	107,313	105,931
Real Return Portfolio	93,802.881	1,234,228	1,165,023
Short-Term Portfolio	29,631.097	305,618	307,270
Total Return Portfolio	171,071.035	1,883,956	1,871,509
Royce Capital Fund:
Micro-Cap Portfolio	12,465.296	133,191	129,392
Small-Cap Portfolio	64,558.117	652,357	566,818
Third Avenue Variable Series Trust:
Value Portfolio	52,662.752	738,561	973,203
VanEck VIP Trust:
Emerging Markets Fund	64,761.501	794,423	1,012,221
Global Hard Assets Fund	41,381.805	1,097,775	981,994
Unconstrained Emerging Markets Bond Fund	24,468.873	229,355	217,773
Wells Fargo VT Funds:
Discovery Fund	68,061.945	1,707,647	2,160,285
Opportunity Fund	61,825.568	1,217,650	1,677,948
Total assets			$139,233,804
Contract Owners' Equity:
Accumulation units			$139,176,214
Contracts in payout (annuitization) period (note 1)			57,590
Total contract owners equity			$139,233,804

The accompanying notes are an integral part of these financial statements.

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JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES	THE ALGER PORTFOLIOS
	GROWTH AND INCOME	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$6,527	$13,008	$—	$—	$—
Expenses:
Mortality and expense risk fees	7,365	106,271	53,875	29,929	18,010
Administrative fees	317	10,628	4,936	2,498	1,631
Total expenses	7,682	116,899	58,811	32,427	19,641
Net investment income (expense)	(1,155)	(103,891)	(58,811)	(32,427)	(19,641)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12,684	642,122	301,166	92,565	(69,942)
Net realized short-term capital gain distributions from investments in portfolio shares	3,568	53,563	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	35,062	452,208	361,586	51,061	—
Net realized gain (loss) on investments in portfolio shares	51,314	1,147,893	662,752	143,626	(69,942)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	17,403	992,365	336,240	418,175	410,419
Net increase (decrease) in net assets from operations	$67,562	$2,036,367	$940,181	$529,374	$320,836

Statements of Changes in Net Assets

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES	THE ALGER PORTFOLIOS
	GROWTH AND INCOME	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Changes from operations:
Net investment income (expense)	$(1,155)	$(103,891)	$(58,811)	$(32,427)	$(19,641)
Net realized gain (loss) on investments in portfolio shares	51,314	1,147,893	662,752	143,626	(69,942)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	17,403	992,365	336,240	418,175	410,419
Net increase (decrease) in net assets from operations	67,562	2,036,367	940,181	529,374	320,836
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	11,695	73,552	21,781	13,204	7,004
Contract redemptions	(57,536)	(779,166)	(552,794)	(175,922)	(219,632)
Net transfers	67,137	(156,989)	42,262	(38,497)	(9,518)
Net increase (decrease) in net assets from contract owners' transactions	21,296	(862,603)	(488,751)	(201,215)	(222,146)
Net increase (decrease) in net assets	88,858	1,173,764	451,430	328,159	98,690
Net assets, beginning of period	420,673	7,112,967	3,589,793	1,983,992	1,299,694
Net assets, end of period	$509,531	$8,286,731	$4,041,223	$2,312,151	$1,398,384

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS							AMUNDI PIONEER ASSET MANAGEMENT (a)*
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	EMERGING MARKETS (h)*	EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$7,055	$23,902	$7,251	$4,873	$1,548	$171	$46,952	$—	$8,995
Expenses:
Mortality and expense risk fees	7,416	15,407	4,403	7,241	1,118	1,820	42,147	682	9,349
Administrative fees	346	980	120	570	123	70	2,856	63	473
Total expenses	7,762	16,387	4,523	7,811	1,241	1,890	45,003	745	9,822
Net investment income (expense)	(707)	7,515	2,728	(2,938)	307	(1,719)	1,949	(745)	(827)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5,180	52,715	(371)	39,985	5,053	8,438	182,577	(2,216)	37,465
Net realized short-term capital gain distributions from investments in portfolio shares	4,793	6,276	—	—	—	—	—	—	224
Net realized long-term capital gain distributions from investments in portfolio shares	13,441	17,092	—	—	5,057	2,179	—	—	52,764
Net realized gain (loss) on investments in portfolio shares	23,414	76,083	(371)	39,985	10,110	10,617	182,577	(2,216)	90,453
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	29,496	94,484	2,923	97,404	(2,471)	8,552	1,468	17,722	(13,037)
Net increase (decrease) in net assets from operations	$52,203	$178,082	$5,280	$134,451	$7,946	$17,450	$185,994	$14,761	$76,589

	AMERICAN CENTURY VARIABLE PORTFOLIOS							AMUNDI PIONEER ASSET MANAGEMENT (a)*
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	EMERGING MARKETS (h)*	EQUITY INCOME
Changes from operations:
Net investment income (expense)	$(707)	$7,515	$2,728	$(2,938)	$307	$(1,719)	$1,949	$(745)	$(827)
Net realized gain (loss) on investments in portfolio shares	23,414	76,083	(371)	39,985	10,110	10,617	182,577	(2,216)	90,453
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	29,496	94,484	2,923	97,404	(2,471)	8,552	1,468	17,722	(13,037)
Net increase (decrease) in net assets from operations	52,203	178,082	5,280	134,451	7,946	17,450	185,994	14,761	76,589
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	371	7,353	3	3,545	—	—	19,047	237	8,252
Contract redemptions	(15,712)	(85,712)	(9,843)	(89,909)	(2,530)	(3,330)	(314,201)	(207)	(148,018)
Net transfers	43,614	(165,495)	57,334	(1,833)	(17,033)	(5,289)	(228,238)	(72,777)	(2,085)
Net increase (decrease) in net assets from contract owners' transactions	28,273	(243,854)	47,494	(88,197)	(19,563)	(8,619)	(523,392)	(72,747)	(141,851)
Net increase (decrease) in net assets	80,476	(65,772)	52,774	46,254	(11,617)	8,831	(337,398)	(57,986)	(65,262)
Net assets, beginning of period	430,436	1,132,949	233,377	479,775	94,525	40,504	3,063,669	57,986	660,779
Net assets, end of period	$510,912	$1,067,177	$286,151	$526,029	$82,908	$49,335	$2,726,271	$—	$595,517

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMUNDI PIONEER ASSET MANAGEMENT (a)* (continued)				COLUMBIA FUNDS VARIABLE SERIES TRUST	DREYFUS INVESTMENT PORTFOLIOS
	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	SELIGMAN GLOBAL TECHNOLOGY	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$2,093	$4,736	$633	$7,834	$—	$2,547	$240,176
Expenses:
Mortality and expense risk fees	3,617	1,638	1,492	3,625	15,912	6,333	193,146
Administrative fees	94	77	100	176	1,024	235	18,629
Total expenses	3,711	1,715	1,592	3,801	16,936	6,568	211,775
Net investment income (expense)	(1,618)	3,021	(959)	4,033	(16,936)	(4,021)	28,401
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,834)	(4,927)	3,323	(875)	5,544	17,032	812,139
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,192	211	37,715	492	11,855
Net realized long-term capital gain distributions from investments in portfolio shares	28,083	—	7,021	—	264,644	16,172	328,444
Net realized gain (loss) on investments in portfolio shares	24,249	(4,927)	11,536	(664)	307,903	33,696	1,152,438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,551	7,504	(928)	3,247	1,143	9,048	1,385,273
Net increase (decrease) in net assets from operations	$37,182	$5,598	$9,649	$6,616	$292,110	$38,723	$2,566,112

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	AMUNDI PIONEER ASSET MANAGEMENT (a)* (continued)				COLUMBIA FUNDS VARIABLE SERIES TRUST	DREYFUS INVESTMENT PORTFOLIOS
	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	SELIGMAN GLOBAL TECHNOLOGY	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX
Changes from operations:
Net investment income (expense)	$(1,618)	$3,021	$(959)	$4,033	$(16,936)	$(4,021)	$28,401
Net realized gain (loss) on investments in portfolio shares	24,249	(4,927)	11,536	(664)	307,903	33,696	1,152,438
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	14,551	7,504	(928)	3,247	1,143	9,048	1,385,273
Net increase (decrease) in net assets from operations	37,182	5,598	9,649	6,616	292,110	38,723	2,566,112
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	359	(20)	—	3,583	479	4,426	65,854
Contract redemptions	(17,843)	(3,029)	(7,713)	(27,132)	(89,247)	(37,257)	(2,184,102)
Net transfers	(70,827)	(43,334)	(34,381)	137,653	162,257	(904)	190,529
Net increase (decrease) in net assets from contract owners' transactions	(88,311)	(46,383)	(42,094)	114,104	73,489	(33,735)	(1,927,719)
Net increase (decrease) in net assets	(51,129)	(40,785)	(32,445)	120,720	365,599	4,988	638,393
Net assets, beginning of period	271,141	106,148	108,297	184,596	839,918	402,482	14,031,244
Net assets, end of period	$220,012	$65,363	$75,852	$305,316	$1,205,517	$407,470	$14,669,637

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

		DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES			GUGGENHEIM VARIABLE INSURANCE FUNDS
	DREYFUS SUSTAINABLE US EQUITY (b)*	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (g)*	CLS ADVISORONE GROWTH AND INCOME (g)*
Investment income:
Income dividends from investments in portfolio shares	$20,814	$7,732	$69,318	$—	$18,495	$—	$833
Expenses:
Mortality and expense risk fees	20,366	7,247	15,395	2,085	5,637	94	56
Administrative fees	2,384	547	675	234	461	7	2
Total expenses	22,750	7,794	16,070	2,319	6,098	101	58
Net investment income (expense)	(1,936)	(62)	53,248	(2,319)	12,397	(101)	775
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	133,581	14,890	3,273	2,007	(7,251)	4,330	(937)
Net realized short-term capital gain distributions from investments in portfolio shares	14,097	—	—	—	—	—	1,128
Net realized long-term capital gain distributions from investments in portfolio shares	105,553	—	—	13,498	—	—	—
Net realized gain (loss) on investments in portfolio shares	253,231	14,890	3,273	15,505	(7,251)	4,330	191
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(38,990)	106,615	(2,612)	23,483	56,358	(2,163)	(340)
Net increase (decrease) in net assets from operations	$212,305	$121,443	$53,909	$36,669	$61,504	$2,066	$626

		DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES			GUGGENHEIM VARIABLE INSURANCE FUNDS
	DREYFUS SUSTAINABLE US EQUITY (b)*	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (g)*	CLS ADVISORONE GROWTH AND INCOME (g)*
Changes from operations:
Net investment income (expense)	$(1,936)	$(62)	$53,248	$(2,319)	$12,397	$(101)	$775
Net realized gain (loss) on investments in portfolio shares	253,231	14,890	3,273	15,505	(7,251)	4,330	191
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(38,990)	106,615	(2,612)	23,483	56,358	(2,163)	(340)
Net increase (decrease) in net assets from operations	212,305	121,443	53,909	36,669	61,504	2,066	626
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,682	3,059	1,918	3,200	831	—	—
Contract redemptions	(361,819)	(44,949)	(112,556)	(4,153)	(52,483)	(906)	0
Net transfers	(29,340)	(13,810)	(15,527)	44,709	(82,179)	(45,296)	(24,509)
Net increase (decrease) in net assets from contract owners' transactions	(384,477)	(55,700)	(126,165)	43,756	(133,831)	(46,202)	(24,509)
Net increase (decrease) in net assets	(172,172)	65,743	(72,256)	80,425	(72,327)	(44,136)	(23,883)
Net assets, beginning of period	1,726,323	490,529	1,085,354	115,335	446,998	44,136	23,883
Net assets, end of period	$1,554,151	$556,272	$1,013,098	$195,760	$374,671	$—	$—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$214	$—	$590	$1,762	$—
Expenses:
Mortality and expense risk fees	970	30	4,416	5,162	8,352
Administrative fees	25	—	81	111	592
Total expenses	995	30	4,497	5,273	8,944
Net investment income (expense)	(781)	(30)	(3,907)	(3,511)	(8,944)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,323	4	8,941	20,393	(6,227)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	855	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	1,323	4	8,941	21,248	(6,227)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,490	38	15,300	31,328	141,689
Net increase (decrease) in net assets from operations	$5,032	$12	$20,334	$49,065	$126,518

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY
Changes from operations:
Net investment income (expense)	$(781)	$(30)	$(3,907)	$(3,511)	$(8,944)
Net realized gain (loss) on investments in portfolio shares	1,323	4	8,941	21,248	(6,227)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	4,490	38	15,300	31,328	141,689
Net increase (decrease) in net assets from operations	5,032	12	20,334	49,065	126,518
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2	—	1,325	10	6,119
Contract redemptions	(3,008)	(547)	(79,208)	(25,207)	(109,691)
Net transfers	290,379	123	47,762	(88,037)	2,158
Net increase (decrease) in net assets from contract owners' transactions	287,373	(424)	(30,121)	(113,234)	(101,414)
Net increase (decrease) in net assets	292,405	(412)	(9,787)	(64,169)	25,104
Net assets, beginning of period	60,546	1,639	350,863	342,368	488,479
Net assets, end of period	$352,951	$1,227	$341,076	$278,199	$513,583

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$3,680	$216	$—	$2,790	$—	$2,032	$1,325	$4,579
Expenses:
Mortality and expense risk fees	282	7,367	6,146	2,309	11,806	2,336	4,072	5,437	4,975
Administrative fees	16	300	561	263	390	161	193	207	469
Total expenses	298	7,667	6,707	2,572	12,196	2,497	4,265	5,644	5,444
Net investment income (expense)	(298)	(3,987)	(6,491)	(2,572)	(9,406)	(2,497)	(2,233)	(4,319)	(865)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,264)	8,372	56,534	6,066	(54,098)	(46,720)	2,142	16,540	(18,792)
Net realized short-term capital gain distributions from investments in portfolio shares	—	9,082	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,281	7,548	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(1,264)	18,735	64,082	6,066	(54,098)	(46,720)	2,142	16,540	(18,792)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,172	21,396	156,153	42,303	(72,865)	9,226	46,999	27,894	44,244
Net increase (decrease) in net assets from operations	$610	$36,144	$213,744	$45,797	$(136,369)	$(39,991)	$46,908	$40,115	$24,587

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY
Changes from operations:
Net investment income (expense)	$(298)	$(3,987)	$(6,491)	$(2,572)	$(9,406)	$(2,497)	$(2,233)	$(4,319)	$(865)
Net realized gain (loss) on investments in portfolio shares	(1,264)	18,735	64,082	6,066	(54,098)	(46,720)	2,142	16,540	(18,792)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,172	21,396	156,153	42,303	(72,865)	9,226	46,999	27,894	44,244
Net increase (decrease) in net assets from operations	610	36,144	213,744	45,797	(136,369)	(39,991)	46,908	40,115	24,587
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	361	1,240	3,401	2,912	2,539	596	(75)	5
Contract redemptions	(695)	(118,133)	(171,384)	(4,634)	(167,567)	(27,808)	(7,558)	(81,879)	(53,263)
Net transfers	873	(255,716)	120,657	17,274	(349,534)	312,346	116,626	94,344	22,681
Net increase (decrease) in net assets from contract owners' transactions	178	(373,488)	(49,487)	16,041	(514,189)	287,077	109,664	12,390	(30,577)
Net increase (decrease) in net assets	788	(337,344)	164,257	61,838	(650,558)	247,086	156,572	52,505	(5,990)
Net assets, beginning of period	19,009	554,693	449,146	146,211	1,153,644	206,535	136,761	303,665	300,129
Net assets, end of period	$19,797	$217,349	$613,403	$208,049	$503,086	$453,621	$293,333	$356,170	$294,139

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	7,999	1,456	693	366	19
Administrative fees	539	44	72	16	3
Total expenses	8,538	1,500	765	382	22
Net investment income (expense)	(8,538)	(1,500)	(765)	(382)	(22)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	6,783	1,445	(29,718)	(1,488)	(38)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	17,886	430	—	—	—
Net realized gain (loss) on investments in portfolio shares	24,669	1,875	(29,718)	(1,488)	(38)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	66,768	21,327	4,736	(772)	(181)
Net increase (decrease) in net assets from operations	$82,899	$21,702	$(25,747)	$(2,642)	$(241)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY
Changes from operations:
Net investment income (expense)	$(8,538)	$(1,500)	$(765)	$(382)	$(22)
Net realized gain (loss) on investments in portfolio shares	24,669	1,875	(29,718)	(1,488)	(38)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	66,768	21,327	4,736	(772)	(181)
Net increase (decrease) in net assets from operations	82,899	21,702	(25,747)	(2,642)	(241)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	717	4	628	(4)	—
Contract redemptions	(35,724)	(6,888)	(6,246)	(1,283)	0
Net transfers	55,872	25,700	(5,154)	—	—
Net increase (decrease) in net assets from contract owners' transactions	20,865	18,816	(10,772)	(1,287)	—
Net increase (decrease) in net assets	103,764	40,518	(36,519)	(3,929)	(241)
Net assets, beginning of period	406,056	58,043	78,701	26,315	1,632
Net assets, end of period	$509,820	$98,561	$42,182	$22,386	$1,391

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$51	$—	$—	$—	$640
Expenses:
Mortality and expense risk fees	286	6	758	3,650	238	8,146	37,409	26,454	17,342
Administrative fees	34	—	39	110	25	488	3,083	1,942	1,545
Total expenses	320	6	797	3,760	263	8,634	40,492	28,396	18,887
Net investment income (expense)	(320)	(6)	(797)	(3,760)	(212)	(8,634)	(40,492)	(28,396)	(18,247)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,305)	(133)	(18,958)	17,364	1,171	7,069	154,543	162,412	83,953
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	188,023	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	41	35,037	194,910	21,261	56,385
Net realized gain (loss) on investments in portfolio shares	(3,305)	(133)	(18,958)	17,364	1,212	230,129	349,453	183,673	140,338
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,538)	79	9,137	59,714	1,827	(130,935)	350,181	716,885	216,108
Net increase (decrease) in net assets from operations	$(7,163)	$(60)	$(10,618)	$73,318	$2,827	$90,560	$659,142	$872,162	$338,199

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE NASDAQ-100® STRATEGY	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Changes from operations:
Net investment income (expense)	$(320)	$(6)	$(797)	$(3,760)	$(212)	$(8,634)	$(40,492)	$(28,396)	$(18,247)
Net realized gain (loss) on investments in portfolio shares	(3,305)	(133)	(18,958)	17,364	1,212	230,129	349,453	183,673	140,338
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,538)	79	9,137	59,714	1,827	(130,935)	350,181	716,885	216,108
Net increase (decrease) in net assets from operations	(7,163)	(60)	(10,618)	73,318	2,827	90,560	659,142	872,162	338,199
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	633	(2)	2	448	(4)	6,344	11,031	2,581	5,089
Contract redemptions	(1,840)	(34)	(3,289)	(54,708)	(340)	(39,618)	(279,029)	(179,211)	(13,213)
Net transfers	(4,151)	(95)	(40,758)	50,641	604	(78,899)	(250)	273,868	(1,487)
Net increase (decrease) in net assets from contract owners' transactions	(5,358)	(131)	(44,045)	(3,619)	260	(112,173)	(268,248)	97,238	(9,611)
Net increase (decrease) in net assets	(12,521)	(191)	(54,663)	69,699	3,087	(21,613)	390,894	969,400	328,588
Net assets, beginning of period	32,141	517	85,452	159,794	14,005	539,346	2,291,249	1,117,464	1,122,203
Net assets, end of period	$19,620	$326	$30,789	$229,493	$17,092	$517,733	$2,682,143	$2,086,864	$1,450,791

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$21,735	$2,624	$—	$—	$—
Expenses:
Mortality and expense risk fees	7,635	1,192	972	4,018	451
Administrative fees	550	62	45	375	54
Total expenses	8,185	1,254	1,017	4,393	505
Net investment income (expense)	13,550	1,370	(1,017)	(4,393)	(505)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(16,342)	3,377	337	26,615	6,819
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	8,199	1,398
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(16,342)	3,377	337	34,814	8,217
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	38,434	(394)	5,156	17,992	(1,396)
Net increase (decrease) in net assets from operations	$35,642	$4,353	$4,476	$48,413	$6,316

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY
Changes from operations:
Net investment income (expense)	$13,550	$1,370	$(1,017)	$(4,393)	$(505)
Net realized gain (loss) on investments in portfolio shares	(16,342)	3,377	337	34,814	8,217
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	38,434	(394)	5,156	17,992	(1,396)
Net increase (decrease) in net assets from operations	35,642	4,353	4,476	48,413	6,316
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,086	363	—	2,720	(2)
Contract redemptions	(25,054)	(10,883)	(1,266)	(23,386)	(1,515)
Net transfers	(218,230)	(12,259)	228,126	(195,468)	(18,297)
Net increase (decrease) in net assets from contract owners' transactions	(242,198)	(22,779)	226,860	(216,134)	(19,814)
Net increase (decrease) in net assets	(206,556)	(18,426)	231,336	(167,721)	(13,498)
Net assets, beginning of period	621,353	75,516	58,018	452,613	30,429
Net assets, end of period	$414,797	$57,090	$289,354	$284,892	$16,931

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$3,467	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	14,848	8,418	6,581	2,862	1,721	2,415	4,500	6	3,545
Administrative fees	685	724	562	212	140	132	282	—	153
Total expenses	15,533	9,142	7,143	3,074	1,861	2,547	4,782	6	3,698
Net investment income (expense)	(15,533)	(9,142)	(3,676)	(3,074)	(1,861)	(2,547)	(4,782)	(6)	(3,698)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	106,634	10,844	12,480	3,300	7,232	9,417	3,045	(27)	16,011
Net realized short-term capital gain distributions from investments in portfolio shares	21,501	—	21,178	—	18,957	—	—	2	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	23,821	—	—	1,010	7,432	9,292	8	8,261
Net realized gain (loss) on investments in portfolio shares	128,135	34,665	33,658	3,300	27,199	16,849	12,337	(17)	24,272
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	221,009	85,651	31,274	30,701	(10,073)	5,105	(23,097)	(92)	34,243
Net increase (decrease) in net assets from operations	$333,611	$111,174	$61,256	$30,927	$15,265	$19,407	$(15,542)	$(115)	$54,817

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 2X STRATEGY	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY
Changes from operations:
Net investment income (expense)	$(15,533)	$(9,142)	$(3,676)	$(3,074)	$(1,861)	$(2,547)	$(4,782)	$(6)	$(3,698)
Net realized gain (loss) on investments in portfolio shares	128,135	34,665	33,658	3,300	27,199	16,849	12,337	(17)	24,272
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	221,009	85,651	31,274	30,701	(10,073)	5,105	(23,097)	(92)	34,243
Net increase (decrease) in net assets from operations	333,611	111,174	61,256	30,927	15,265	19,407	(15,542)	(115)	54,817
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,042	2	419	481	—	—	2,351	—	6
Contract redemptions	(129,477)	(26,874)	(36,480)	(7,175)	(25,304)	(26,843)	(7,670)	0	(12,591)
Net transfers	252,470	226,046	209,945	(2,863)	(285,377)	(43,994)	(213,429)	(217)	111,464
Net increase (decrease) in net assets from contract owners' transactions	126,035	199,174	173,884	(9,557)	(310,681)	(70,837)	(218,748)	(217)	98,879
Net increase (decrease) in net assets	459,646	310,348	235,140	21,370	(295,416)	(51,430)	(234,290)	(332)	153,696
Net assets, beginning of period	981,616	482,887	438,023	195,668	387,696	216,937	514,261	648	111,173
Net assets, end of period	$1,441,262	$793,235	$673,163	$217,038	$92,280	$165,507	$279,971	$316	$264,869

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$1,054	$193	$14	$9,353	$—
Expenses:
Mortality and expense risk fees	891	1,190	13,848	6,890	134
Administrative fees	29	10	1,450	546	15
Total expenses	920	1,200	15,298	7,436	149
Net investment income (expense)	134	(1,007)	(15,284)	1,917	(149)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,935	3,054	—	21,022	(353)
Net realized short-term capital gain distributions from investments in portfolio shares	1,387	—	96	9,532	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	3,322	3,054	96	30,554	(353)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,392)	8,046	—	15,104	2,199
Net increase (decrease) in net assets from operations	$1,064	$10,093	$(15,188)	$47,575	$1,697

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY
Changes from operations:
Net investment income (expense)	$134	$(1,007)	$(15,284)	$1,917	$(149)
Net realized gain (loss) on investments in portfolio shares	3,322	3,054	96	30,554	(353)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,392)	8,046	—	15,104	2,199
Net increase (decrease) in net assets from operations	1,064	10,093	(15,188)	47,575	1,697
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2	14	24	293	354
Contract redemptions	(3,384)	(12,479)	(455,401)	(73,759)	(642)
Net transfers	(24,909)	14,185	(61,652)	(47,585)	(20)
Net increase (decrease) in net assets from contract owners' transactions	(28,291)	1,720	(517,029)	(121,051)	(308)
Net increase (decrease) in net assets	(27,227)	11,813	(532,217)	(73,476)	1,389
Net assets, beginning of period	47,072	40,904	1,409,043	506,205	9,739
Net assets, end of period	$19,845	$52,717	$876,826	$432,729	$11,128

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS
	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	HIGH YIELD	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$4,742	$5,042	$648	$15,329	$27,455	$36,553	$825	$—	$13
Expenses:
Mortality and expense risk fees	6,105	6,005	2,533	7,474	72,409	18,818	3,782	2,986	1,719
Administrative fees	507	159	187	403	5,175	282	166	185	81
Total expenses	6,612	6,164	2,720	7,877	77,584	19,100	3,948	3,171	1,800
Net investment income (expense)	(1,870)	(1,122)	(2,072)	7,452	(50,129)	17,453	(3,123)	(3,171)	(1,787)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	10,505	38,588	(5,814)	33,017	—	13,546	1,074	2,232	(6,393)
Net realized short-term capital gain distributions from investments in portfolio shares	542	—	—	—	—	—	1,194	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	23,211	10,334	9,003	7,780	—	—	4,240	10,661	—
Net realized gain (loss) on investments in portfolio shares	34,258	48,922	3,189	40,797	—	13,546	6,508	12,893	(6,393)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,632	(21,986)	22,560	3,978	—	15,006	27,443	43,626	24,793
Net increase (decrease) in net assets from operations	$49,020	$25,814	$23,677	$52,227	$(50,129)	$46,005	$30,828	$53,348	$16,613

	INVESCO VARIABLE INSURANCE FUNDS
	CORE EQUITY	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	HIGH YIELD	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$(1,870)	$(1,122)	$(2,072)	$7,452	$(50,129)	$17,453	$(3,123)	$(3,171)	$(1,787)
Net realized gain (loss) on investments in portfolio shares	34,258	48,922	3,189	40,797	—	13,546	6,508	12,893	(6,393)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,632	(21,986)	22,560	3,978	—	15,006	27,443	43,626	24,793
Net increase (decrease) in net assets from operations	49,020	25,814	23,677	52,227	(50,129)	46,005	30,828	53,348	16,613
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	111	1,700	715	3,514	40,118	12,678	—	1,838	—
Contract redemptions	(17,320)	(44,886)	(29,798)	(55,825)	(725,420)	(404,596)	(9,014)	(6,090)	(68,990)
Net transfers	(448)	(187,806)	4,954	(31,226)	135,860	(38,135)	4,991	27,745	—
Net increase (decrease) in net assets from contract owners' transactions	(17,657)	(230,992)	(24,129)	(83,537)	(549,442)	(430,053)	(4,023)	23,493	(68,990)
Net increase (decrease) in net assets	31,363	(205,178)	(452)	(31,310)	(599,571)	(384,048)	26,805	76,841	(52,377)
Net assets, beginning of period	432,042	497,678	175,735	510,320	4,921,382	1,283,154	240,400	148,895	138,954
Net assets, end of period	$463,405	$292,500	$175,283	$479,010	$4,321,811	$899,106	$267,205	$225,736	$86,577

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	JANUS HENDERSON VIT (c)*					JANUS HENDERSON VIT (c)* (continued)
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	PERKINS MID CAP VALUE	RESEARCH (d)*
Investment income:
Income dividends from investments in portfolio shares	$17,764	$54,494	$—	$57,574	$14,506	$618	$36,894
Expenses:
Mortality and expense risk fees	14,347	114,635	3,982	90,725	18,019	970	119,032
Administrative fees	1,221	12,272	428	10,169	467	116	13,431
Total expenses	15,568	126,907	4,410	100,894	18,486	1,086	132,463
Net investment income (expense)	2,196	(72,413)	(4,410)	(43,320)	(3,980)	(468)	(95,569)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	21,089	495,630	381	281,618	(53,961)	341	387,722
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,124	515,582	15,753	—	—	2,866	89,131
Net realized gain (loss) on investments in portfolio shares	23,213	1,011,212	16,134	281,618	(53,961)	3,207	476,853
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	128,881	1,063,840	60,464	1,363,906	298,440	6,328	1,765,332
Net increase (decrease) in net assets from operations	$154,290	$2,002,639	$72,188	$1,602,204	$240,499	$9,067	$2,146,616

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	JANUS HENDERSON VIT (c)*					JANUS HENDERSON VIT (c)* (continued)
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	OVERSEAS	PERKINS MID CAP VALUE	RESEARCH (d)*
Changes from operations:
Net investment income (expense)	$2,196	$(72,413)	$(4,410)	$(43,320)	$(3,980)	$(468)	$(95,569)
Net realized gain (loss) on investments in portfolio shares	23,213	1,011,212	16,134	281,618	(53,961)	3,207	476,853
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	128,881	1,063,840	60,464	1,363,906	298,440	6,328	1,765,332
Net increase (decrease) in net assets from operations	154,290	2,002,639	72,188	1,602,204	240,499	9,067	2,146,616
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	15,188	33,042	5,882	45,314	3,317	—	99,048
Contract redemptions	(78,629)	(653,567)	(15,085)	(826,164)	(245,194)	(2,510)	(639,961)
Net transfers	391,064	12,156	35,831	(151,849)	168,694	2,968	(87,320)
Net increase (decrease) in net assets from contract owners' transactions	327,623	(608,369)	26,628	(932,699)	(73,183)	458	(628,233)
Net increase (decrease) in net assets	481,913	1,394,270	98,816	669,505	167,316	9,525	1,518,383
Net assets, beginning of period	770,739	8,113,240	244,519	6,723,139	891,805	72,845	8,479,811
Net assets, end of period	$1,252,652	$9,507,510	$343,335	$7,392,644	$1,059,121	$82,370	$9,998,194

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$14,975	$5,820	$4,699	$3,018	$299	$2,069	$1,347
Expenses:
Mortality and expense risk fees	11,755	4,220	20,740	3,052	1,353	2,711	9,333
Administrative fees	320	170	1,210	85	31	117	52
Total expenses	12,075	4,390	21,950	3,137	1,384	2,828	9,385
Net investment income (expense)	2,900	1,430	(17,251)	(119)	(1,085)	(759)	(8,038)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	51,967	(2,576)	(15,123)	669	(2,952)	28,212	13,342
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	34	—	3,699
Net realized long-term capital gain distributions from investments in portfolio shares	—	50,985	121,531	5,895	4,129	—	30,317
Net realized gain (loss) on investments in portfolio shares	51,967	48,409	106,408	6,564	1,211	28,212	47,358
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	67,008	(3,849)	61,892	20,174	9,825	2,972	72,397
Net increase (decrease) in net assets from operations	$121,875	$45,990	$151,049	$26,619	$9,951	$30,425	$111,717

	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH
Changes from operations:
Net investment income (expense)	$2,900	$1,430	$(17,251)	$(119)	$(1,085)	$(759)	$(8,038)
Net realized gain (loss) on investments in portfolio shares	51,967	48,409	106,408	6,564	1,211	28,212	47,358
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	67,008	(3,849)	61,892	20,174	9,825	2,972	72,397
Net increase (decrease) in net assets from operations	121,875	45,990	151,049	26,619	9,951	30,425	111,717
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,341	197	3,276	232	716	4,474	2,962
Contract redemptions	(38,944)	(93,317)	(143,896)	(4,357)	(2,485)	(5,150)	(57,132)
Net transfers	213,467	(3,795)	(221,487)	26,894	(31,799)	(193,891)	92,699
Net increase (decrease) in net assets from contract owners' transactions	177,864	(96,915)	(362,107)	22,769	(33,568)	(194,567)	38,529
Net increase (decrease) in net assets	299,739	(50,925)	(211,058)	49,388	(23,617)	(164,142)	150,246
Net assets, beginning of period	261,443	284,192	1,502,883	154,106	81,218	310,802	488,263
Net assets, end of period	$561,182	$233,267	$1,291,825	$203,494	$57,601	$146,660	$638,509

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST		NEUBERBER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	WESTERN ASSET GLOBAL HIGH YIELD BOND	CALIBRATED DIVIDEND GRWOTH	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE
Investment income:
Income dividends from investments in portfolio shares	$739	$7,445	$36,014	$4,211	$—	$1,384	$6,690	$603
Expenses:
Mortality and expense risk fees	238	6,368	37,665	10,721	4,643	2,872	7,470	1,974
Administrative fees	15	299	3,471	873	154	122	412	116
Total expenses	253	6,667	41,136	11,594	4,797	2,994	7,882	2,090
Net investment income (expense)	486	778	(5,122)	(7,383)	(4,797)	(1,610)	(1,192)	(1,487)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(193)	675	131,839	79,603	(2,318)	8,266	(6,468)	20,537
Net realized short-term capital gain distributions from investments in portfolio shares	—	16,142	97,301	15,603	—	—	—	284
Net realized long-term capital gain distributions from investments in portfolio shares	—	9,200	169,061	4,102	5,782	—	—	4,057
Net realized gain (loss) on investments in portfolio shares	(193)	26,017	398,201	99,308	3,464	8,266	(6,468)	24,878
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	690	43,286	(83,583)	(5,939)	61,011	19,652	4,395	(4,025)
Net increase (decrease) in net assets from operations	$983	$70,081	$309,496	$85,986	$59,678	$26,308	$(3,265)	$19,366

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST		NEUBERBER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	WESTERN ASSET GLOBAL HIGH YIELD BOND	CALIBRATED DIVIDEND GRWOTH	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE
Changes from operations:
Net investment income (expense)	$486	$778	$(5,122)	$(7,383)	$(4,797)	$(1,610)	$(1,192)	$(1,487)
Net realized gain (loss) on investments in portfolio shares	(193)	26,017	398,201	99,308	3,464	8,266	(6,468)	24,878
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	690	43,286	(83,583)	(5,939)	61,011	19,652	4,395	(4,025)
Net increase (decrease) in net assets from operations	983	70,081	309,496	85,986	59,678	26,308	(3,265)	19,366
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,890	18,810	180	3,594	2,002	1,100	—
Contract redemptions	(1,670)	(3,908)	(373,160)	(134,299)	(93,624)	(20,554)	(94,158)	(716)
Net transfers	248	(23,100)	(175,621)	(63,760)	15,384	772	10,513	(37,233)
Net increase (decrease) in net assets from contract owners' transactions	(1,422)	(25,118)	(529,971)	(197,879)	(74,646)	(17,780)	(82,545)	(37,949)
Net increase (decrease) in net assets	(439)	44,963	(220,475)	(111,893)	(14,968)	8,528	(85,810)	(18,583)
Net assets, beginning of period	14,597	421,860	3,025,742	847,997	276,220	211,375	524,534	131,408
Net assets, end of period	$14,158	$466,823	$2,805,267	$736,104	$261,252	$219,903	$438,724	$112,825

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	POWER DIVIDEND INDEX (f)*	POWER MOMENTUM (e)*	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED
Investment income:
Income dividends from investments in portfolio shares	$83,138	$188,064	$13,400	$2,571	$1,031	$531
Expenses:
Mortality and expense risk fees	73,614	183,881	4,441	295	253	187
Administrative fees	8,279	20,795	319	34	30	22
Total expenses	81,893	204,676	4,760	329	283	209
Net investment income (expense)	1,245	(16,612)	8,640	2,242	748	322
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	9,498	520,687	528	(9,696)	51	199
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	91,935	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	9,498	612,622	528	(9,696)	51	199
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	498,621	1,961,569	23,058	7,566	835	(340)
Net increase (decrease) in net assets from operations	$509,364	$2,557,579	$32,226	$112	$1,634	$181

	NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	POWER DIVIDEND INDEX (f)*	POWER MOMENTUM (e)*	ALL ASSET	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED
Changes from operations:
Net investment income (expense)	$1,245	$(16,612)	$8,640	$2,242	$748	$322
Net realized gain (loss) on investments in portfolio shares	9,498	612,622	528	(9,696)	51	199
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	498,621	1,961,569	23,058	7,566	835	(340)
Net increase (decrease) in net assets from operations	509,364	2,557,579	32,226	112	1,634	181
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	59,340	112,271	3,341	749	360	—
Contract redemptions	(946,301)	(1,880,987)	(15,000)	(9,331)	(1,445)	(7,077)
Net transfers	(58,848)	(210,046)	42,252	(837)	(511)	(9,279)
Net increase (decrease) in net assets from contract owners' transactions	(945,809)	(1,978,762)	30,593	(9,419)	(1,596)	(16,356)
Net increase (decrease) in net assets	(436,445)	578,817	62,819	(9,307)	38	(16,175)
Net assets, beginning of period	6,133,866	14,416,063	227,146	31,443	20,069	26,902
Net assets, end of period	$5,697,421	$14,994,880	$289,965	$22,136	$20,107	$10,727

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$1,988	$33,796	$5,520	$1,396	$28,060	$5,074	$39,163
Expenses:
Mortality and expense risk fees	1,399	8,792	3,498	1,751	18,203	4,614	33,492
Administrative fees	100	1,038	331	73	837	121	1,241
Total expenses	1,499	9,830	3,829	1,824	19,040	4,735	34,733
Net investment income (expense)	489	23,966	1,691	(428)	9,020	339	4,430
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,937)	33,501	(7,000)	(127)	(22,439)	51	(15,318)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(1,937)	33,501	(7,000)	(127)	(22,439)	51	(15,318)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,195	(20,945)	14,571	161	37,096	1,951	71,816
Net increase (decrease) in net assets from operations	$5,747	$36,522	$9,262	$(394)	$23,677	$2,341	$60,928

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Changes from operations:
Net investment income (expense)	$489	$23,966	$1,691	$(428)	$9,020	$339	$4,430
Net realized gain (loss) on investments in portfolio shares	(1,937)	33,501	(7,000)	(127)	(22,439)	51	(15,318)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,195	(20,945)	14,571	161	37,096	1,951	71,816
Net increase (decrease) in net assets from operations	5,747	36,522	9,262	(394)	23,677	2,341	60,928
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(1)	188	(9)	646	4,737	(3)	11,355
Contract redemptions	(7,308)	(93,011)	(1,986)	(13,588)	(113,977)	(7,024)	(300,939)
Net transfers	11,902	(740,807)	168,551	22,557	10,287	19,417	(43,857)
Net increase (decrease) in net assets from contract owners' transactions	4,593	(833,630)	166,556	9,615	(98,953)	12,390	(333,441)
Net increase (decrease) in net assets	10,340	(797,108)	175,818	9,221	(75,276)	14,731	(272,513)
Net assets, beginning of period	91,359	859,782	80,394	96,710	1,240,299	292,539	2,144,022
Net assets, end of period	$101,699	$62,674	$256,212	$105,931	$1,165,023	$307,270	$1,871,509
The accompanying notes are an integral part of these financial statements.

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST			WELLS FARGO VT FUNDS
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	DISCOVERY
Investment income:
Income dividends from investments in portfolio shares	$858	$5,135	$7,817	$3,843	$—	$5,186	$—
Expenses:
Mortality and expense risk fees	2,190	7,849	14,511	13,413	16,338	4,232	29,244
Administrative fees	113	481	964	897	1,050	195	2,714
Total expenses	2,303	8,330	15,475	14,310	17,388	4,427	31,958
Net investment income (expense)	(1,445)	(3,195)	(7,658)	(10,467)	(17,388)	759	(31,958)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(205)	(10,486)	63,891	12,735	(36,696)	(8,842)	186,314
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	13,447	—	—	—	—	—	117,918
Net realized gain (loss) on investments in portfolio shares	13,242	(10,486)	63,891	12,735	(36,696)	(8,842)	304,232
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,437)	33,213	56,279	341,399	8,435	33,906	253,450
Net increase (decrease) in net assets from operations	$4,360	$19,532	$112,512	$343,667	$(45,649)	$25,823	$525,724

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST			WELLS FARGO VT FUNDS
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	DISCOVERY
Changes from operations:
Net investment income (expense)	$(1,445)	$(3,195)	$(7,658)	$(10,467)	$(17,388)	$759	$(31,958)
Net realized gain (loss) on investments in portfolio shares	13,242	(10,486)	63,891	12,735	(36,696)	(8,842)	304,232
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,437)	33,213	56,279	341,399	8,435	33,906	253,450
Net increase (decrease) in net assets from operations	4,360	19,532	112,512	343,667	(45,649)	25,823	525,724
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	62	2,544	4,996	4,931	8,845	510	8,069
Contract redemptions	(59,934)	(25,621)	(152,504)	(51,977)	(74,037)	(7,397)	(447,995)
Net transfers	(4,875)	(7,828)	(72,992)	(24,935)	(186,684)	(10,154)	(41,786)
Net increase (decrease) in net assets from contract owners' transactions	(64,747)	(30,905)	(220,500)	(71,981)	(251,876)	(17,041)	(481,712)
Net increase (decrease) in net assets	(60,387)	(11,373)	(107,988)	271,686	(297,525)	8,782	44,012
Net assets, beginning of period	189,779	578,191	1,081,191	740,535	1,279,519	208,991	2,116,273
Net assets, end of period	$129,392	$566,818	$973,203	$1,012,221	$981,994	$217,773	$2,160,285

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2017

	WELLS FARGO VT FUNDS (continued)
	OPPORTUNITY	TOTAL
Investment income:
Income dividends from investments in portfolio shares	$10,614	$1,350,767
Expenses:
Mortality and expense risk fees	22,388	1,885,516
Administrative fees	1,891	161,812
Total expenses	24,279	2,047,328
Net investment income (expense)	(13,665)	(696,561)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	70,684	5,185,878
Net realized short-term capital gain distributions from investments in portfolio shares	17,886	568,009
Net realized long-term capital gain distributions from investments in portfolio shares	109,717	3,567,229
Net realized gain (loss) on investments in portfolio shares	198,287	9,321,116
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	92,959	14,713,012
Net increase (decrease) in net assets from operations	$277,581	$23,337,567

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2017

	WELLS FARGO VT FUNDS (continued)
	OPPORTUNITY	TOTAL
Changes from operations:
Net investment income (expense)	$(13,665)	$(696,561)
Net realized gain (loss) on investments in portfolio shares	198,287	9,321,116
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	92,959	14,713,012
Net increase (decrease) in net assets from operations	277,581	23,337,567
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,131	849,773
Contract redemptions	(94,188)	(16,951,935)
Net transfers	(140,619)	(1,168,925)
Net increase (decrease) in net assets from contract owners' transactions	(226,676)	(17,271,087)
Net increase (decrease) in net assets	50,905	6,066,480
Net assets, beginning of period	1,627,043	133,167,324
Net assets, end of period	$1,677,948	$139,233,804

The accompanying notes are an integral part of these financial statements.

This page intentionally left blank.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES	THE ALGER PORTFOLIOS
	GROWTH AND INCOME	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$3,544	$13,478	$—	$—	$—
Expenses:
Mortality and expense risk fees	5,061	96,050	50,104	28,904	17,078
Administrative fees	328	9,747	4,703	2,337	1,593
Total expenses	5,389	105,797	54,807	31,241	18,671
Net investment income (expense)	(1,845)	(92,319)	(54,807)	(31,241)	(18,671)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	24,022	344,973	189,906	88,029	(60,775)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	21,171	55,880	13,278	—	179,050
Net realized gain (loss) on investments in portfolio shares	45,193	400,853	203,184	88,029	118,275
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(13,588)	(401,455)	(246,510)	(73,491)	(48,312)
Net increase (decrease) in net assets from operations	$29,760	$(92,921)	$(98,133)	$(16,703)	$51,292

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES	THE ALGER PORTFOLIOS
	GROWTH AND INCOME	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH
Changes from operations:
Net investment income (expense)	$(1,845)	$(92,319)	$(54,807)	$(31,241)	$(18,671)
Net realized gain (loss) on investments in portfolio shares	45,193	400,853	203,184	88,029	118,275
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(13,588)	(401,455)	(246,510)	(73,491)	(48,312)
Net increase (decrease) in net assets from operations	29,760	(92,921)	(98,133)	(16,703)	51,292
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,792	69,320	27,186	14,978	8,151
Contract redemptions	(113,810)	(741,890)	(461,167)	(182,653)	(194,624)
Net transfers	121,383	(173,875)	(33,311)	(111,061)	(9,212)
Net increase (decrease) in net assets from contract owners' transactions	9,365	(846,445)	(467,292)	(278,736)	(195,685)
Net increase (decrease) in net assets	39,125	(939,366)	(565,425)	(295,439)	(144,393)
Net assets, beginning of period	381,548	8,052,333	4,155,218	2,279,431	1,444,087
Net assets, end of period	$420,673	$7,112,967	$3,589,793	$1,983,992	$1,299,694

The accompanying notes are an integral part of these financial statements.

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DREYFUS INVESTMENT PORTFOLIOS
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$6,752	$23,819	$6,231	$5,687	$1,493	$191	$45,745	$—	$1,756
Expenses:
Mortality and expense risk fees	7,093	14,576	5,228	7,504	897	638	35,692	16,871	3,543
Administrative fees	281	964	125	545	81	76	2,824	698	156
Total expenses	7,374	15,540	5,353	8,049	978	714	38,516	17,569	3,699
Net investment income (expense)	(622)	8,279	878	(2,362)	515	(523)	7,229	(17,569)	(1,943)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,659)	11,085	(11,250)	2,339	1,654	8,675	125,843	(22,051)	1,752
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	41,456	—
Net realized long-term capital gain distributions from investments in portfolio shares	18,498	18,490	2,868	—	2,852	2,260	—	327,455	16,647
Net realized gain (loss) on investments in portfolio shares	14,839	29,575	(8,382)	2,339	4,506	10,935	125,843	346,860	18,399
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,396	74,974	17,923	(38,749)	4,671	(8,781)	306,892	(153,454)	32,967
Net increase (decrease) in net assets from operations	$21,613	$112,828	$10,419	$(38,772)	$9,692	$1,631	$439,964	$175,837	$49,423

	AMERICAN CENTURY VARIABLE PORTFOLIOS							COLUMBIA FUNDS VARIABLE SERIES TRUST	DREYFUS INVESTMENT PORTFOLIOS
	BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	ULTRA	VALUE	SELIGMAN GLOBAL TECHNOLOGY	SMALL CAP STOCK INDEX
Changes from operations:
Net investment income (expense)	$(622)	$8,279	$878	$(2,362)	$515	$(523)	$7,229	$(17,569)	$(1,943)
Net realized gain (loss) on investments in portfolio shares	14,839	29,575	(8,382)	2,339	4,506	10,935	125,843	346,860	18,399
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	7,396	74,974	17,923	(38,749)	4,671	(8,781)	306,892	(153,454)	32,967
Net increase (decrease) in net assets from operations	21,613	112,828	10,419	(38,772)	9,692	1,631	439,964	175,837	49,423
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	777	7,685	5,681	3,767	—	92	7,541	11,969	584
Contract redemptions	(41,839)	(107,435)	(17,488)	(56,787)	(2,140)	(11,594)	(353,992)	(202,191)	(26,046)
Net transfers	66,328	125,607	(82,408)	17	38,923	(6,974)	488,199	(151,520)	180,163
Net increase (decrease) in net assets from contract owners' transactions	25,266	25,857	(94,215)	(53,003)	36,783	(18,476)	141,748	(341,742)	154,701
Net increase (decrease) in net assets	46,879	138,685	(83,796)	(91,775)	46,475	(16,845)	581,712	(165,905)	204,124
Net assets, beginning of period	383,557	994,264	317,173	571,550	48,050	57,349	2,481,957	1,005,823	198,358
Net assets, end of period	$430,436	$1,132,949	$233,377	$479,775	$94,525	$40,504	$3,063,669	$839,918	$402,482

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES		FEDERATED INSURANCE SERIES (continued)
	DREYFUS SUSTAINABLE U.S. EQUITY (e)*	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$24,094	$282,661	$10,021	$66,972	$—	$24,400
Expenses:
Mortality and expense risk fees	23,819	188,136	6,767	15,795	1,681	6,225
Administrative fees	2,549	18,363	526	705	157	557
Total expenses	26,368	206,499	7,293	16,500	1,838	6,782
Net investment income (expense)	(2,274)	76,162	2,728	50,472	(1,838)	17,618
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	68,876	638,685	(17,809)	(1,965)	(2,512)	(8,780)
Net realized short-term capital gain distributions from investments in portfolio shares	—	6,532	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	183,066	494,979	—	—	8,188	—
Net realized gain (loss) on investments in portfolio shares	251,942	1,140,196	(17,809)	(1,965)	5,676	(8,780)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(101,047)	151,723	(2,933)	80,568	(6,057)	15,034
Net increase (decrease) in net assets from operations	$148,621	$1,368,081	$(18,014)	$129,075	$(2,219)	$23,872

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

			DREYFUS VARIABLE INVESTMENT FUND	FEDERATED INSURANCE SERIES		FEDERATED INSURANCE SERIES (continued)
	DREYFUS SUSTAINABLE U.S. EQUITY (e)*	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$(2,274)	$76,162	$2,728	$50,472	$(1,838)	$17,618
Net realized gain (loss) on investments in portfolio shares	251,942	1,140,196	(17,809)	(1,965)	5,676	(8,780)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(101,047)	151,723	(2,933)	80,568	(6,057)	15,034
Net increase (decrease) in net assets from operations	148,621	1,368,081	(18,014)	129,075	(2,219)	23,872
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,231	84,421	5,809	2,232	—	863
Contract redemptions	(275,128)	(2,082,472)	(35,011)	(121,685)	(14,563)	(98,029)
Net transfers	(90,264)	1,220,978	(7,722)	12,440	6,513	(31,866)
Net increase (decrease) in net assets from contract owners' transactions	(347,161)	(777,073)	(36,924)	(107,013)	(8,050)	(129,032)
Net increase (decrease) in net assets	(198,540)	591,008	(54,938)	22,062	(10,269)	(105,160)
Net assets, beginning of period	1,924,863	13,440,236	545,467	1,063,292	125,604	552,158
Net assets, end of period	$1,726,323	$14,031,244	$490,529	$1,085,354	$115,335	$446,998

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GROWTH AND INCOME	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$3,782	$899	$—	$2	$294	$—	$—	$—
Expenses:
Mortality and expense risk fees	2,860	1,700	970	42	690	3,513	10,921	292
Administrative fees	318	174	30	2	25	74	865	16
Total expenses	3,178	1,874	1,000	44	715	3,587	11,786	308
Net investment income (expense)	604	(975)	(1,000)	(42)	(421)	(3,587)	(11,786)	(308)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,674	(8,955)	1,323	146	(1,262)	7,598	(19,335)	(6,601)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	5,223	7,119	—	—	—	4,345	—	—
Net realized gain (loss) on investments in portfolio shares	7,897	(1,836)	1,323	146	(1,262)	11,943	(19,335)	(6,601)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,420	12,859	(1,751)	(144)	8,094	27,390	(192,662)	8,037
Net increase (decrease) in net assets from operations	$17,921	$10,048	$(1,428)	$(40)	$6,411	$35,746	$(223,783)	$1,128

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY	CLS ADVISORONE GROWTH AND INCOME	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY
Changes from operations:
Net investment income (expense)	$604	$(975)	$(1,000)	$(42)	$(421)	$(3,587)	$(11,786)	$(308)
Net realized gain (loss) on investments in portfolio shares	7,897	(1,836)	1,323	146	(1,262)	11,943	(19,335)	(6,601)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,420	12,859	(1,751)	(144)	8,094	27,390	(192,662)	8,037
Net increase (decrease) in net assets from operations	17,921	10,048	(1,428)	(40)	6,411	35,746	(223,783)	1,128
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(5)	—	—	—	1,320	—	12,744	—
Contract redemptions	(63,972)	(24,181)	(14,221)	(801)	(751)	(11,186)	(155,823)	(1,365)
Net transfers	(185,689)	(130,890)	(3,382)	(122)	323,327	254,264	(224,346)	1,150
Net increase (decrease) in net assets from contract owners' transactions	(249,666)	(155,071)	(17,603)	(923)	323,896	243,078	(367,425)	(215)
Net increase (decrease) in net assets	(231,745)	(145,023)	(19,031)	(963)	330,307	278,824	(591,208)	913
Net assets, beginning of period	275,881	168,906	79,577	2,602	20,556	63,544	1,079,687	18,096
Net assets, end of period	$44,136	$23,883	$60,546	$1,639	$350,863	$342,368	$488,479	$19,009

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Investment income:
Income dividends from investments in portfolio shares	$4,851	$—	$—	$6,623	$1,960
Expenses:
Mortality and expense risk fees	12,459	7,054	1,360	14,185	2,986
Administrative fees	343	416	156	383	226
Total expenses	12,802	7,470	1,516	14,568	3,212
Net investment income (expense)	(7,951)	(7,470)	(1,516)	(7,945)	(1,252)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	21,358	(39,171)	311	(83,713)	(79,092)
Net realized short-term capital gain distributions from investments in portfolio shares	16,813	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	17,016	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	55,187	(39,171)	311	(83,713)	(79,092)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(32,433)	151,406	25,299	299,669	124,901
Net increase (decrease) in net assets from operations	$14,803	$104,765	$24,094	$208,011	$44,557

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES
Changes from operations:
Net investment income (expense)	$(7,951)	$(7,470)	$(1,516)	$(7,945)	$(1,252)
Net realized gain (loss) on investments in portfolio shares	55,187	(39,171)	311	(83,713)	(79,092)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(32,433)	151,406	25,299	299,669	124,901
Net increase (decrease) in net assets from operations	14,803	104,765	24,094	208,011	44,557
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	992	3,228	6,800	4,627	13,851
Contract redemptions	(213,601)	(154,813)	(307)	(185,888)	(54,015)
Net transfers	508,076	(41,320)	22,343	717,658	(9,705)
Net increase (decrease) in net assets from contract owners' transactions	295,467	(192,905)	28,836	536,397	(49,869)
Net increase (decrease) in net assets	310,270	(88,140)	52,930	744,408	(5,312)
Net assets, beginning of period	244,423	537,286	93,281	409,236	211,847
Net assets, end of period	$554,693	$449,146	$146,211	$1,153,644	$206,535

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$2,411	$1,755	$6,059	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	3,158	2,105	9,461	8,613	1,067	1,254	421	24	444
Administrative fees	109	139	569	470	25	131	20	3	50
Total expenses	3,267	2,244	10,030	9,083	1,092	1,385	441	27	494
Net investment income (expense)	(856)	(489)	(3,971)	(9,083)	(1,092)	(1,385)	(441)	(27)	(494)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(14,940)	5,466	31,688	(20,632)	(13,604)	(19,914)	(7,067)	(29)	3,921
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	78	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	18,156	5,650	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(14,940)	5,466	31,688	(2,476)	(7,876)	(19,914)	(7,067)	(29)	3,921
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,790	20,767	9,965	(74,048)	1,854	(10,113)	5,581	(358)	(1,149)
Net increase (decrease) in net assets from operations	$(14,006)	$25,744	$37,682	$(85,607)	$(7,114)	$(31,412)	$(1,927)	$(414)	$2,278

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Changes from operations:
Net investment income (expense)	$(856)	$(489)	$(3,971)	$(9,083)	$(1,092)	$(1,385)	$(441)	$(27)	$(494)
Net realized gain (loss) on investments in portfolio shares	(14,940)	5,466	31,688	(2,476)	(7,876)	(19,914)	(7,067)	(29)	3,921
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,790	20,767	9,965	(74,048)	1,854	(10,113)	5,581	(358)	(1,149)
Net increase (decrease) in net assets from operations	(14,006)	25,744	37,682	(85,607)	(7,114)	(31,412)	(1,927)	(414)	2,278
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	287	463	110	184	—	968	—	—	615
Contract redemptions	(42,425)	(14,010)	(60,369)	(63,812)	(6,418)	(3,501)	(1,643)	—	(4,246)
Net transfers	(4,685)	190,140	(519,721)	(225,636)	(50,315)	42,170	(5,066)	—	298
Net increase (decrease) in net assets from contract owners' transactions	(46,823)	176,593	(579,980)	(289,264)	(56,733)	39,637	(6,709)	—	(3,333)
Net increase (decrease) in net assets	(60,829)	202,337	(542,298)	(374,871)	(63,847)	8,225	(8,636)	(414)	(1,055)
Net assets, beginning of period	197,590	101,328	842,427	780,927	121,890	70,476	34,951	2,046	33,196
Net assets, end of period	$136,761	$303,665	$300,129	$406,056	$58,043	$78,701	$26,315	$1,632	$32,141

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$620	$—
Expenses:
Mortality and expense risk fees	11	1,778	3,202	2,883	7,465
Administrative fees	1	54	129	29	481
Total expenses	12	1,832	3,331	2,912	7,946
Net investment income (expense)	(12)	(1,832)	(3,331)	(2,292)	(7,946)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(385)	(7,714)	(32,887)	11,349	37,962
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	1,856	47,068
Net realized gain (loss) on investments in portfolio shares	(385)	(7,714)	(32,887)	13,205	85,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(11)	(5,383)	42,398	2,742	37,268
Net increase (decrease) in net assets from operations	$(408)	$(14,929)	$6,180	$13,655	$114,352

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY
Changes from operations:
Net investment income (expense)	$(12)	$(1,832)	$(3,331)	$(2,292)	$(7,946)
Net realized gain (loss) on investments in portfolio shares	(385)	(7,714)	(32,887)	13,205	85,030
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(11)	(5,383)	42,398	2,742	37,268
Net increase (decrease) in net assets from operations	(408)	(14,929)	6,180	13,655	114,352
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	(1)	(130)	2	6,126
Contract redemptions	(54)	(30,619)	(30,736)	(74,714)	(77,528)
Net transfers	263	(2,916)	(18,639)	(111,820)	35,773
Net increase (decrease) in net assets from contract owners' transactions	209	(33,536)	(49,505)	(186,532)	(35,629)
Net increase (decrease) in net assets	(199)	(48,465)	(43,325)	(172,877)	78,723
Net assets, beginning of period	716	133,917	203,119	186,882	460,623
Net assets, end of period	$517	$85,452	$159,794	$14,005	$539,346

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$665	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	31,706	15,200	13,945	18,259	1,148	1,214	3,193	375	10,404
Administrative fees	2,837	1,237	1,296	776	80	45	289	41	435
Total expenses	34,543	16,437	15,241	19,035	1,228	1,259	3,482	416	10,839
Net investment income (expense)	(34,543)	(16,437)	(15,241)	(19,035)	(563)	(1,259)	(3,482)	(416)	(10,839)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	88,888	(119,701)	47,234	104,787	3,056	(603)	12,877	(6,115)	(63,894)
Net realized short-term capital gain distributions from investments in portfolio shares	90,045	—	—	—	—	3,581	—	—	1,450
Net realized long-term capital gain distributions from investments in portfolio shares	171,804	90,218	—	—	—	—	—	—	62,582
Net realized gain (loss) on investments in portfolio shares	350,737	(29,483)	47,234	104,787	3,056	2,978	12,877	(6,115)	138
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(239,763)	104,408	114,006	133,696	3,237	(3,217)	42,891	15,258	101,930
Net increase (decrease) in net assets from operations	$76,431	$58,488	$145,999	$219,448	$5,730	$(1,498)	$52,286	$8,727	$91,229

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Changes from operations:
Net investment income (expense)	$(34,543)	$(16,437)	$(15,241)	$(19,035)	$(563)	$(1,259)	$(3,482)	$(416)	$(10,839)
Net realized gain (loss) on investments in portfolio shares	350,737	(29,483)	47,234	104,787	3,056	2,978	12,877	(6,115)	138
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(239,763)	104,408	114,006	133,696	3,237	(3,217)	42,891	15,258	101,930
Net increase (decrease) in net assets from operations	76,431	58,488	145,999	219,448	5,730	(1,498)	52,286	8,727	91,229
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,212	2,580	(64)	9,112	153	—	2,409	(314)	3,202
Contract redemptions	(347,638)	(24,168)	(63,565)	(161,417)	(6,276)	(10,872)	(27,711)	(16,212)	(116,975)
Net transfers	(74,943)	(66,869)	22,681	289,447	(5,204)	(31,950)	217,585	2,076	427,253
Net increase (decrease) in net assets from contract owners' transactions	(419,369)	(88,457)	(40,948)	137,142	(11,327)	(42,822)	192,283	(14,450)	313,480
Net increase (decrease) in net assets	(342,938)	(29,969)	105,051	356,590	(5,597)	(44,320)	244,569	(5,723)	404,709
Net assets, beginning of period	2,634,187	1,147,433	1,017,152	264,763	81,113	102,338	208,044	36,152	576,907
Net assets, end of period	$2,291,249	$1,117,464	$1,122,203	$621,353	$75,516	$58,018	$452,613	$30,429	$981,616

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$4,610	$—	$476	$—
Expenses:
Mortality and expense risk fees	9,603	5,328	2,686	2,408	1,905
Administrative fees	630	470	225	148	114
Total expenses	10,233	5,798	2,911	2,556	2,019
Net investment income (expense)	(10,233)	(1,188)	(2,911)	(2,080)	(2,019)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(181,998)	(42,919)	(24,147)	(9,777)	(18,470)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	28,801	11,667	—	—	—
Net realized gain (loss) on investments in portfolio shares	(153,197)	(31,252)	(24,147)	(9,777)	(18,470)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	35,346	96,780	26,447	30,649	29,693
Net increase (decrease) in net assets from operations	$(128,084)	$64,340	$(611)	$18,792	$9,204

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH
Changes from operations:
Net investment income (expense)	$(10,233)	$(1,188)	$(2,911)	$(2,080)	$(2,019)
Net realized gain (loss) on investments in portfolio shares	(153,197)	(31,252)	(24,147)	(9,777)	(18,470)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	35,346	96,780	26,447	30,649	29,693
Net increase (decrease) in net assets from operations	(128,084)	64,340	(611)	18,792	9,204
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	24	487	766	—	82
Contract redemptions	(47,140)	(30,566)	(46,281)	(21,384)	(21,996)
Net transfers	(1,899,776)	41,697	(3,733)	278,678	22,451
Net increase (decrease) in net assets from contract owners' transactions	(1,946,892)	11,618	(49,248)	257,294	537
Net increase (decrease) in net assets	(2,074,976)	75,958	(49,859)	276,086	9,741
Net assets, beginning of period	2,557,863	362,065	245,527	111,610	207,196
Net assets, end of period	$482,887	$438,023	$195,668	$387,696	$216,937

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)								INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$121	$—	$—	$6,462	$—	$3,505
Expenses:
Mortality and expense risk fees	4,219	24	2,323	969	134	19,540	12,677	154	6,641
Administrative fees	256	3	108	39	9	1,964	636	16	508
Total expenses	4,475	27	2,431	1,008	143	21,504	13,313	170	7,149
Net investment income (expense)	(4,475)	(27)	(2,431)	(887)	(143)	(21,504)	(6,851)	(170)	(3,644)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5,539)	(131)	7,160	4,230	(1,773)	—	71,443	(4,476)	46,281
Net realized short-term capital gain distributions from investments in portfolio shares	—	3	418	—	—	70	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	29	6,062	—	1,467	—	6,912	—	31,416
Net realized gain (loss) on investments in portfolio shares	(5,539)	(99)	13,640	4,230	(306)	70	78,355	(4,476)	77,697
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,880	(457)	(5,013)	5,606	1,435	—	37,231	3,338	(32,428)
Net increase (decrease) in net assets from operations	$60,866	$(583)	$6,196	$8,949	$986	$(21,434)	$108,735	$(1,308)	$41,625

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)								INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	CORE EQUITY
Changes from operations:
Net investment income (expense)	$(4,475)	$(27)	$(2,431)	$(887)	$(143)	$(21,504)	$(6,851)	$(170)	$(3,644)
Net realized gain (loss) on investments in portfolio shares	(5,539)	(99)	13,640	4,230	(306)	70	78,355	(4,476)	77,697
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,880	(457)	(5,013)	5,606	1,435	—	37,231	3,338	(32,428)
Net increase (decrease) in net assets from operations	60,866	(583)	6,196	8,949	986	(21,434)	108,735	(1,308)	41,625
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	87	—	4	(2)	—	133	940	353	(111)
Contract redemptions	(13,456)	—	(16,450)	(9,358)	(66)	(226,494)	(125,280)	(818)	(125,506)
Net transfers	234,003	(11,973)	(152,936)	19,418	28,698	(2,611)	65,863	216	(682)
Net increase (decrease) in net assets from contract owners' transactions	220,634	(11,973)	(169,382)	10,058	28,632	(228,972)	(58,477)	(249)	(126,299)
Net increase (decrease) in net assets	281,500	(12,556)	(163,186)	19,007	29,618	(250,406)	50,258	(1,557)	(84,674)
Net assets, beginning of period	232,761	13,204	274,359	28,065	11,286	1,659,449	455,947	11,296	516,716
Net assets, end of period	$514,261	$648	$111,173	$47,072	$40,904	$1,409,043	$506,205	$9,739	$432,042

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (a)*	HIGH YIELD	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$8,764	$—	$8,370	$5,904	$38,818	$—	$—	$96
Expenses:
Mortality and expense risk fees	10,682	3,646	8,282	115,682	13,766	3,455	2,204	1,923
Administrative fees	271	248	484	6,116	323	157	128	74
Total expenses	10,953	3,894	8,766	121,798	14,089	3,612	2,332	1,997
Net investment income (expense)	(2,189)	(3,894)	(396)	(115,894)	24,729	(3,612)	(2,332)	(1,901)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	62,741	(1,728)	36,773	—	(14,249)	2,606	(6,954)	2,431
Net realized short-term capital gain distributions from investments in portfolio shares	—	4,591	—	—	—	2,988	—	152
Net realized long-term capital gain distributions from investments in portfolio shares	—	28,161	9,792	—	—	12,806	6,544	37,529
Net realized gain (loss) on investments in portfolio shares	62,741	31,024	46,565	—	(14,249)	18,400	(410)	40,112
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,370	(77,197)	(40,388)	—	41,455	10,826	(5,912)	(19,006)
Net increase (decrease) in net assets from operations	$72,922	$(50,067)	$5,781	$(115,894)	$51,935	$25,614	$(8,654)	$19,205

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS (continued)					INVESCO VARIABLE INSURANCE FUNDS (continued)
	DIVERSIFIED DIVIDEND	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (a)*	HIGH YIELD	MID CAP CORE EQUITY	TECHNOLOGY	VALUE OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$(2,189)	$(3,894)	$(396)	$(115,894)	$24,729	$(3,612)	$(2,332)	$(1,901)
Net realized gain (loss) on investments in portfolio shares	62,741	31,024	46,565	—	(14,249)	18,400	(410)	40,112
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12,370	(77,197)	(40,388)	—	41,455	10,826	(5,912)	(19,006)
Net increase (decrease) in net assets from operations	72,922	(50,067)	5,781	(115,894)	51,935	25,614	(8,654)	19,205
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,237	997	3,857	56,462	9,198	—	2,279	—
Contract redemptions	(247,445)	(49,270)	(78,725)	(1,617,998)	(309,940)	(12,652)	(5,289)	(12,700)
Net transfers	405,021	(137,072)	11,223	(2,220,620)	961,801	266	(41,452)	(3,878)
Net increase (decrease) in net assets from contract owners' transactions	164,813	(185,345)	(63,645)	(3,782,156)	661,059	(12,386)	(44,462)	(16,578)
Net increase (decrease) in net assets	237,735	(235,412)	(57,864)	(3,898,050)	712,994	13,228	(53,116)	2,627
Net assets, beginning of period	259,943	411,147	568,184	8,819,432	570,160	227,172	202,011	136,327
Net assets, end of period	$497,678	$175,735	$510,320	$4,921,382	$1,283,154	$240,400	$148,895	$138,954

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	JANUS HENDERSON VIT (f)*
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	RESEARCH (g)*	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$16,688	$64,251	$2,238	$74,465	$47,524	$36,043
Expenses:
Mortality and expense risk fees	10,992	105,523	3,329	88,265	112,759	15,056
Administrative fees	878	11,139	381	9,781	12,573	509
Total expenses	11,870	116,662	3,710	98,046	125,332	15,565
Net investment income (expense)	4,818	(52,411)	(1,472)	(23,581)	(77,808)	20,478
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	11,457	574,546	(28,696)	88,794	320,190	(186,815)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	10,862	584,184	33,292	—	546,080	18,969
Net realized gain (loss) on investments in portfolio shares	22,319	1,158,730	4,596	88,794	866,270	(167,846)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,837)	(286,459)	(13,050)	(65,610)	(879,810)	63,097
Net increase (decrease) in net assets from operations	$22,300	$819,860	$(9,926)	$(397)	$(91,348)	$(84,271)

	JANUS HENDERSON VIT (f)*
	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH	RESEARCH (g)*	OVERSEAS
Changes from operations:
Net investment income (expense)	$4,818	$(52,411)	$(1,472)	$(23,581)	$(77,808)	$20,478
Net realized gain (loss) on investments in portfolio shares	22,319	1,158,730	4,596	88,794	866,270	(167,846)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,837)	(286,459)	(13,050)	(65,610)	(879,810)	63,097
Net increase (decrease) in net assets from operations	22,300	819,860	(9,926)	(397)	(91,348)	(84,271)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	16,839	30,784	9,012	52,171	104,805	18,919
Contract redemptions	(79,441)	(931,180)	(42,151)	(793,967)	(875,470)	(134,426)
Net transfers	(6,312)	(238,926)	(148,431)	(259,911)	(102,947)	298,625
Net increase (decrease) in net assets from contract owners' transactions	(68,914)	(1,139,322)	(181,570)	(1,001,707)	(873,612)	183,118
Net increase (decrease) in net assets	(46,614)	(319,462)	(191,496)	(1,002,104)	(964,960)	98,847
Net assets, beginning of period	817,353	8,432,702	436,015	7,725,243	9,444,771	792,958
Net assets, end of period	$770,739	$8,113,240	$244,519	$6,723,139	$8,479,811	$891,805

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	JANUS HENDERSON VIT (f)* (continued)	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH
Investment income:
Income dividends from investments in portfolio shares	$704	$2,652	$4,071	$—	$162	$525	$4,247	$2,469
Expenses:
Mortality and expense risk fees	760	5,052	7,711	18,735	2,458	1,900	3,497	10,930
Administrative fees	91	177	134	1,097	76	69	122	88
Total expenses	851	5,229	7,845	19,832	2,534	1,969	3,619	11,018
Net investment income (expense)	(147)	(2,577)	(3,774)	(19,832)	(2,372)	(1,444)	628	(8,549)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	190	(35,193)	(60,077)	(55,406)	(155)	(21,008)	5,300	(91,513)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	1,912	611	60	—	2,897
Net realized long-term capital gain distributions from investments in portfolio shares	8,966	—	801	68,004	990	4,085	—	37,207
Net realized gain (loss) on investments in portfolio shares	9,156	(35,193)	(59,276)	14,510	1,446	(16,863)	5,300	(51,409)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,608	74,320	27,013	180,663	12,035	12,745	21,818	48,398
Net increase (decrease) in net assets from operations	$10,617	$36,550	$(36,037)	$175,341	$11,109	$(5,562)	$27,746	$(11,560)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	JANUS HENDERSON VIT (f)* (continued)	LAZARD RETIREMENT SERIES				LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	PERKINS MID CAP VALUE	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH
Changes from operations:
Net investment income (expense)	$(147)	$(2,577)	$(3,774)	$(19,832)	$(2,372)	$(1,444)	$628	$(8,549)
Net realized gain (loss) on investments in portfolio shares	9,156	(35,193)	(59,276)	14,510	1,446	(16,863)	5,300	(51,409)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,608	74,320	27,013	180,663	12,035	12,745	21,818	48,398
Net increase (decrease) in net assets from operations	10,617	36,550	(36,037)	175,341	11,109	(5,562)	27,746	(11,560)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	2,985	3,540	3,489	139	1,024	291	4,252
Contract redemptions	(2,119)	(47,814)	(111,618)	(153,369)	(8,795)	(3,680)	(25,537)	(236,869)
Net transfers	19,413	29,441	(276,954)	241,633	(293)	(88,033)	227,141	(186,287)
Net increase (decrease) in net assets from contract owners' transactions	17,294	(15,388)	(385,032)	91,753	(8,949)	(90,689)	201,895	(418,904)
Net increase (decrease) in net assets	27,911	21,162	(421,069)	267,094	2,160	(96,251)	229,641	(430,464)
Net assets, beginning of period	44,934	240,281	705,261	1,235,789	151,946	177,469	81,161	918,727
Net assets, end of period	$72,845	$261,443	$284,192	$1,502,883	$154,106	$81,218	$310,802	$488,263

The accompanying notes are an integral part of these financial statements.

	LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	CAPITAL STRUCTURE	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE
Investment income:
Income dividends from investments in portfolio shares	$879	$6,790	$40,681	$6,104	$—	$947
Expenses:
Mortality and expense risk fees	251	6,033	37,707	10,615	4,699	2,227
Administrative fees	17	292	3,489	823	164	117
Total expenses	268	6,325	41,196	11,438	4,863	2,344
Net investment income (expense)	611	465	(515)	(5,334)	(4,863)	(1,397)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(914)	23,104	91,134	31,098	(68,158)	2,205
Net realized short-term capital gain distributions from investments in portfolio shares	—	5,069	28,833	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	20,386	8,750	66,915	12,646	10,764
Net realized gain (loss) on investments in portfolio shares	(914)	48,559	128,717	98,013	(55,512)	12,969
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,485	1,583	283,697	84,371	45,694	7,469
Net increase (decrease) in net assets from operations	$2,182	$50,607	$411,899	$177,050	$(14,681)	$19,041

	LEGG MASON PARTNERS INCOME TRUST	LORD ABBETT SERIES FUND		NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	WESTERN ASSET GLOBAL HIGH YIELD BOND	CAPITAL STRUCTURE	GROWTH AND INCOME	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE
Changes from operations:
Net investment income (expense)	$611	$465	$(515)	$(5,334)	$(4,863)	$(1,397)
Net realized gain (loss) on investments in portfolio shares	(914)	48,559	128,717	98,013	(55,512)	12,969
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,485	1,583	283,697	84,371	45,694	7,469
Net increase (decrease) in net assets from operations	2,182	50,607	411,899	177,050	(14,681)	19,041
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,106	19,870	446	606	303
Contract redemptions	(5,131)	(101,264)	(328,653)	(81,793)	(24,577)	(20,984)
Net transfers	—	91,284	109,960	29,237	(227,639)	62,099
Net increase (decrease) in net assets from contract owners' transactions	(5,131)	(8,874)	(198,823)	(52,110)	(251,610)	41,418
Net increase (decrease) in net assets	(2,949)	41,733	213,076	124,940	(266,291)	60,459
Net assets, beginning of period	17,546	380,127	2,812,666	723,057	542,511	150,916
Net assets, end of period	$14,597	$421,860	$3,025,742	$847,997	$276,220	$211,375

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	SHORT DURATION BOND	SOCIALLY RESPONSIVE	POWER MOMENTUM (h)*	POWER DIVIDEND INDEX (i)*	ALL ASSET
Investment income:
Income dividends from investments in portfolio shares	$6,422	$921	$40,451	$59,776	$5,916
Expenses:
Mortality and expense risk fees	9,254	2,864	184,134	83,693	2,958
Administrative fees	478	181	20,788	9,112	308
Total expenses	9,732	3,045	204,922	92,805	3,266
Net investment income (expense)	(3,310)	(2,124)	(164,471)	(33,029)	2,650
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7,869)	39,844	209,781	5,757	(10,528)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	4,728	—	—	—
Net realized gain (loss) on investments in portfolio shares	(7,869)	44,572	209,781	5,757	(10,528)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,047	(29,019)	488,836	(33,744)	32,626
Net increase (decrease) in net assets from operations	$(2,132)	$13,429	$534,146	$(61,016)	$24,748

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)		NORTHERN LIGHTS VARIABLE TRUST		PIMCO VARIABLE INSURANCE TRUST
	SHORT DURATION BOND	SOCIALLY RESPONSIVE	POWER MOMENTUM (h)*	POWER DIVIDEND INDEX (i)*	ALL ASSET
Changes from operations:
Net investment income (expense)	$(3,310)	$(2,124)	$(164,471)	$(33,029)	$2,650
Net realized gain (loss) on investments in portfolio shares	(7,869)	44,572	209,781	5,757	(10,528)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	9,047	(29,019)	488,836	(33,744)	32,626
Net increase (decrease) in net assets from operations	(2,132)	13,429	534,146	(61,016)	24,748
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,152	(1)	125,574	71,362	8,767
Contract redemptions	(87,715)	(122,971)	(1,306,460)	(834,141)	(15,545)
Net transfers	(6,111)	(11,966)	(269,920)	(57,410)	(35,324)
Net increase (decrease) in net assets from contract owners' transactions	(92,674)	(134,938)	(1,450,806)	(820,189)	(42,102)
Net increase (decrease) in net assets	(94,806)	(121,509)	(916,660)	(881,205)	(17,354)
Net assets, beginning of period	619,340	252,917	15,332,723	7,015,071	244,500
Net assets, end of period	$524,534	$131,408	$14,416,063	$6,133,866	$227,146

*  See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM
Investment income:
Income dividends from investments in portfolio shares	$369	$903	$430	$2,507	$37,351	$4,985	$1,510	$30,659	$4,767
Expenses:
Mortality and expense risk fees	431	212	382	2,629	9,032	4,216	1,432	20,267	4,674
Administrative fees	50	25	46	124	1,065	155	122	1,095	134
Total expenses	481	237	428	2,753	10,097	4,371	1,554	21,362	4,808
Net investment income (expense)	(112)	666	2	(246)	27,254	614	(44)	9,297	(41)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(16,668)	(772)	2,344	(720)	21,508	24,327	(2,440)	(27,308)	(189)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	100	—	—	—	—	—	437
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—	953
Net realized gain (loss) on investments in portfolio shares	(16,668)	(772)	2,444	(720)	21,508	24,327	(2,440)	(27,308)	1,201
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,171	1,216	(680)	11,419	28,952	(7,369)	2,192	67,590	950
Net increase (decrease) in net assets from operations	$4,391	$1,110	$1,766	$10,453	$77,714	$17,572	$(292)	$49,579	$2,110

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD	LONG- TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM
Changes from operations:
Net investment income (expense)	$(112)	$666	$2	$(246)	$27,254	$614	$(44)	$9,297	$(41)
Net realized gain (loss) on investments in portfolio shares	(16,668)	(772)	2,444	(720)	21,508	24,327	(2,440)	(27,308)	1,201
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	21,171	1,216	(680)	11,419	28,952	(7,369)	2,192	67,590	950
Net increase (decrease) in net assets from operations	4,391	1,110	1,766	10,453	77,714	17,572	(292)	49,579	2,110
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	612	118	—	42	3,919	3,817	—	5,831	—
Contract redemptions	(13,266)	(1,828)	(32,002)	(8,429)	(24,582)	(68,739)	(20,298)	(220,113)	(14,637)
Net transfers	80	7,510	16,745	(104,083)	668,196	(14,752)	(13,525)	46,378	(25,280)
Net increase (decrease) in net assets from contract owners' transactions	(12,574)	5,800	(15,257)	(112,470)	647,533	(79,674)	(33,823)	(167,904)	(39,917)
Net increase (decrease) in net assets	(8,183)	6,910	(13,491)	(102,017)	725,247	(62,102)	(34,115)	(118,325)	(37,807)
Net assets, beginning of period	39,626	13,159	40,393	193,376	134,535	142,496	130,825	1,358,624	330,346
Net assets, end of period	$31,443	$20,069	$26,902	$91,359	$859,782	$80,394	$96,710	$1,240,299	$292,539

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)	AMUNDI PIONEER VARIABLE INSURANCE TRUST (d)*				AMUNDI PIONEER VARIABLE CONTRACTS TRUST (d)* (continued)
	TOTAL RETURN	DISCIPLINED VALUE (b)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Investment income:
Income dividends from investments in portfolio shares	$69,165	$686	$129	$12,127	$2,076	$4,356	$401	$5,338
Expenses:
Mortality and expense risk fees	61,425	237	2,402	9,472	3,306	1,452	1,210	2,817
Administrative fees	1,437	29	89	457	71	55	90	114
Total expenses	62,862	266	2,491	9,929	3,377	1,507	1,300	2,931
Net investment income (expense)	6,303	420	(2,362)	2,198	(1,301)	2,849	(899)	2,407
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(101,560)	(5,150)	(12,765)	64,546	(6,831)	(933)	1,026	1,240
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,997	—	38,779	32,361	—	5,353	—
Net realized gain (loss) on investments in portfolio shares	(101,560)	(2,153)	(12,765)	103,325	25,530	(933)	6,379	1,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	145,881	882	19,767	8,630	(6,403)	8,939	8,376	5,502
Net increase (decrease) in net assets from operations	$50,624	$(851)	$4,640	$114,153	$17,826	$10,855	$13,856	$9,149

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)	AMUNDI PIONEER VARIABLE INSURANCE TRUST (d)*				AMUNDI PIONEER VARIABLE CONTRACTS TRUST (d)* (continued)
	TOTAL RETURN	DISCIPLINED VALUE (b)*	EMERGING MARKETS	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME
Changes from operations:
Net investment income (expense)	$6,303	$420	$(2,362)	$2,198	$(1,301)	$2,849	$(899)	$2,407
Net realized gain (loss) on investments in portfolio shares	(101,560)	(2,153)	(12,765)	103,325	25,530	(933)	6,379	1,240
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	145,881	882	19,767	8,630	(6,403)	8,939	8,376	5,502
Net increase (decrease) in net assets from operations	50,624	(851)	4,640	114,153	17,826	10,855	13,856	9,149
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	13,674	—	675	7,314	179	(7)	—	770
Contract redemptions	(947,195)	(76)	(6,355)	(87,913)	(24,212)	(4,295)	(10,088)	(39,709)
Net transfers	(930,273)	(47,135)	(5,067)	107,497	122,565	25,450	40,315	107,616
Net increase (decrease) in net assets from contract owners' transactions	(1,863,794)	(47,211)	(10,747)	26,898	98,532	21,148	30,227	68,677
Net increase (decrease) in net assets	(1,813,170)	(48,062)	(6,107)	141,051	116,358	32,003	44,083	77,826
Net assets, beginning of period	3,957,192	48,062	64,093	519,728	154,783	74,145	64,214	106,770
Net assets, end of period	$2,144,022	$—	$57,986	$660,779	$271,141	$106,148	$108,297	$184,596

*  See Footnote 6 for details.
The accompanying notes are an integral part of these financial statements.

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST (c)*
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$1,527	$9,428	$7,496	$4,128	$4,808	$—
Expenses:
Mortality and expense risk fees	3,266	7,851	12,972	13,566	18,213	3,888
Administrative fees	144	468	995	798	1,126	190
Total expenses	3,410	8,319	13,967	14,364	19,339	4,078
Net investment income (expense)	(1,883)	1,109	(6,471)	(10,236)	(14,531)	(4,078)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,921	(9,338)	14,747	(11,414)	(198,304)	(23,259)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	93,200	—	4,472	—	—
Net realized gain (loss) on investments in portfolio shares	2,921	83,862	14,747	(6,942)	(198,304)	(23,259)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	33,176	10,199	83,871	(386)	611,112	37,365
Net increase (decrease) in net assets from operations	$34,214	$95,170	$92,147	$(17,564)	$398,277	$10,028

	ROYCE CAPITAL FUND		THIRD AVENUE VARIABLE SERIES TRUST	VANECK VIP TRUST (c)*
	MICRO-CAP	SMALL-CAP	VALUE	EMERGING MARKETS	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$(1,883)	$1,109	$(6,471)	$(10,236)	$(14,531)	$(4,078)
Net realized gain (loss) on investments in portfolio shares	2,921	83,862	14,747	(6,942)	(198,304)	(23,259)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	33,176	10,199	83,871	(386)	611,112	37,365
Net increase (decrease) in net assets from operations	34,214	95,170	92,147	(17,564)	398,277	10,028
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,549	3,849	7,656	6,964	19,660	1,141
Contract redemptions	(15,903)	(60,638)	(63,969)	(105,086)	(160,008)	(16,903)
Net transfers	(45,391)	(18,267)	106,028	(53,036)	(383)	(10,415)
Net increase (decrease) in net assets from contract owners' transactions	(52,745)	(75,056)	49,715	(151,158)	(140,731)	(26,177)
Net increase (decrease) in net assets	(18,531)	20,114	141,862	(168,722)	257,546	(16,149)
Net assets, beginning of period	208,310	558,077	939,329	909,257	1,021,973	225,140
Net assets, end of period	$189,779	$578,191	$1,081,191	$740,535	$1,279,519	$208,991

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Statements of Operations – Continued

For the Year Ended December 31, 2016

	WELLS FARGO VT FUNDS
	DISCOVERY	OPPORTUNITY	TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$31,976	$1,285,939
Expenses:
Mortality and expense risk fees	27,318	22,035	1,922,382
Administrative fees	2,585	1,884	158,748
Total expenses	29,903	23,919	2,081,130
Net investment income (expense)	(29,903)	8,057	(795,191)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	70,735	118,318	1,874,695
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	208,096
Net realized long-term capital gain distributions from investments in portfolio shares	152,942	158,753	3,884,344
Net realized gain (loss) on investments in portfolio shares	223,677	277,071	5,967,135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,257)	(125,715)	1,535,616
Net increase (decrease) in net assets from operations	$114,517	$159,413	$6,707,560

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	WELLS FARGO VT FUNDS
	DISCOVERY	OPPORTUNITY	TOTAL
Changes from operations:
Net investment income (expense)	$(29,903)	$8,057	$(795,191)
Net realized gain (loss) on investments in portfolio shares	223,677	277,071	5,967,135
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(79,257)	(125,715)	1,535,616
Net increase (decrease) in net assets from operations	114,517	159,413	6,707,560
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,806	10,786	1,008,133
Contract redemptions	(199,019)	(289,713)	(19,035,837)
Net transfers	(11,770)	69,180	(271,222)
Net increase (decrease) in net assets from contract owners' transactions	(201,983)	(209,747)	(18,298,926)
Net increase (decrease) in net assets	(87,466)	(50,334)	(11,591,366)
Net assets, beginning of period	2,203,739	1,677,377	144,758,690
Net assets, end of period	$2,116,273	$1,627,043	$133,167,324

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements

Years Ended December 31, 2017 and 2016

(1)  Background and Summary of Significant Accounting Policies

(a) ORGANIZATION AND NATURE OF OPERATIONS

Jefferson National Life Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code. Account E is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board's Accounting Standards Codification ("ASC") Topic 946, Financial Services-Investment Companies.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser was 100% owned by JNFC. As of March 1, 2017, JNF was no longer the adviser to the Northern Lights JNF portfolios.

(b) THE CONTRACTS

The following variable account investment options are available with only certain variable annuities offered through Account E:

AB VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMUNDI PIONEER ASSET MANAGEMENT

PIONEER VARIABLE CONTRACTS TRUST

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

COLUMBIA FUNDS VARIABLE SERIES TRUST

Seligman Global Technology Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Portfolio

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex  NASDAQ-100® Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex  S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex  Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Core Equity Fund Series I

Diversified Dividend Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund Series I

High Yield Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

JANUS HENDERSON VIT FUNDS – INSTITUTIONAL

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

Research Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid-Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

NORTHERN LIGHTS VARIABLE TRUST

Power Dividend Index Portfolio

Power Momentum Portfolio

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)

All Asset Portfolio

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

High Yield Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

VAN ECK VIP TRUST

Emerging Markets Fund

Global Hard Assets Fund

Unconstrained Emerging Market Bond Fund

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

Any subaccounts not included on the Statement of Asset and Liabilities but listed within Footnote (1)(b) are available investment options but, as of December 31, 2017, policyholders were not invested in the fund.

The following subaccounts are no longer available to new investors:

THE ALGER PORTFOLIOS

Small Cap Growth Portfolio

GUGGENHEIM VARIABLE INSURANCE FUNDS

U.S. Government Money Market Fund

INVESCO VARIABLE INSURANCE FUNDS

Value Opportunities Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Socially Responsive Portfolio

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchases payments for fixed dollar benefits, the latter being include in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed accounts as instructed by the contract owner. Shares of the sub-accounts are purchases at the net asset value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

Investments in underlying mutual fund shares are valued at closing net asset value per share of the respective portfolios at the end of each New York Stock Exchange business day. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Investment share transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in the underlying mutual funds.

(d) FEDERAL INCOME TAXES

Operations of Account E form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within Account E. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. Account E is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014.

(e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting during the reporting period. Actual results could differ from those estimates.

(f) CALCULATION OF ANNUITY RESERVES

At each financial reporting date, the separate account financials statements includes an aggregate amount of net assets allocated to

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

future contract benefits for the contract in the payout (annuitization) period. The payout (annuitization) period beings when amounts accumulated under the contract (the contract value) are applied according the payment method selected by the contract owner.

Annuity reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into Account E by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. Account E has determined there is no impact on its financial statements.

(h) SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Purchase payments line in the accompanying Statements of Changes in Net Assets. Breakage for the year ended December 31, 2017 resulted in an expense of $489 and income of $905 for the year ended December 31, 2016.

(2)  Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a total daily charge, from the total investments of Account E, at per annum rates ranging from 1.25 percent to 1.80 percent. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The administrative expense charge per annum ranges from 0 percent to .15 percent. For contracts with optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit and guaranteed minimum withdrawal benefit) an additional per annum fee ranging from .35 percent to 1.10 percent is added to the base percentage. The total fees were $1,885,516 and $1,922,382 for the years ended December 31, 2017 and 2016, respectively. The administrative expenses were $161,812 and $158,748 for the years ended December 31, 2017 and 2016, respectively.

Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies by product and ranges up to 9 percent based upon the number of years the contract has been held. In addition, the Company deducts units from certain individual contracts annually and upon full surrender to cover an administrative fee of $30, except for Advantage Plus and Advantage Strategy contracts which this fee is $60, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners' Equity. Sales and administrative charges were $121,069 and $137,546 for the years ended December 31, 2017 and 2016, respectively.

(3)  Financial Instruments and Fair Value

Account E values all investments at fair value. values all investments at fair value. GAAP, under FASB ASC 820, Fair Value Measurement and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Account E generally uses the market approach as the valuation technique for the nature of the mutual fund investments offered in Account E. This technique maximizes the use of observable input and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, Account E categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lower priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within difference levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instruments in its entirety is broken down into three levels based on the observability of inputs as follows:

•  Level 1 –  Unadjusted quoted prices accessible in active markets and mutual funds where the value per share is determined and published and is the basis for current transaction for identical assets or liabilities at the measurement date.

•  Level 2 –  Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation of other means.

•  Level 3 –  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

fair value measurement. Inputs reflect management's best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table presents the assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total as of 12/31/2017	Level 1	Level 2	Level 3
Separate Account Investments	$139,233,804	$139,233,804	$—	$—

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 are

Description	Cost of Purchases	Proceeds from Sales
AB Growth and Income Class A	$300,348	$241,575
Alger Capital Appreciation Class I-2	1,099,973	1,560,690
Alger Large Cap Growth Class I-2	930,867	1,116,840
Alger Mid Cap Growth	66,154	248,732
Alger Small Cap Growth	2,645	244,437
American Century VP Balanced – Class I	97,930	52,132
American Century VP Income & Growth I	90,396	303,367
American Century VP Inflation Protection Class II	74,464	24,243
American Century VP International I	52,320	143,454
American Century VP Large Company Value I	6,605	20,804
American Century VP Ultra I	444,043	452,201
American Century VP Value I	209,187	730,627
CVP Seligman Global Technology – Class 2	482,261	123,348
Dreyfus International Value	65,167	120,927
Dreyfus Small Cap Stock Index Fund – Serv	107,895	128,989
Dreyfus Stock Index	1,036,606	2,595,628
Dreyfus Sustainable U.S. Equity	144,432	411,193
Federated High Income Bond II	70,732	143,650
Federated Kaufmann II	61,596	6,663
Federated Managed Volatility II	19,137	140,571
Guggenheim CLS AdvisorOne Diversified Equity	—	46,300
Guggenheim CLS AdvisorOne Growth and Income	1,961	24,567
Guggenheim Long Short Equity	301,283	14,689
Guggenheim Multi-Hedge Strategies	125	578
Guggenheim Rydex Banking	204,805	238,835
Guggenheim Rydex Basic Materials	203,483	319,375
Guggenheim Rydex Biotechnology	268,703	379,056
Guggenheim Rydex Commodities Strategy	1,391	1,506
Guggenheim Rydex Consumer Products	23,380	390,492
Guggenheim Rydex Dow 2X Strategy	189,442	237,870
Guggenheim Rydex Electronics	33,159	19,692
Guggenheim Rydex Energy	85,931	609,530
Guggenheim Rydex Energy Services	340,386	55,809
Guggenheim Rydex Europe 1.25X Strategy	139,125	31,692
Guggenheim Rydex Financial Services	160,794	152,725
Guggenheim Rydex Gov't Long Bond 1.2X Strtgy	389,007	420,451
Guggenheim Rydex Health Care	467,587	437,376
Guggenheim Rydex Internet	33,042	15,298
Guggenheim Rydex Inverse Dow 2X Strategy	50,023	61,559
Guggenheim Rydex Inverse Gov't Long Bond Strtgy	7	1,673
Description	Cost of Purchases	Proceeds from Sales
Guggenheim Rydex Inverse Mid-Cap Strategy	$—	$23
Guggenheim Rydex Inverse NASDAQ-100 Strategy	558	6,242
Guggenheim Rydex Inverse Russell 2000 Strategy	2,019	2,154
Guggenheim Rydex Inverse S&P 500 Strategy	14,327	59,170
Guggenheim Rydex Japan 2X Strategy	84,713	92,097
Guggenheim Rydex Leisure	15,062	14,972
Guggenheim Rydex Mid-Cap 1.5X Strategy	513,123	410,869
Guggenheim Rydex NASDAQ-100	1,854,870	1,968,697
Guggenheim Rydex NASDAQ-100 2X Strategy	804,049	713,945
Guggenheim Rydex Nova	341,442	312,915
Guggenheim Rydex Precious Metals	101,752	330,403
Guggenheim Rydex Real Estate	62,775	84,191
Guggenheim Rydex Retailing	231,088	5,242
Guggenheim Rydex Russell 2000 1.5X Strategy	281,164	493,487
Guggenheim Rydex Russell 2000 2X Strategy	34,978	53,898
Guggenheim Rydex S&P 500 2X Strategy	4,437,865	4,305,865
Guggenheim Rydex S&P 500 Pure Growth	1,513,566	1,299,711
Guggenheim Rydex S&P 500 Pure Value	411,305	219,914
Guggenheim Rydex S&P MidCap 400 Pure Growth	200,845	213,476
Guggenheim Rydex S&P MidCap 400 Pure Value	31,985	324,556
Guggenheim Rydex S&P SmallCap 600 Pure Growth	99,345	165,299
Guggenheim Rydex S&P SmallCap 600 Pure Value	51,232	265,471
Guggenheim Rydex Strengthening Dollar 2X Strategy	10	220
Guggenheim Rydex Technology	208,895	105,451
Guggenheim Rydex Telecommunications	60,907	87,674
Guggenheim Rydex Transportation	39,896	39,183
Guggenheim Rydex US Government Money Market	110	532,327
Guggenheim Rydex Utilities	81,836	191,439
Guggenheim Rydex Weakening Dollar 2X Strategy	314	770
Invesco V.I. Core Equity I	28,805	24,579
Invesco V.I. Diversified Dividend I	181,276	403,054
Invesco V.I. Global Health Care I	15,232	32,431
Invesco V.I. Global Real Estate I	35,283	103,587
Invesco V.I. Government Money Market I	8,455,462	9,055,028
Invesco V.I. High Yield I	243,411	656,009
Invesco V.I. Mid Cap Core Equity II	11,272	12,985
Invesco V.I. Technology I	51,202	20,219
Invesco V.I. Value Opportunities II	13	70,790
Janus Henderson Balanced – Inst	440,663	108,719
Janus Henderson Enterprise – Inst	624,123	789,320
Janus Henderson Forty – Inst	59,117	21,146
Janus Henderson Global Research – Inst	105,630	1,081,650
Janus Henderson Overseas – Inst	214,261	291,422
Janus Henderson Perkins Mid Cap Value – Inst	6,432	3,575
Janus Henderson Research – Inst	160,721	795,398
Lazard Retirement Emerging Markets Equity	824,190	643,418
Lazard Retirement International Equity	85,585	130,085
Lazard Retirement US Small-Mid Cap Equity	391,891	649,719
Lazard Retirement US Strategic Equity	36,888	8,342
LMCBV Aggressive Growth I	16,632	47,123
LMCBV Dividend Strategy I	58,365	253,692
LMCBV Large Cap Growth I	200,034	135,522
LMWAV Global High Yield Bond I	986	1,921
Lord Abbett Calibrated Dividend Growth	37,199	36,198
Lord Abbett Growth and Income	379,303	648,040

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

Description	Cost of Purchases	Proceeds from Sales
Neuberger Berman AMT Large Cap Value I	$24,296	$209,853
Neuberger Berman AMT Mid Cap Growth Class I	39,412	113,072
Neuberger Berman AMT Mid Cap Intrinsic Value I	63,035	82,424
Neuberger Berman AMT Short Duration Bond	47,644	131,383
Neuberger Berman AMT Socially Responsive Class I	16,391	51,488
Ntrn Lts Power Dividend Index	138,374	1,082,936
Ntrn Lts Power Momentum	320,388	2,223,825
PIMCO VIT All Asset – Admin	109,708	70,473
PIMCO VIT CommodityRealReturn Strategy – Admin	3,207	10,385
PIMCO VIT Emerging Markets Bond – Admin	1,388	2,235
PIMCO VIT Foreign Bond (US Dollar Hedged) – Admin	531	16,564
PIMCO VIT Global Bond Unhedged – Admin	58,565	53,481
PIMCO VIT High Yield – Admin	34,448	844,114
PIMCO VIT Long Term US Government – Admin	432,903	264,659
PIMCO VIT Low Duration – Admin	30,664	21,477
PIMCO VIT Real Return – Admin	81,816	171,749
PIMCO VIT Short-Term – Admin	33,804	21,079
PIMCO VIT Total Return – Admin	197,585	526,599
Pioneer Emerging Markets Class II	6,364	79,861
Pioneer Equity Income VCT Class II	126,232	215,920
Pioneer Fund VCT Class II	101,955	163,800
Pioneer High Yield VCT Class II	9,830	53,195
Pioneer Mid Cap Value VCT Class II	16,434	51,272
Pioneer Strategic Income VCT Class II	156,019	37,670
Royce Micro-Cap	20,720	73,465
Royce Small-Cap	15,000	49,100
Third Avenue Variable Annuity Trust Value	106,824	334,979
VanEck VIP Emerging Markets	30,914	113,357
VanEck VIP Global Hard Assets	30,918	300,182
VanEck VIP Unconstrained Emerging Markets Bond	172,439	188,720
Wells Fargo VT Discovery	145,280	541,031
Wells Fargo VT Opportunity	241,189	353,927

(4)  Financial Highlights

The following tabular presentation is a summary of units, unit values, contract owners' equity outstanding and contract expense rates, investment income ratios and total returns for each of the periods in the five-year period ended December 31, 2017 for each fund in Account E. Account E includes a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's accounts balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period and is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable fund.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the annualized mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio
December 31, 2017	107	$2.46	$24.43	1.40%	3.00%	$510	15.43%	17.14%	1.47%
December 31, 2016	119	2.10	20.89	1.40%	3.00%	421	8.05%	9.95%	1.01%
December 31, 2015	129	1.91	19.08	1.40%	3.00%	382	-1.34%	0.07%	1.38%
December 31, 2014	160	1.91	19.07	1.40%	3.00%	448	6.59%	7.91%	1.18%
December 31, 2013	254	1.77	17.68	1.40%	3.00%	821	31.79%	33.13%	1.29%

The Alger Portfolios:

Capital Appreciation Portfolio
December 31, 2017	739	3.96	53.53	1.40%	3.00%	8,287	27.24%	31.13%	0.16%
December 31, 2016	817	3.02	41.51	1.40%	3.00%	7,113	-2.49%	0.33%	0.18%
December 31, 2015	892	3.01	41.99	1.40%	3.00%	8,052	3.06%	6.36%	0.08%
December 31, 2014	998	2.83	40.20	1.40%	3.00%	8,809	10.74%	13.65%	0.09%
December 31, 2013	1,095	2.49	35.88	1.40%	3.00%	8,434	32.01%	35.33%	0.36%
Large Cap Growth Portfolio
December 31, 2017	929	2.40	27.49	1.40%	3.00%	4,041	24.71%	28.34%	0.00%
December 31, 2016	1,033	1.87	21.75	1.40%	3.00%	3,590	-3.78%	-0.53%	0.00%
December 31, 2015	1,171	1.88	22.30	1.40%	3.00%	4,155	-1.26%	1.62%	0.00%
December 31, 2014	1,308	1.85	22.28	1.40%	3.00%	4,740	8.00%	10.78%	0.15%
December 31, 2013	1,467	1.67	20.39	1.40%	3.00%	4,770	31.89%	35.77%	0.80%
Mid Cap Growth Portfolio
December 31, 2017	442	2.76	36.10	1.40%	10.29%	2,312	25.93%	29.58%	0.00%
December 31, 2016	476	2.13	28.28	1.40%	10.74%	1,984	-1.97%	0.95%	0.00%
December 31, 2015	536	2.11	28.47	1.40%	9.37%	2,279	-4.50%	-1.40%	0.00%
December 31, 2014	606	2.14	29.40	1.40%	10.60%	2,702	5.18%	8.08%	0.00%
December 31, 2013	676	1.98	27.64	1.40%	29.20%	2,834	32.57%	35.62%	0.33%
Small Cap Growth Portfolio
December 31, 2017	344	3.36	28.48	1.40%	3.00%	1,398	24.91%	28.79%	0.00%
December 31, 2016	415	2.64	22.57	1.40%	3.00%	1,300	3.11%	6.02%	0.00%
December 31, 2015	491	2.49	21.67	1.40%	3.00%	1,444	-6.17%	-3.11%	0.00%
December 31, 2014	545	2.57	22.87	1.40%	3.00%	1,678	-2.25%	0.39%	0.00%
December 31, 2013	636	2.56	23.20	1.40%	3.00%	2,010	31.06%	34.03%	0.00%

American Century Variable Portfolios, Inc.:

Balanced Fund
December 31, 2017	27	16.47	19.09	1.40%	3.00%	511	10.54%	12.29%	1.54%
December 31, 2016	26	14.90	17.00	1.40%	3.00%	430	3.83%	5.52%	1.60%
December 31, 2015	24	14.35	16.11	1.40%	3.00%	384	-5.47%	-3.94%	1.71%
December 31, 2014	29	15.18	16.77	1.40%	3.00%	468	6.98%	8.33%	1.49%
December 31, 2013	43	14.19	15.48	1.40%	3.00%	659	14.62%	15.78%	1.57%
Income & Growth Fund
December 31, 2017	308	2.38	26.29	1.40%	3.00%	1,067	16.92%	20.43%	2.30%
December 31, 2016	362	2.00	22.18	1.40%	3.00%	1,133	10.12%	13.53%	2.38%
December 31, 2015	386	1.79	19.87	1.40%	3.00%	994	-8.37%	-5.48%	2.00%
December 31, 2014	454	1.92	21.40	1.40%	3.00%	1,845	9.47%	12.31%	2.05%
December 31, 2013	506	1.73	19.32	1.40%	3.00%	1,790	32.64%	36.36%	2.23%
Inflation Protection Fund
December 31, 2017	22	11.59	13.57	1.40%	3.00%	286	0.61%	2.26%	2.67%
December 31, 2016	18	11.52	13.27	1.40%	3.00%	233	1.32%	2.95%	1.94%
December 31, 2015	25	11.37	12.89	1.40%	3.00%	317	-5.33%	-3.81%	2.56%
December 31, 2014	23	12.01	13.40	1.40%	3.00%	307	0.50%	1.82%	1.32%
December 31, 2013	25	11.95	13.16	1.40%	3.00%	323	-10.65%	-9.74%	1.60%
International Fund
December 31, 2017	179	2.18	20.01	1.40%	3.00%	526	27.34%	31.33%	0.93%
December 31, 2016	197	1.66	15.50	1.40%	3.00%	480	-8.25%	-5.14%	1.08%
December 31, 2015	214	1.75	16.67	1.40%	3.00%	572	-2.24%	0.57%	0.38%
December 31, 2014	269	1.74	16.82	1.40%	3.00%	724	-8.01%	-5.43%	2.02%
December 31, 2013	308	1.84	18.13	1.40%	3.00%	1,292	19.49%	21.85%	1.58%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
American Century Variable Portfolios, Inc.: (continued)
Large Company Value Fund
December 31, 2017	6	$12.85	$14.61	1.40%	3.00%	$83	7.80%	9.60%	1.76%
December 31, 2016	7	11.92	13.33	1.40%	3.00%	95	11.82%	13.64%	2.20%
December 31, 2015	4	10.66	11.73	1.40%	3.00%	48	-6.74%	-5.25%	1.50%
December 31, 2014	5	11.43	12.38	1.40%	3.00%	57	9.80%	11.33%	1.55%
December 31, 2013	12	10.41	11.12	1.40%	3.00%	137	28.26%	29.45%	1.64%
Ultra Fund
December 31, 2017	2	20.53	23.33	1.40%	3.00%	49	28.31%	30.41%	0.17%
December 31, 2016	2	16.00	17.89	1.40%	3.00%	41	1.39%	2.99%	0.37%
December 31, 2015	3	15.78	17.37	1.40%	3.00%	57	3.07%	4.76%	0.40%
December 31, 2014	2	15.31	16.58	1.40%	3.00%	33	7.06%	8.51%	0.37%
December 31, 2013	2	14.30	15.28	1.40%	3.00%	29	33.89%	35.10%	0.24%
Value Fund
December 31, 2017	479	3.46	33.77	1.40%	3.00%	2,726	5.58%	8.46%	1.63%
December 31, 2016	545	3.19	31.57	1.40%	3.00%	3,064	16.93%	20.83%	1.78%
December 31, 2015	592	2.64	26.64	1.40%	3.00%	2,482	-6.73%	-4.00%	2.10%
December 31, 2014	670	2.75	28.17	1.40%	3.00%	3,270	10.08%	13.17%	1.55%
December 31, 2013	730	2.43	25.30	1.40%	3.00%	3,218	28.60%	31.35%	1.62%

Amundi Pioneer Asset Management:

Pioneer Variable Contracts Trust:

Equity Income Portfolio
December 31, 2017	141	2.49	26.75	1.40%	3.00%	596	11.78%	15.44%	1.46%
December 31, 2016	162	2.19	23.69	1.40%	3.00%	661	15.97%	19.25%	1.87%
December 31, 2015	166	1.86	20.22	1.40%	3.00%	520	-2.72%	0.42%	1.84%
December 31, 2014	177	1.88	20.58	1.40%	3.00%	553	9.76%	12.80%	2.61%
December 31, 2013	236	1.69	18.60	1.40%	3.00%	666	25.78%	28.66%	2.24%
Fund Portfolio
December 31, 2017	46	1.95	22.44	1.40%	3.00%	220	17.80%	21.40%	0.95%
December 31, 2016	47	1.63	18.79	1.40%	3.00%	271	6.35%	9.69%	1.07%
December 31, 2015	37	1.50	17.46	1.40%	3.00%	155	-3.31%	-0.51%	0.82%
December 31, 2014	37	1.53	17.88	1.40%	3.00%	176	7.86%	10.67%	0.87%
December 31, 2013	64	1.40	16.44	1.40%	3.00%	201	29.85%	32.84%	0.95%
High Yield Portfolio
December 31, 2017	4	15.54	18.01	1.40%	3.00%	65	3.88%	5.51%	4.35%
December 31, 2016	6	14.96	17.07	1.40%	3.00%	106	10.41%	12.16%	4.63%
December 31, 2015	5	13.55	15.22	1.40%	3.00%	74	-7.13%	-5.58%	4.50%
December 31, 2014	5	14.59	16.12	1.40%	3.00%	86	-2.93%	-1.65%	4.48%
December 31, 2013	6	15.03	16.39	1.40%	3.00%	92	9.15%	10.22%	5.00%
Mid Cap Value Portfolio
December 31, 2017	4	17.97	20.84	1.40%	3.00%	76	9.51%	11.32%	0.65%
December 31, 2016	6	16.41	18.72	1.40%	3.00%	108	12.78%	14.64%	0.47%
December 31, 2015	4	14.55	16.33	1.40%	3.00%	64	-9.12%	-7.69%	1.46%
December 31, 2014	22	16.01	17.69	1.40%	3.00%	376	11.80%	13.25%	0.85%
December 31, 2013	4	14.32	15.62	1.40%	3.00%	61	29.59%	30.93%	0.65%
Strategic Income Portfolio
December 31, 2017	20	13.38	15.28	1.40%	3.00%	305	1.67%	3.31%	3.35%
December 31, 2016	13	13.16	14.79	1.40%	3.00%	185	4.11%	5.79%	3.28%
December 31, 2015	8	12.64	13.98	1.40%	3.00%	107	-4.46%	-2.85%	2.99%
December 31, 2014	57	13.23	14.39	1.40%	3.00%	785	0.99%	2.20%	3.42%
December 31, 2013	35	13.10	14.08	1.40%	3.00%	481	-1.50%	-0.42%	4.06%

Columbia Funds Variable Series Trust:

Seligman Global Technology Portfolio
December 31, 2017	436	1.80	38.28	1.40%	3.00%	1,206	30.97%	34.72%	0.00%
December 31, 2016	410	1.36	28.83	1.40%	3.00%	840	15.48%	19.01%	0.00%
December 31, 2015	465	1.15	24.61	1.40%	3.00%	1,006	6.59%	10.00%	0.00%
December 31, 2014	562	1.07	22.77	1.40%	3.00%	1,067	21.75%	25.00%	0.00%
December 31, 2013	581	0.86	18.50	1.40%	3.00%	914	22.54%	25.71%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
The Dreyfus Investment Portfolios
Small Cap Stock Index Portfolio
December 31, 2017	15	$24.60	$28.52	1.40%	3.00%	$407	9.09%	10.84%	0.66%
December 31, 2016	16	22.55	25.73	1.40%	3.00%	402	22.02%	24.00%	0.76%
December 31, 2015	10	18.48	20.75	1.40%	3.00%	198	-5.23%	-3.71%	0.74%
December 31, 2014	15	19.50	21.55	1.40%	3.00%	328	2.31%	3.66%	0.60%
December 31, 2013	16	19.06	20.79	1.40%	3.00%	326	37.40%	38.79%	1.09%

The Dreyfus Sustainable U.S. Equity, Inc.

December 31, 2017	400	2.23	22.18	1.40%	7.75%	1,554	17.94%	21.16%	1.29%
December 31, 2016	504	1.94	19.54	1.40%	7.18%	1,726	7.15%	10.23%	1.32%
December 31, 2015	580	1.76	17.98	1.40%	6.08%	1,925	-6.09%	-2.76%	1.05%
December 31, 2014	609	1.81	18.91	1.40%	4.93%	2,122	10.43%	13.13%	1.03%
December 31, 2013	643	1.60	16.98	1.40%	4.88%	1,974	31.16%	34.45%	1.23%

Dreyfus Stock Index Fund

December 31, 2017	2,490	2.92	27.44	1.40%	3.00%	14,670	9.09%	10.84%	1.69%
December 31, 2016	2,869	2.41	22.95	1.40%	3.00%	14,031	8.42%	12.09%	2.03%
December 31, 2015	3,171	2.15	20.89	1.40%	3.00%	13,440	-1.89%	0.94%	1.80%
December 31, 2014	3,545	2.13	21.00	1.40%	3.00%	15,471	10.41%	13.30%	1.74%
December 31, 2013	3,897	1.88	18.80	1.40%	3.00%	14,863	28.89%	32.39%	1.81%

Dreyfus Variable Investment Fund:

International Value Portfolio
December 31, 2017	233	1.71	16.99	1.40%	3.00%	556	24.66%	27.95%	1.47%
December 31, 2016	272	1.35	13.44	1.40%	3.00%	491	-4.30%	-1.23%	2.03%
December 31, 2015	292	1.39	13.87	1.40%	3.00%	545	-5.63%	-2.98%	2.29%
December 31, 2014	312	1.45	14.49	1.40%	3.00%	611	-11.70%	-9.19%	1.72%
December 31, 2013	353	1.62	16.23	1.40%	3.00%	756	20.00%	23.33%	2.15%

Federated Insurance Series:

High Income Bond Fund II
December 31, 2017	159	3.27	23.52	1.40%	3.00%	1,013	3.79%	7.10%	6.70%
December 31, 2016	185	3.10	22.36	1.40%	3.00%	1,085	11.44%	14.81%	6.31%
December 31, 2015	197	2.70	19.80	1.40%	3.00%	1,063	-5.49%	-2.53%	5.64%
December 31, 2014	206	2.77	20.66	1.40%	3.00%	1,167	0.00%	2.59%	5.99%
December 31, 2013	224	2.70	20.43	1.40%	3.00%	1,280	4.41%	7.14%	7.00%
Kaufmann Fund II
December 31, 2017	9	18.28	20.88	1.40%	3.00%	196	24.18%	26.24%	0.00%
December 31, 2016	7	14.72	16.54	1.40%	3.00%	115	0.34%	1.97%	0.00%
December 31, 2015	8	14.67	16.22	1.40%	3.00%	126	3.02%	4.65%	0.00%
December 31, 2014	8	14.24	15.50	1.40%	3.00%	126	6.51%	7.94%	0.00%
December 31, 2013	9	13.37	14.36	1.40%	3.00%	124	36.42%	37.68%	0.00%
Managed Volatility Fund II
December 31, 2017	107	2.38	22.93	1.40%	3.00%	375	14.60%	18.41%	4.58%
December 31, 2016	156	2.01	19.73	1.40%	3.00%	447	4.54%	7.49%	5.35%
December 31, 2015	206	1.87	18.67	1.40%	3.00%	552	-10.29%	-7.43%	4.93%
December 31, 2014	224	2.02	20.61	1.40%	3.00%	805	1.11%	3.59%	3.44%
December 31, 2013	249	1.95	20.21	1.40%	3.00%	904	18.88%	21.88%	2.64%

Guggenheim Variable Insurance Funds:

Long Short Equity Fund
December 31, 2017	50	2.05	20.28	1.40%	3.00%	353	11.45%	13.26%	0.33%
December 31, 2016	11	1.81	17.95	1.40%	3.00%	61	-2.30%	-0.55%	0.00%
December 31, 2015	18	1.82	18.13	1.40%	3.00%	80	-1.73%	0.00%	0.00%
December 31, 2014	17	1.82	18.20	1.40%	3.00%	91	0.08%	1.22%	0.00%
December 31, 2013	17	1.80	17.98	1.40%	3.00%	87	14.69%	16.13%	0.00%
Multi-Hedge Strategies Fund
December 31, 2017	—	7.86	9.04	1.40%	3.00%	1	0.64%	2.26%	0.00%
December 31, 2016	—	7.81	8.84	1.40%	3.00%	2	-3.46%	-1.89%	0.10%
December 31, 2015	—	8.09	9.01	1.40%	3.00%	3	-1.10%	0.45%	0.64%
December 31, 2014	—	8.18	8.97	1.40%	3.00%	3	1.87%	3.22%	0.00%
December 31, 2013	1	8.03	8.69	1.40%	3.00%	6	-0.74%	0.23%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Guggenheim Variable Insurance Funds: (continued)
Rydex Banking Fund
December 31, 2017	40	$7.34	$10.66	1.40%	3.00%	$341	9.23%	10.98%	0.24%
December 31, 2016	46	6.72	9.61	1.40%	3.00%	351	23.53%	25.45%	0.66%
December 31, 2015	3	5.44	7.66	1.40%	3.00%	21	-7.64%	-6.13%	0.19%
December 31, 2014	4	5.89	8.16	1.40%	3.00%	30	0.51%	2.02%	0.84%
December 31, 2013	5	5.86	8.00	1.40%	3.00%	33	26.18%	27.47%	0.37%
Rydex Basic Materials Fund
December 31, 2017	12	19.50	23.54	1.40%	3.00%	278	17.82%	19.80%	0.57%
December 31, 2016	18	16.55	19.65	1.40%	3.00%	342	27.01%	29.11%	0.00%
December 31, 2015	4	13.03	15.23	1.40%	3.00%	64	-19.72%	-18.47%	0.00%
December 31, 2014	7	16.23	18.68	1.40%	3.00%	129	-4.47%	-3.15%	4.62%
December 31, 2013	11	16.99	19.29	1.40%	3.00%	194	-1.11%	-0.16%	1.04%
Rydex Biotechnology Fund
December 31, 2017	17	27.49	34.55	1.40%	3.00%	514	25.63%	27.63%	0.00%
December 31, 2016	20	21.54	27.07	1.40%	3.00%	488	-22.04%	-20.75%	0.00%
December 31, 2015	34	27.18	34.17	1.40%	3.00%	1,080	5.28%	6.98%	0.00%
December 31, 2014	55	25.41	31.94	1.40%	3.00%	1,680	29.15%	30.85%	0.00%
December 31, 2013	60	19.42	24.41	1.40%	3.00%	1,422	50.54%	52.09%	0.00%
Rydex Commodities Strategy Fund
December 31, 2017	8	2.09	2.42	1.40%	3.00%	20	0.97%	3.06%	0.00%
December 31, 2016	8	2.07	2.35	1.40%	3.00%	19	7.25%	9.30%	0.00%
December 31, 2015	9	1.93	2.15	1.40%	3.00%	18	-35.76%	-34.85%	0.00%
December 31, 2014	13	3.00	3.30	1.40%	3.00%	44	-35.76%	-34.91%	0.00%
December 31, 2013	15	4.67	5.07	1.40%	3.00%	78	-5.47%	-4.52%	0.00%
Rydex Consumer Products Fund
December 31, 2017	7	23.05	33.21	1.40%	3.00%	217	8.27%	9.99%	0.90%
December 31, 2016	22	21.29	30.20	1.40%	3.00%	555	2.31%	3.94%	0.71%
December 31, 2015	9	20.81	29.05	1.40%	3.00%	244	3.07%	4.76%	0.58%
December 31, 2014	9	20.19	27.73	1.40%	3.00%	231	9.61%	11.05%	0.36%
December 31, 2013	41	18.42	24.97	1.40%	3.00%	834	25.22%	26.50%	2.24%
Rydex Dow 2X Strategy Fund
December 31, 2017	16	33.67	39.32	1.40%	3.00%	613	53.88%	56.34%	0.05%
December 31, 2016	18	21.88	25.15	1.40%	3.00%	449	26.84%	28.91%	0.00%
December 31, 2015	29	17.25	19.51	1.40%	3.00%	537	-7.06%	-5.51%	0.00%
December 31, 2014	32	18.56	20.66	1.40%	3.00%	644	13.73%	15.16%	0.00%
December 31, 2013	58	16.32	17.94	1.40%	3.00%	997	58.75%	60.47%	0.00%
Rydex Electronics Fund
December 31, 2017	14	10.26	17.35	1.40%	3.00%	208	27.21%	29.28%	0.00%
December 31, 2016	13	7.94	13.42	1.40%	3.00%	146	20.73%	22.72%	0.00%
December 31, 2015	10	6.47	10.95	1.40%	3.00%	93	-0.92%	0.74%	0.00%
December 31, 2014	12	6.43	10.87	1.40%	3.00%	108	20.40%	22.01%	0.00%
December 31, 2013	10	5.27	8.91	1.40%	3.00%	71	31.97%	33.18%	0.47%
Rydex Energy Fund
December 31, 2017	34	13.17	15.42	1.40%	3.00%	503	-9.05%	-7.52%	0.42%
December 31, 2016	72	14.48	16.69	1.40%	3.00%	1,154	27.46%	29.56%	0.86%
December 31, 2015	32	11.36	12.88	1.40%	3.00%	409	-32.26%	-31.20%	0.45%
December 31, 2014	38	16.77	18.72	1.40%	3.00%	701	-20.82%	-19.76%	0.09%
December 31, 2013	47	21.18	23.33	1.40%	3.00%	1,072	20.55%	21.77%	0.21%
Rydex Energy Services Fund
December 31, 2017	44	7.65	10.76	1.40%	3.00%	454	-21.05%	-19.73%	0.00%
December 31, 2016	17	9.53	13.42	1.40%	3.00%	207	19.51%	21.40%	0.93%
December 31, 2015	21	7.85	11.05	1.40%	3.00%	212	-33.74%	-32.62%	0.39%
December 31, 2014	24	11.66	16.40	1.40%	3.00%	357	-31.21%	-30.30%	0.00%
December 31, 2013	41	16.73	23.54	1.40%	3.00%	913	20.94%	22.21%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Guggenheim Variable Insurance Funds: (continued)
Rydex Europe 1.25X Strategy Fund
December 31, 2017	27	$9.20	$11.34	1.40%	3.00%	$293	24.83%	26.86%	0.89%
December 31, 2016	17	7.37	8.94	1.40%	3.00%	137	-8.33%	-6.88%	1.55%
December 31, 2015	22	8.04	9.60	1.40%	3.00%	198	-9.97%	-8.48%	1.22%
December 31, 2014	30	8.93	10.49	1.40%	3.00%	286	-14.79%	-13.68%	3.01%
December 31, 2013	41	10.48	12.16	1.40%	3.00%	457	20.88%	22.22%	0.28%
Rydex Financial Services Fund
December 31, 2017	28	10.96	13.02	1.40%	3.00%	356	12.18%	13.94%	0.42%
December 31, 2016	28	9.77	11.43	1.40%	3.00%	304	12.43%	14.20%	1.26%
December 31, 2015	10	8.69	10.01	1.40%	3.00%	101	-6.86%	-5.28%	0.28%
December 31, 2014	25	9.33	10.57	1.40%	3.00%	263	9.64%	11.03%	0.19%
December 31, 2013	63	8.51	9.52	1.40%	3.00%	577	24.42%	25.76%	0.61%
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2017	36	1.79	25.98	1.40%	3.00%	294	6.42%	8.11%	1.22%
December 31, 2016	32	1.66	24.03	1.40%	3.00%	300	-3.26%	-1.72%	0.93%
December 31, 2015	97	1.69	24.45	1.40%	3.00%	842	-7.90%	-6.11%	0.77%
December 31, 2014	78	1.80	26.12	1.40%	3.00%	944	31.14%	32.79%	0.79%
December 31, 2013	29	1.36	19.67	1.40%	3.00%	292	-20.22%	-19.39%	0.82%
Rydex Health Care Fund
December 31, 2017	20	22.20	25.99	1.40%	3.00%	510	19.23%	21.17%	0.00%
December 31, 2016	20	18.62	21.45	1.40%	3.00%	406	-12.34%	-10.93%	0.00%
December 31, 2015	34	21.24	24.09	1.40%	3.00%	781	1.43%	3.08%	0.00%
December 31, 2014	78	20.94	23.37	1.40%	3.00%	1,740	21.32%	22.90%	0.00%
December 31, 2013	41	17.26	19.02	1.40%	3.00%	767	38.41%	39.86%	0.12%
Rydex Internet Fund
December 31, 2017	4	17.45	30.22	1.40%	3.00%	99	30.03%	32.14%	0.00%
December 31, 2016	3	13.21	22.87	1.40%	3.00%	58	1.38%	2.97%	0.00%
December 31, 2015	6	12.83	22.21	1.40%	3.00%	122	5.16%	6.92%	0.00%
December 31, 2014	7	12.00	20.78	1.40%	3.00%	136	-0.80%	0.53%	0.00%
December 31, 2013	8	11.94	20.67	1.40%	3.00%	148	47.68%	49.13%	0.00%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2017	131	0.27	0.32	1.40%	3.00%	42	-41.67%	-39.22%	0.00%
December 31, 2016	148	0.46	0.53	1.40%	3.00%	79	-32.35%	-29.73%	0.00%
December 31, 2015	92	0.68	0.77	1.40%	3.00%	70	-11.39%	-8.33%	0.00%
December 31, 2014	105	0.76	0.85	1.40%	3.00%	89	-24.00%	-22.43%	0.00%
December 31, 2013	201	1.00	1.10	1.40%	3.00%	221	-45.41%	-44.72%	0.00%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2017	12	0.25	2.53	1.40%	3.00%	22	-11.60%	-10.28%	0.00%
December 31, 2016	12	0.28	2.82	1.40%	3.00%	26	-5.84%	-3.45%	0.00%
December 31, 2015	15	0.29	2.96	1.40%	3.00%	35	-4.10%	-2.63%	0.00%
December 31, 2014	31	0.30	3.04	1.40%	3.00%	37	-26.98%	-25.98%	0.00%
December 31, 2013	67	0.41	4.12	1.40%	3.00%	96	12.58%	13.89%	0.00%
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2017	1	1.18	1.37	1.40%	3.00%	1	-15.97%	-14.65%	0.00%
December 31, 2016	1	1.40	1.61	1.40%	3.00%	2	-21.79%	-20.30%	0.00%
December 31, 2015	1	1.79	2.02	1.40%	3.00%	2	-3.76%	-2.42%	0.00%
December 31, 2014	1	1.86	2.07	1.40%	3.00%	2	-13.89%	-12.66%	0.00%
December 31, 2013	1	2.16	2.38	1.40%	3.00%	2	-29.41%	-28.53%	0.00%
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2017	18	0.95	1.12	1.40%	3.00%	20	-26.92%	-25.33%	0.00%
December 31, 2016	22	1.30	1.50	1.40%	3.00%	32	-12.75%	-10.71%	0.00%
December 31, 2015	20	1.49	1.68	1.40%	3.00%	33	-15.56%	-13.83%	0.00%
December 31, 2014	20	1.76	1.96	1.40%	3.00%	38	-20.72%	-19.66%	0.00%
December 31, 2013	33	2.22	2.44	1.40%	3.00%	79	-30.75%	-30.03%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Guggenheim Variable Insurance Funds: (continued)
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2017	—	$1.08	$1.27	1.40%	3.00%	$—	-16.30%	-14.77%	0.00%
December 31, 2016	—	1.29	1.49	1.40%	3.00%	1	-22.75%	-21.28%	0.00%
December 31, 2015	—	1.67	1.89	1.40%	3.00%	1	-2.91%	-1.56%	0.00%
December 31, 2014	—	1.72	1.92	1.40%	3.00%	1	-11.17%	-9.86%	0.00%
December 31, 2013	2	1.93	2.13	1.40%	3.00%	4	-32.64%	-31.80%	0.00%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2017	40	0.15	1.87	1.40%	3.00%	31	-21.05%	-18.64%	0.00%
December 31, 2016	94	0.19	2.30	1.40%	3.00%	85	-14.60%	-9.52%	0.00%
December 31, 2015	125	0.21	2.66	1.40%	3.00%	134	-8.70%	-5.69%	0.00%
December 31, 2014	54	0.23	2.83	1.40%	3.00%	43	-16.78%	-14.81%	0.00%
December 31, 2013	253	0.27	3.36	1.40%	3.00%	464	-28.26%	-27.03%	0.00%
Rydex Japan 2X Strategy Fund
December 31, 2017	13	16.33	19.63	1.40%	3.00%	229	45.80%	48.26%	0.00%
December 31, 2016	13	11.20	13.24	1.40%	3.00%	160	5.66%	7.32%	0.00%
December 31, 2015	17	10.60	12.34	1.40%	3.00%	203	8.72%	10.48%	0.00%
December 31, 2014	26	9.75	11.17	1.40%	3.00%	268	-17.65%	-16.58%	0.00%
December 31, 2013	17	11.84	13.39	1.40%	3.00%	219	52.19%	53.89%	0.00%
Rydex Leisure Fund
December 31, 2017	1	21.28	25.02	1.40%	3.00%	17	16.58%	18.47%	0.27%
December 31, 2016	1	17.97	21.12	1.40%	3.00%	14	6.32%	8.03%	0.44%
December 31, 2015	10	16.63	19.55	1.40%	3.00%	187	-2.65%	-1.06%	0.08%
December 31, 2014	1	16.81	19.76	1.40%	3.00%	15	4.61%	5.99%	0.03%
December 31, 2013	18	15.86	18.65	1.40%	3.00%	314	39.08%	40.48%	2.28%
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2017	42	5.33	53.31	1.40%	3.00%	518	18.84%	20.75%	0.00%
December 31, 2016	54	4.42	44.15	1.40%	3.00%	539	25.81%	28.12%	0.00%
December 31, 2015	56	3.45	34.53	1.40%	3.00%	461	-8.30%	-6.83%	0.00%
December 31, 2014	66	3.71	37.06	1.40%	3.00%	600	8.95%	10.42%	0.00%
December 31, 2013	61	3.36	33.58	1.40%	3.00%	804	46.67%	48.19%	0.00%
Rydex NASDAQ-100® Fund
December 31, 2017	62	3.07	43.90	1.40%	3.00%	2,682	27.28%	31.20%	0.00%
December 31, 2016	68	2.34	33.95	1.40%	3.00%	2,291	2.82%	5.88%	0.00%
December 31, 2015	82	2.21	32.48	1.40%	3.00%	2,634	5.04%	8.33%	0.00%
December 31, 2014	87	2.04	30.43	1.40%	3.00%	2,623	14.37%	17.24%	0.00%
December 31, 2013	96	1.74	26.28	1.40%	3.00%	2,498	31.40%	34.88%	0.00%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2017	26	64.12	113.44	1.40%	3.00%	2,087	64.49%	67.16%	0.00%
December 31, 2016	23	38.98	67.87	1.40%	3.00%	1,117	6.39%	8.07%	0.00%
December 31, 2015	25	36.64	62.80	1.40%	3.00%	1,147	11.23%	13.06%	0.00%
December 31, 2014	36	32.94	55.56	1.40%	3.00%	1,576	32.93%	34.69%	0.00%
December 31, 2013	43	24.78	41.25	1.40%	3.00%	1,240	75.97%	77.73%	0.00%
Rydex Nova Fund
December 31, 2017	52	2.71	28.08	1.40%	3.00%	1,451	27.89%	31.55%	0.05%
December 31, 2016	52	2.06	21.74	1.40%	3.00%	1,122	12.32%	15.73%	0.00%
December 31, 2015	54	1.78	19.16	1.40%	3.00%	1,017	-3.66%	-0.56%	0.00%
December 31, 2014	68	1.79	19.69	1.40%	3.00%	1,318	15.39%	18.54%	0.08%
December 31, 2013	95	1.51	16.92	1.40%	3.00%	1,567	45.55%	49.50%	0.11%
Rydex Precious Metals Fund
December 31, 2017	56	6.00	8.48	1.40%	3.00%	415	3.87%	5.60%	4.23%
December 31, 2016	88	5.69	8.03	1.40%	3.00%	621	60.60%	63.51%	0.00%
December 31, 2015	63	3.48	4.92	1.40%	3.00%	265	-32.40%	-31.36%	6.30%
December 31, 2014	74	5.07	7.17	1.40%	3.00%	460	-19.55%	-18.52%	0.11%
December 31, 2013	84	6.23	8.80	1.40%	3.00%	646	-47.40%	-46.80%	0.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Guggenheim Variable Insurance Funds: (continued)
Rydex Real Estate Fund
December 31, 2017	3	$17.16	$24.01	1.40%	3.00%	$57	3.50%	5.17%	3.25%
December 31, 2016	4	16.58	22.83	1.40%	3.00%	76	6.90%	8.64%	0.82%
December 31, 2015	4	15.51	21.02	1.40%	3.00%	81	-5.43%	-3.84%	1.52%
December 31, 2014	25	16.40	21.86	1.40%	3.00%	465	17.82%	19.37%	1.46%
December 31, 2013	6	13.92	18.32	1.40%	3.00%	92	1.46%	2.47%	1.92%
Rydex Retailing Fund
December 31, 2017	13	18.89	23.49	1.40%	3.00%	289	9.51%	11.27%	0.00%
December 31, 2016	3	17.25	21.12	1.40%	3.00%	58	-2.65%	-1.08%	0.00%
December 31, 2015	5	17.72	21.35	1.40%	3.00%	102	-4.27%	-2.66%	0.00%
December 31, 2014	3	18.51	21.94	1.40%	3.00%	71	5.77%	7.13%	0.00%
December 31, 2013	6	17.50	20.48	1.40%	3.00%	119	32.58%	33.94%	0.01%
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2017	38	4.30	42.99	1.40%	3.00%	285	16.51%	18.46%	0.00%
December 31, 2016	53	3.63	36.33	1.40%	3.00%	453	26.57%	28.72%	0.00%
December 31, 2015	40	2.82	28.25	1.40%	3.00%	208	-11.80%	-10.32%	0.00%
December 31, 2014	40	3.15	31.50	1.40%	3.00%	220	1.55%	2.94%	0.00%
December 31, 2013	39	3.06	30.63	1.40%	3.00%	292	54.79%	56.36%	0.00%
Rydex Russell 2000® 2X Strategy Fund
December 31, 2017	1	14.28	16.31	1.40%	3.00%	17	22.58%	24.50%	0.00%
December 31, 2016	2	11.65	13.10	1.40%	3.00%	30	34.06%	36.17%	0.00%
December 31, 2015	4	8.69	9.62	1.40%	3.00%	36	-15.79%	-14.34%	0.00%
December 31, 2014	12	10.32	11.23	1.40%	3.00%	130	2.38%	3.69%	0.00%
December 31, 2013	43	10.08	10.83	1.40%	3.00%	464	81.29%	83.25%	0.00%
Rydex S&P 500 2X Strategy Fund
December 31, 2017	40	27.65	46.92	1.40%	3.00%	1,441	39.29%	41.50%	0.00%
December 31, 2016	37	19.85	33.16	1.40%	3.00%	982	16.83%	18.73%	0.00%
December 31, 2015	29	16.99	27.93	1.40%	3.00%	577	-4.55%	-3.02%	0.00%
December 31, 2014	40	17.80	28.80	1.40%	3.00%	829	21.34%	22.96%	0.00%
December 31, 2013	46	14.67	23.43	1.40%	3.00%	774	64.65%	66.43%	0.00%
Rydex S&P 500 Pure Growth Fund
December 31, 2017	33	21.44	25.03	1.40%	3.00%	793	20.79%	22.64%	0.00%
December 31, 2016	24	17.75	20.41	1.40%	3.00%	483	-0.45%	1.19%	0.00%
December 31, 2015	134	17.83	20.17	1.40%	3.00%	2,558	-1.93%	-0.30%	0.00%
December 31, 2014	126	18.18	20.24	1.40%	3.00%	2,433	9.39%	10.85%	0.00%
December 31, 2013	167	16.62	18.26	1.40%	3.00%	2,916	38.04%	39.39%	0.00%
Rydex S&P 500 Pure Value Fund
December 31, 2017	29	20.31	23.72	1.40%	3.00%	673	12.46%	14.26%	0.72%
December 31, 2016	21	18.06	20.76	1.40%	3.00%	438	13.94%	15.75%	1.16%
December 31, 2015	20	15.85	17.94	1.40%	3.00%	362	-12.09%	-10.61%	0.83%
December 31, 2014	73	18.03	20.07	1.40%	3.00%	1,404	7.96%	9.39%	0.33%
December 31, 2013	152	16.70	18.35	1.40%	3.00%	2,682	41.89%	43.27%	0.00%
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2017	8	24.57	28.69	1.40%	3.00%	217	15.30%	17.11%	0.00%
December 31, 2016	8	21.31	24.50	1.40%	3.00%	196	-0.33%	1.28%	0.00%
December 31, 2015	10	21.38	24.19	1.40%	3.00%	246	-1.70%	-0.08%	0.00%
December 31, 2014	18	21.75	24.21	1.40%	3.00%	417	-4.19%	-2.92%	0.00%
December 31, 2013	14	22.70	24.94	1.40%	3.00%	354	30.88%	32.17%	0.00%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2017	4	20.74	24.42	1.40%	3.00%	92	9.79%	11.56%	0.00%
December 31, 2016	18	18.89	21.89	1.40%	3.00%	388	25.10%	27.12%	0.30%
December 31, 2015	7	15.10	17.22	1.40%	3.00%	112	-14.45%	-13.07%	0.15%
December 31, 2014	9	17.65	19.81	1.40%	3.00%	171	3.88%	5.25%	0.03%
December 31, 2013	15	16.99	18.83	1.40%	3.00%	286	32.53%	33.93%	0.04%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Guggenheim Variable Insurance Funds: (continued)
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2017	6	$23.05	$26.92	1.40%	3.00%	$166	12.66%	14.50%	0.00%
December 31, 2016	9	20.46	23.51	1.40%	3.00%	217	15.20%	17.02%	0.00%
December 31, 2015	10	17.76	20.09	1.40%	3.00%	207	-3.32%	-1.76%	0.00%
December 31, 2014	48	18.37	20.45	1.40%	3.00%	960	-2.65%	-1.36%	0.00%
December 31, 2013	57	18.87	20.74	1.40%	3.00%	1,142	37.94%	39.38%	0.00%
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2017	15	16.59	19.71	1.40%	3.00%	280	-3.21%	-1.62%	0.00%
December 31, 2016	26	17.14	20.04	1.40%	3.00%	514	27.82%	29.96%	0.00%
December 31, 2015	15	13.41	15.42	1.40%	3.00%	233	-16.08%	-14.73%	0.00%
December 31, 2014	15	15.98	18.09	1.40%	3.00%	269	-1.36%	-0.11%	0.00%
December 31, 2013	25	16.20	18.11	1.40%	3.00%	446	39.41%	40.90%	0.29%
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2017	—	5.48	6.32	1.40%	3.00%	—	-20.00%	-18.77%	0.00%
December 31, 2016	—	6.85	7.78	1.40%	3.00%	1	3.79%	5.56%	0.00%
December 31, 2015	2	6.60	7.37	1.40%	3.00%	13	10.00%	11.67%	0.00%
December 31, 2014	1	6.00	6.60	1.40%	3.00%	3	19.76%	21.32%	0.00%
December 31, 2013	1	5.01	5.44	1.40%	3.00%	6	-5.29%	-4.39%	0.00%
Rydex Technology Fund
December 31, 2017	14	15.19	22.62	1.40%	3.00%	265	28.71%	30.84%	0.00%
December 31, 2016	8	11.61	17.29	1.40%	3.00%	111	7.83%	9.53%	0.00%
December 31, 2015	19	10.60	15.79	1.40%	3.00%	274	-1.90%	-0.25%	0.00%
December 31, 2014	75	10.63	15.83	1.40%	3.00%	1,110	7.34%	8.72%	0.00%
December 31, 2013	46	9.78	14.56	1.40%	3.00%	637	32.20%	33.61%	0.00%
Rydex Telecommunications Fund
December 31, 2017	2	8.67	12.04	1.40%	3.00%	20	2.70%	4.46%	1.93%
December 31, 2016	5	8.30	11.54	1.40%	3.00%	47	13.88%	15.86%	0.21%
December 31, 2015	3	7.17	9.96	1.40%	3.00%	28	-9.47%	-8.03%	1.95%
December 31, 2014	5	7.80	10.83	1.40%	3.00%	56	-0.10%	1.17%	1.99%
December 31, 2013	4	7.71	10.71	1.40%	3.00%	44	14.76%	15.94%	1.06%
Rydex Transportation Fund
December 31, 2017	2	24.22	28.36	1.40%	3.00%	53	18.44%	20.32%	0.32%
December 31, 2016	2	20.45	23.57	1.40%	3.00%	41	11.99%	13.86%	0.00%
December 31, 2015	1	18.26	20.70	1.40%	3.00%	11	-16.62%	-15.29%	0.00%
December 31, 2014	22	21.90	24.44	1.40%	3.00%	519	19.54%	21.11%	0.00%
December 31, 2013	27	18.32	20.18	1.40%	3.00%	533	47.03%	48.63%	0.00%
Rydex U.S. Government Money Market Fund
December 31, 2017	218	0.90	10.37	1.40%	3.00%	877	-2.86%	0.00%	0.00%
December 31, 2016	309	0.91	10.52	1.40%	5.36%	1,409	-3.02%	0.00%	0.00%
December 31, 2015	342	0.93	10.67	1.40%	4.63%	1,659	-2.93%	0.00%	0.00%
December 31, 2014	393	0.94	10.82	1.40%	4.81%	2,090	-2.63%	0.00%	0.00%
December 31, 2013	625	0.95	10.97	1.40%	5.36%	3,166	-2.45%	0.00%	0.00%
Rydex Utilities Fund
December 31, 2017	26	14.49	24.41	1.40%	3.00%	433	7.75%	9.46%	1.88%
December 31, 2016	32	13.24	22.30	1.40%	3.00%	506	12.89%	14.73%	0.78%
December 31, 2015	33	11.54	19.44	1.40%	3.00%	456	-10.12%	-8.63%	2.66%
December 31, 2014	45	12.63	21.28	1.40%	3.00%	727	19.64%	21.21%	1.53%
December 31, 2013	25	10.42	17.56	1.40%	3.00%	352	10.93%	12.06%	1.92%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2017	2	5.75	6.63	1.40%	3.00%	11	15.69%	17.55%	0.00%
December 31, 2016	2	4.97	5.64	1.40%	3.00%	10	-11.25%	-9.90%	0.00%
December 31, 2015	2	5.60	6.26	1.40%	3.00%	11	-19.31%	-18.06%	0.00%
December 31, 2014	2	6.94	7.64	1.40%	3.00%	18	-24.07%	-22.98%	0.00%
December 31, 2013	3	9.14	9.92	1.40%	3.00%	26	-5.09%	-4.15%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Invesco Variable Insurance Funds:
Core Equity Fund
December 31, 2017	25	$16.11	$21.77	1.40%	3.00%	$463	9.82%	13.15%	1.05%
December 31, 2016	26	14.67	19.24	1.40%	3.00%	432	7.08%	10.26%	0.72%
December 31, 2015	34	13.70	17.45	1.40%	3.00%	517	-8.61%	-5.78%	1.08%
December 31, 2014	41	14.99	18.52	1.40%	3.00%	678	5.27%	8.18%	0.80%
December 31, 2013	53	14.24	17.12	1.40%	3.00%	808	26.24%	29.21%	1.36%
Diversified Dividend Fund
December 31, 2017	16	17.19	18.76	1.40%	3.00%	293	5.40%	7.02%	1.48%
December 31, 2016	29	16.31	17.53	1.40%	3.00%	498	11.41%	13.24%	1.38%
December 31, 2015	17	14.64	15.48	1.40%	3.00%	260	-0.95%	0.65%	1.43%
December 31, 2014	21	14.78	15.38	1.40%	3.00%	314	9.81%	11.29%	1.72%
December 31, 2013	21	13.46	13.82	1.40%	3.00%	289	27.95%	29.16%	1.10%
Global Health Care Fund
December 31, 2017	56	2.32	23.43	1.40%	3.00%	175	12.45%	15.57%	0.36%
December 31, 2016	58	2.03	20.64	1.40%	3.00%	176	-14.08%	-11.27%	0.00%
December 31, 2015	102	2.32	23.78	1.40%	3.00%	411	0.09%	3.00%	0.00%
December 31, 2014	122	2.29	23.52	1.40%	3.00%	576	16.53%	19.73%	0.00%
December 31, 2013	167	1.94	20.02	1.40%	3.00%	638	37.16%	40.25%	0.63%
Global Real Estate Fund
December 31, 2017	83	3.44	34.09	1.40%	3.00%	479	9.76%	13.17%	3.12%
December 31, 2016	102	3.08	30.65	1.40%	3.00%	510	-1.00%	1.92%	1.52%
December 31, 2015	118	3.07	30.54	1.40%	3.00%	568	-4.37%	-1.35%	3.32%
December 31, 2014	127	3.16	31.51	1.40%	3.00%	644	11.54%	14.55%	1.50%
December 31, 2013	144	2.79	27.91	1.40%	3.00%	691	0.28%	2.54%	3.64%
Government Money Market Fund
December 31, 2017	468	8.61	10.07	1.40%	3.00%	4,322	-2.38%	0.50%	0.56%
December 31, 2016	528	8.82	10.02	1.40%	3.00%	4,921	-2.86%	0.10%	0.08%
December 31, 2015	937	9.08	10.01	1.40%	3.00%	8,819	-2.99%	0.00%	0.01%
December 31, 2014	684	9.36	10.01	1.40%	3.00%	6,560	-2.60%	0.00%	0.01%
December 31, 2013	845	9.61	10.01	1.40%	3.00%	8,240	-2.34%	0.10%	0.03%
High Yield Fund
December 31, 2017	47	16.78	19.65	1.40%	3.00%	899	3.13%	4.86%	3.57%
December 31, 2016	71	16.27	18.74	1.40%	3.00%	1,283	7.96%	9.65%	4.89%
December 31, 2015	34	15.07	17.09	1.40%	3.00%	570	-6.05%	-4.53%	2.70%
December 31, 2014	122	16.04	17.90	1.40%	3.00%	2,131	-0.99%	0.34%	2.66%
December 31, 2013	138	16.20	17.84	1.40%	3.00%	2,417	4.52%	5.50%	1.63%
Mid Cap Core Equity Fund
December 31, 2017	48	2.73	27.05	1.40%	3.00%	267	11.28%	13.28%	0.32%
December 31, 2016	50	2.41	23.98	1.40%	3.00%	240	9.83%	11.57%	0.00%
December 31, 2015	54	2.16	21.54	1.40%	3.00%	227	-7.12%	-5.68%	0.10%
December 31, 2014	64	2.29	22.88	1.40%	3.00%	295	1.38%	2.69%	0.00%
December 31, 2013	66	2.23	22.30	1.40%	3.00%	286	25.41%	26.70%	0.51%
Technology Fund
December 31, 2017	116	1.27	23.82	1.40%	3.00%	226	31.13%	35.66%	0.00%
December 31, 2016	101	0.95	17.91	1.40%	3.00%	149	-3.63%	-0.77%	0.00%
December 31, 2015	104	0.97	18.34	1.40%	3.00%	202	3.63%	6.56%	0.00%
December 31, 2014	120	0.92	17.45	1.40%	3.00%	211	8.06%	10.91%	0.00%
December 31, 2013	140	0.84	15.96	1.40%	3.00%	199	22.23%	25.00%	0.00%
Value Opportunities Fund
December 31, 2017	28	2.15	21.29	1.40%	3.00%	87	13.73%	15.59%	0.01%
December 31, 2016	33	1.86	18.46	1.40%	3.00%	139	14.49%	16.25%	0.07%
December 31, 2015	37	1.60	15.91	1.40%	3.00%	136	-13.32%	-11.60%	2.05%
December 31, 2014	49	1.81	18.11	1.40%	3.00%	228	3.57%	4.80%	1.16%
December 31, 2013	55	1.73	17.28	1.40%	3.00%	264	30.13%	31.41%	1.17%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Janus Henderson VIT Fund:
Balanced Portfolio
December 31, 2017	65	$17.14	$19.47	1.40%	3.00%	$1,253	14.96%	16.80%	1.73%
December 31, 2016	47	14.91	16.67	1.40%	3.00%	771	1.50%	3.16%	2.16%
December 31, 2015	51	14.69	16.16	1.40%	3.00%	817	-2.33%	-0.80%	1.85%
December 31, 2014	65	15.04	16.29	1.40%	3.00%	1,058	5.62%	7.03%	1.84%
December 31, 2013	60	14.24	15.22	1.40%	3.00%	911	17.30%	18.44%	1.54%
Enterprise Portfolio
December 31, 2017	1,312	5.40	43.80	1.40%	3.00%	9,508	23.68%	27.36%	0.62%
December 31, 2016	1,405	4.24	34.94	1.40%	3.00%	8,113	9.04%	12.47%	0.79%
December 31, 2015	1,566	3.77	31.62	1.40%	3.00%	8,433	0.97%	3.86%	0.87%
December 31, 2014	1,701	3.63	30.90	1.40%	3.00%	8,463	9.49%	12.73%	0.16%
December 31, 2013	1,859	3.22	27.88	1.40%	3.00%	8,372	29.26%	31.97%	0.50%
Forty Portfolio
December 31, 2017	15	20.90	23.75	1.40%	3.00%	343	26.44%	28.52%	0.00%
December 31, 2016	13	16.53	18.48	1.40%	3.00%	245	-0.78%	0.76%	0.85%
December 31, 2015	24	16.66	18.34	1.40%	3.00%	436	8.89%	10.68%	0.95%
December 31, 2014	12	15.30	16.57	1.40%	3.00%	201	5.81%	7.18%	0.17%
December 31, 2013	14	14.46	15.46	1.40%	3.00%	220	28.18%	29.48%	0.71%
Global Research Portfolio
December 31, 2017	1,727	4.13	20.61	1.40%	3.00%	7,393	23.30%	25.15%	0.81%
December 31, 2016	1,956	3.30	16.50	1.40%	3.00%	6,723	-0.95%	0.92%	1.08%
December 31, 2015	2,218	3.27	16.43	1.40%	3.00%	7,725	-5.14%	-3.82%	0.65%
December 31, 2014	2,420	3.40	17.09	1.40%	3.00%	8,574	4.58%	5.92%	1.07%
December 31, 2013	2,632	3.21	16.16	1.40%	3.00%	8,801	25.32%	26.88%	1.21%
Overseas Portfolio
December 31, 2017	119	3.31	32.78	1.40%	7.73%	1,059	27.20%	31.29%	1.48%
December 31, 2016	148	2.56	25.42	1.40%	7.15%	892	-9.21%	-6.63%	4.27%
December 31, 2015	164	2.77	27.62	1.40%	6.05%	793	-11.26%	-8.54%	0.59%
December 31, 2014	192	3.08	30.72	1.40%	4.88%	975	-14.23%	-11.89%	5.35%
December 31, 2013	239	3.54	35.40	1.40%	4.85%	1,877	11.82%	14.76%	3.19%
Perkins Mid Cap Value Portfolio
December 31, 2017	4	16.44	18.68	1.40%	3.00%	82	10.56%	12.33%	0.79%
December 31, 2016	4	14.87	16.63	1.40%	3.00%	73	15.54%	17.36%	1.15%
December 31, 2015	3	12.87	14.17	1.40%	3.00%	45	-6.33%	-4.77%	1.21%
December 31, 2014	4	13.74	14.88	1.40%	3.00%	53	5.86%	7.20%	3.23%
December 31, 2013	4	12.98	13.88	1.40%	3.00%	62	23.15%	24.37%	1.19%
Research Portfolio
December 31, 2017	2,157	4.47	35.37	1.40%	3.00%	9,998	24.07%	12.33%	0.39%
December 31, 2016	2,307	3.54	28.12	1.40%	3.00%	8,480	-2.41%	-0.84%	0.54%
December 31, 2015	2,525	3.57	28.44	1.40%	3.00%	9,445	2.23%	3.78%	0.64%
December 31, 2014	2,769	3.44	27.45	1.40%	3.00%	9,972	9.94%	11.33%	0.37%
December 31, 2013	2,987	3.09	24.66	1.40%	3.00%	9,714	27.28%	28.75%	0.79%

Lazard Retirement Series, Inc.:

Emerging Markets Equity Portfolio
December 31, 2017	18	27.31	31.97	1.40%	3.00%	561	24.08%	26.01%	2.19%
December 31, 2016	11	22.01	25.37	1.40%	3.00%	261	17.20%	19.11%	0.94%
December 31, 2015	12	18.78	21.30	1.40%	3.00%	240	-22.43%	-21.17%	0.86%
December 31, 2014	15	24.21	27.02	1.40%	3.00%	400	-7.17%	-5.95%	1.28%
December 31, 2013	37	26.08	28.73	1.40%	3.00%	1,048	-3.59%	-2.61%	1.24%
International Equity Portfolio
December 31, 2017	13	15.26	17.86	1.40%	3.00%	233	18.75%	20.59%	2.34%
December 31, 2016	20	12.85	14.81	1.40%	3.00%	284	-7.09%	-5.61%	0.99%
December 31, 2015	47	13.83	15.69	1.40%	3.00%	705	-1.28%	0.32%	1.72%
December 31, 2014	40	14.01	15.64	1.40%	3.00%	601	-6.79%	-5.50%	1.39%
December 31, 2013	49	15.03	16.55	1.40%	3.00%	793	17.88%	19.06%	1.60%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Lazard Retirement Series, Inc.: (continued)
US Small-Mid Cap Equity Portfolio
December 31, 2017	260	$3.35	$36.11	1.40%	3.00%	$1,292	10.54%	13.92%	0.34%
December 31, 2016	300	2.98	32.22	1.40%	3.00%	1,503	12.43%	15.75%	0.00%
December 31, 2015	311	2.61	28.29	1.40%	3.00%	1,236	-5.28%	-2.15%	0.00%
December 31, 2014	344	2.71	29.46	1.40%	3.00%	1,468	8.02%	11.16%	0.00%
December 31, 2013	378	2.48	26.94	1.40%	3.00%	1,375	32.10%	34.95%	0.00%
US Strategic Equity Portfolio
December 31, 2017	35	2.18	22.46	1.40%	3.00%	203	14.62%	18.01%	1.68%
December 31, 2016	34	1.87	19.33	1.40%	3.00%	154	6.21%	9.33%	0.11%
December 31, 2015	35	1.74	17.96	1.40%	3.00%	152	-8.25%	-5.39%	0.34%
December 31, 2014	47	1.86	19.31	1.40%	3.00%	345	11.66%	14.61%	0.72%
December 31, 2013	56	1.65	17.09	1.40%	3.00%	259	25.02%	28.06%	0.95%

Legg Mason Partners Variable Equity Trust:

ClearBridge Aggressive Growth Portfolio
December 31, 2017	3	18.35	20.85	1.40%	3.00%	58	12.85%	14.69%	0.38%
December 31, 2016	5	16.26	18.18	1.40%	3.00%	81	-1.75%	-0.22%	0.44%
December 31, 2015	10	16.55	18.22	1.40%	3.00%	177	-4.67%	-3.09%	0.23%
December 31, 2014	28	17.36	18.80	1.40%	3.00%	527	17.22%	18.69%	0.16%
December 31, 2013	28	14.81	15.84	1.40%	3.00%	440	44.21%	45.72%	0.36%
ClearBridge Dividend Strategy Portfolio
December 31, 2017	8	15.88	18.04	1.40%	3.00%	147	15.66%	17.52%	1.23%
December 31, 2016	20	13.73	15.35	1.40%	3.00%	311	11.63%	13.37%	1.83%
December 31, 2015	6	12.30	13.54	1.40%	3.00%	81	-7.17%	-5.64%	1.92%
December 31, 2014	7	13.25	14.35	1.40%	3.00%	97	10.60%	12.02%	2.65%
December 31, 2013	7	11.98	12.81	1.40%	3.00%	86	23.00%	24.25%	1.01%
ClearBridge Large Cap Growth Portfolio
December 31, 2017	28	20.74	23.56	1.40%	3.00%	639	22.07%	24.00%	0.26%
December 31, 2016	26	16.99	19.00	1.40%	3.00%	488	4.23%	5.91%	0.41%
December 31, 2015	52	16.30	17.94	1.40%	3.00%	919	6.54%	8.27%	1.01%
December 31, 2014	15	15.30	16.57	1.40%	3.00%	253	10.95%	12.42%	0.60%
December 31, 2013	12	13.79	14.74	1.40%	3.00%	183	34.54%	35.98%	0.44%

Legg Mason Partners Variable Income Trust:

Western Asset Global High Yield Bond Portfolio
December 31, 2017	1	15.73	18.24	1.40%	3.00%	14	5.43%	7.17%	4.91%
December 31, 2016	1	14.92	17.02	1.40%	3.00%	15	12.18%	14.00%	5.39%
December 31, 2015	1	13.30	14.93	1.40%	3.00%	18	-8.59%	-7.15%	4.39%
December 31, 2014	2	14.55	16.08	1.40%	3.00%	38	-3.77%	-2.55%	3.54%
December 31, 2013	5	15.12	16.50	1.40%	3.00%	79	3.70%	4.83%	6.99%

Lord Abbett Series Fund, Inc.:

Calibrated Dividend Growth Portfolio
December 31, 2017	74	3.23	32.07	1.40%	3.00%	467	15.64%	17.45%	1.73%
December 31, 2016	83	2.75	27.37	1.40%	3.00%	422	11.68%	13.17%	1.66%
December 31, 2015	74	2.43	24.17	1.40%	3.00%	380	-5.02%	-3.19%	1.65%
December 31, 2014	80	2.51	25.11	1.40%	3.00%	461	8.58%	9.84%	1.63%
December 31, 2013	106	2.29	22.86	1.40%	3.00%	540	24.91%	26.52%	1.67%
Growth and Income Portfolio
December 31, 2017	928	2.59	27.67	1.40%	3.00%	2,805	10.04%	13.10%	1.28%
December 31, 2016	1,056	2.29	24.80	1.40%	3.00%	3,026	13.61%	17.44%	1.44%
December 31, 2015	1,204	1.95	21.53	1.40%	3.00%	2,813	-5.70%	-2.99%	1.18%
December 31, 2014	1,300	2.01	22.53	1.40%	3.00%	3,240	4.75%	7.49%	0.66%
December 31, 2013	1,511	1.87	21.25	1.40%	3.00%	3,579	32.70%	35.51%	0.56%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio
December 31, 2017	187	$2.81	$23.10	1.40%	3.00%	$736	10.05%	13.31%	0.54%
December 31, 2016	253	2.48	20.71	1.40%	3.00%	848	23.57%	27.18%	0.80%
December 31, 2015	255	1.95	16.53	1.40%	3.00%	723	-14.38%	-11.76%	0.72%
December 31, 2014	285	2.21	19.06	1.40%	3.00%	944	6.88%	9.95%	0.73%
December 31, 2013	325	2.01	17.62	1.40%	3.00%	986	28.01%	31.37%	1.14%
Mid-Cap Growth Portfolio
December 31, 2017	53	2.38	30.32	1.40%	3.00%	261	21.60%	25.42%	0.00%
December 31, 2016	65	1.92	24.59	1.40%	5.44%	276	1.32%	4.35%	0.00%
December 31, 2015	91	1.87	23.93	1.40%	4.62%	543	-1.75%	1.32%	0.00%
December 31, 2014	94	1.87	24.02	1.40%	4.81%	351	4.74%	7.58%	0.00%
December 31, 2013	130	1.76	22.75	1.40%	5.30%	384	29.47%	32.70%	0.00%
Mid Cap Intrinsic Value Portfolio
December 31, 2017	28	3.54	35.08	1.40%	3.00%	220	13.30%	15.31%	0.77%
December 31, 2016	31	3.07	30.55	1.40%	3.00%	211	12.73%	14.55%	0.65%
December 31, 2015	32	2.68	26.73	1.40%	3.00%	151	-11.04%	-9.76%	0.93%
December 31, 2014	39	2.97	29.65	1.40%	3.00%	295	10.79%	12.50%	0.92%
December 31, 2013	33	2.64	26.45	1.40%	3.00%	174	33.78%	35.16%	1.08%
Short Duration Bond Portfolio
December 31, 2017	204	1.31	12.38	1.40%	3.00%	439	-2.12%	0.72%	1.37%
December 31, 2016	251	1.32	12.47	1.40%	3.00%	525	-1.75%	0.72%	1.08%
December 31, 2015	283	1.32	12.53	1.40%	3.00%	619	-2.77%	0.73%	1.50%
December 31, 2014	312	1.34	12.71	1.40%	3.00%	690	-2.09%	0.74%	1.58%
December 31, 2013	341	1.35	12.83	1.40%	3.00%	858	-1.74%	0.00%	2.21%
Socially Responsive Portfolio
December 31, 2017	4	21.75	25.47	1.40%	3.00%	113	14.96%	16.78%	0.48%
December 31, 2016	6	18.92	21.81	1.40%	3.00%	131	6.59%	8.35%	0.50%
December 31, 2015	13	17.75	20.13	1.40%	3.00%	253	-3.38%	-1.85%	0.54%
December 31, 2014	14	18.37	20.51	1.40%	3.00%	293	7.43%	8.86%	0.59%
December 31, 2013	16	17.10	18.84	1.40%	3.00%	293	34.32%	35.73%	0.76%

Northern Lights Variable Trust:

Power Dividend Index Portfolio
December 31, 2017	398	12.62	16.65	1.40%	10.34%	5,697	7.68%	10.93%	1.44%
December 31, 2016	468	11.72	15.01	1.40%	10.79%	6,134	-2.33%	0.67%	0.92%
December 31, 2015	532	12.00	14.91	1.40%	9.36%	7,015	-6.76%	-3.93%	2.06%
December 31, 2014	597	12.71	15.52	1.40%	10.64%	8,302	4.04%	6.89%	1.74%
December 31, 2013	641	12.37	14.52	1.40%	28.92%	8,461	17.03%	19.80%	0.80%
Power Momentum Portfolio
December 31, 2017	901	14.66	19.33	1.40%	3.00%	14,995	17.37%	20.89%	1.30%
December 31, 2016	1,033	12.49	15.99	1.40%	3.00%	14,416	2.29%	5.41%	0.28%
December 31, 2015	1,142	12.21	15.17	1.40%	3.00%	15,333	-3.93%	-1.04%	0.61%
December 31, 2014	1,263	12.87	15.33	1.40%	3.00%	17,378	5.13%	8.03%	0.39%
December 31, 2013	1,352	12.09	14.19	1.40%	3.00%	17,466	33.00%	36.18%	0.88%

PIMCO Variable Insurance Trust:

All Asset Portfolio
December 31, 2017	19	13.39	15.37	1.40%	3.00%	290	10.21%	11.94%	4.55%
December 31, 2016	17	12.15	13.73	1.40%	3.00%	227	9.56%	11.35%	2.57%
December 31, 2015	20	11.09	12.33	1.40%	3.00%	245	-11.70%	-10.26%	3.22%
December 31, 2014	22	12.56	13.74	1.40%	3.00%	306	-2.18%	-0.87%	5.23%
December 31, 2013	24	12.84	13.86	1.40%	3.00%	335	-2.06%	-1.14%	4.50%
CommodityRealReturn Strategy Portfolio
December 31, 2017	4	5.14	5.90	1.40%	3.00%	22	-0.77%	0.68%	11.01%
December 31, 2016	5	5.18	5.86	1.40%	3.00%	31	11.64%	13.57%	1.08%
December 31, 2015	8	4.64	5.16	1.40%	3.00%	40	-27.84%	-26.70%	4.90%
December 31, 2014	10	6.43	7.04	1.40%	3.00%	71	-20.62%	-19.54%	0.34%
December 31, 2013	14	8.10	8.75	1.40%	3.00%	120	-16.75%	-15.87%	1.74%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
PIMCO Variable Insurance Trust: (continued)
Emerging Markets Bond Portfolio
December 31, 2017	1	$15.28	$17.53	1.40%	3.00%	$20	6.63%	8.34%	5.08%
December 31, 2016	1	14.33	16.18	1.40%	3.00%	20	9.98%	11.74%	5.30%
December 31, 2015	1	13.03	14.48	1.40%	3.00%	13	-5.10%	-3.60%	5.24%
December 31, 2014	3	13.73	15.02	1.40%	3.00%	42	-1.22%	0.07%	5.25%
December 31, 2013	3	13.90	15.01	1.40%	3.00%	45	-9.15%	-8.25%	4.99%
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2017	1	14.07	16.14	1.40%	3.00%	11	-0.21%	1.32%	3.56%
December 31, 2016	2	14.10	15.93	1.40%	3.00%	27	3.30%	5.01%	1.41%
December 31, 2015	3	13.65	15.17	1.40%	3.00%	40	-2.64%	-1.11%	2.80%
December 31, 2014	3	14.02	15.34	1.40%	3.00%	50	8.18%	9.57%	1.83%
December 31, 2013	3	12.96	14.00	1.40%	3.00%	47	-1.89%	-0.85%	1.87%
Global Bond Unhedged Portfolio
December 31, 2017	7	12.58	14.43	1.40%	3.00%	102	5.45%	7.13%	2.02%
December 31, 2016	7	11.93	13.47	1.40%	3.00%	91	1.02%	2.59%	1.57%
December 31, 2015	15	11.81	13.13	1.40%	3.00%	193	-6.93%	-5.40%	1.74%
December 31, 2014	10	12.69	13.88	1.40%	3.00%	134	-0.39%	0.87%	2.28%
December 31, 2013	29	12.74	13.76	1.40%	3.00%	394	-10.66%	-9.77%	1.08%
High Yield Portfolio
December 31, 2017	4	15.21	17.46	1.40%	3.00%	63	3.47%	5.12%	4.87%
December 31, 2016	52	14.70	16.61	1.40%	3.00%	860	9.13%	10.88%	5.18%
December 31, 2015	9	13.47	14.98	1.40%	3.00%	135	-4.54%	-2.98%	5.19%
December 31, 2014	9	14.11	15.44	1.40%	3.00%	138	0.57%	1.91%	5.26%
December 31, 2013	54	14.03	15.15	1.40%	3.00%	817	3.24%	4.27%	5.42%
Long-Term US Government Portfolio
December 31, 2017	14	15.95	18.21	1.40%	3.00%	256	5.77%	7.43%	2.18%
December 31, 2016	5	15.08	16.95	1.40%	3.00%	80	-2.33%	-0.70%	1.97%
December 31, 2015	8	15.44	17.07	1.40%	3.00%	142	-4.28%	-2.74%	2.03%
December 31, 2014	9	16.13	17.55	1.40%	3.00%	150	20.73%	22.21%	2.28%
December 31, 2013	4	13.36	14.36	1.40%	3.00%	64	-15.01%	-14.11%	2.29%
Low Duration Portfolio
December 31, 2017	9	10.67	12.19	1.40%	3.00%	106	-1.66%	-0.08%	1.33%
December 31, 2016	8	10.85	12.20	1.40%	3.00%	97	-1.63%	0.00%	1.48%
December 31, 2015	11	11.03	12.20	1.40%	3.00%	131	-2.65%	-1.05%	2.89%
December 31, 2014	15	11.33	12.33	1.40%	3.00%	175	-1.82%	-0.56%	1.14%
December 31, 2013	14	11.54	12.40	1.40%	3.00%	166	-2.53%	-1.51%	1.48%
Real Return Portfolio
December 31, 2017	390	1.54	15.23	1.40%	3.00%	1,165	0.56%	2.67%	2.37%
December 31, 2016	444	1.50	14.93	1.40%	3.00%	1,240	2.14%	3.45%	2.27%
December 31, 2015	577	1.45	14.43	1.40%	3.00%	1,359	-5.59%	-3.97%	3.70%
December 31, 2014	676	1.51	15.08	1.40%	3.00%	1,683	0.31%	1.55%	1.41%
December 31, 2013	762	1.49	14.85	1.40%	3.00%	2,184	-11.39%	-10.24%	1.61%
Short-Term Portfolio
December 31, 2017	27	9.69	11.34	1.40%	3.00%	307	-0.62%	0.98%	1.70%
December 31, 2016	26	9.75	11.23	1.40%	3.00%	293	-0.61%	0.99%	1.57%
December 31, 2015	30	9.81	11.12	1.40%	3.00%	330	-1.90%	-0.36%	0.96%
December 31, 2014	30	10.00	11.16	1.40%	3.00%	334	-1.96%	-0.71%	0.70%
December 31, 2013	35	10.20	11.24	1.40%	3.00%	398	-1.83%	-0.79%	0.76%
Total Return Portfolio
December 31, 2017	571	1.64	16.22	1.40%	3.00%	1,872	1.83%	3.80%	2.02%
December 31, 2016	599	1.58	15.72	1.40%	3.00%	2,144	-0.36%	1.28%	2.10%
December 31, 2015	895	1.56	15.56	1.40%	3.00%	3,957	-2.49%	-1.18%	5.13%
December 31, 2014	944	1.58	15.75	1.40%	3.00%	3,817	1.52%	3.27%	2.24%
December 31, 2013	1,001	1.53	15.34	1.40%	3.00%	2,982	-4.29%	-3.28%	2.16%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

	UNITS	LOWEST	HIGHEST	LOWEST	HIGHEST	TOTAL NET ASSETS	LOWEST	HIGHEST	INVESTMENT INCOME
FUND DESCRIPTION	(000s)	UNIT VALUE		EXPENSE RATIO		(000s)	TOTAL RETURN		RATIOS
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2017	23	$2.75	$27.26	1.40%	3.00%	$129	2.09%	3.77%	0.58%
December 31, 2016	45	2.65	26.34	1.40%	3.00%	190	16.18%	17.83%	0.75%
December 31, 2015	48	2.25	22.37	1.40%	3.00%	208	-15.05%	-13.46%	0.00%
December 31, 2014	59	2.60	25.98	1.40%	3.00%	354	-6.10%	-5.04%	0.00%
December 31, 2013	70	2.74	27.36	1.40%	3.00%	388	18.07%	19.65%	0.48%
Small-Cap Portfolio
December 31, 2017	102	3.55	35.16	1.40%	3.00%	567	2.27%	4.11%	0.95%
December 31, 2016	107	3.41	33.92	1.40%	3.00%	578	17.37%	19.23%	1.76%
December 31, 2015	122	2.86	28.51	1.40%	3.00%	558	-14.41%	-13.07%	0.68%
December 31, 2014	152	3.29	32.86	1.40%	3.00%	780	0.52%	1.86%	0.12%
December 31, 2013	178	3.23	32.32	1.40%	3.00%	986	31.57%	32.92%	1.06%

Third Avenue Variable Series Trust:

Value Portfolio
December 31, 2017	296	2.31	22.90	1.40%	3.00%	973	10.23%	12.14%	0.79%
December 31, 2016	360	2.06	20.49	1.40%	3.00%	1,081	8.93%	10.75%	0.80%
December 31, 2015	375	1.86	18.56	1.40%	3.00%	939	-11.59%	-10.14%	3.35%
December 31, 2014	389	2.07	20.72	1.40%	3.00%	1,087	1.55%	2.83%	2.92%
December 31, 2013	414	2.02	20.15	1.40%	3.00%	1,128	16.15%	17.44%	3.20%

VanEck VIP Trust:

Emerging Markets Fund
December 31, 2017	200	3.58	37.20	1.40%	3.00%	1,012	46.59%	51.20%	0.43%
December 31, 2016	222	2.41	25.04	1.40%	5.39%	741	-2.86%	0.00%	0.47%
December 31, 2015	241	2.44	25.43	1.40%	4.65%	909	-16.54%	-14.05%	0.57%
December 31, 2014	292	2.87	30.05	1.40%	4.82%	1,278	-3.08%	-0.41%	0.52%
December 31, 2013	315	2.93	30.64	1.40%	5.34%	1,428	9.38%	11.98%	1.56%
Global Hard Assets Fund
December 31, 2017	255	2.93	24.73	1.40%	7.70%	982	-4.58%	-1.67%	0.00%
December 31, 2016	287	3.02	25.57	1.40%	7.20%	1,280	39.51%	43.43%	0.41%
December 31, 2015	315	2.13	18.09	1.40%	5.98%	1,022	-35.44%	-33.42%	0.03%
December 31, 2014	351	3.25	27.63	1.40%	4.86%	1,702	-21.24%	-19.10%	0.09%
December 31, 2013	392	4.07	34.68	1.40%	4.85%	2,463	7.89%	10.69%	0.68%
Unconstrained Emerging Markets Bond Fund
December 31, 2017	80	1.80	17.00	1.40%	7.74%	218	8.96%	12.02%	2.12%
December 31, 2016	83	1.62	15.39	1.40%	7.16%	209	3.25%	6.67%	0.00%
December 31, 2015	91	1.55	14.70	1.40%	6.05%	225	-15.61%	-13.33%	6.76%
December 31, 2014	101	1.81	17.20	1.40%	4.92%	317	-0.58%	2.27%	4.69%
December 31, 2013	112	1.79	17.09	1.40%	4.83%	343	-11.30%	-9.09%	2.66%

Wells Fargo VT Funds:

Discovery Fund
December 31, 2017	65	28.70	39.78	1.40%	3.00%	2,160	25.33%	29.11%	0.00%
December 31, 2016	81	22.90	30.81	1.40%	3.00%	2,116	4.47%	7.65%	0.00%
December 31, 2015	90	21.92	28.62	1.40%	3.00%	2,204	-4.36%	-1.48%	0.00%
December 31, 2014	118	22.92	29.05	1.40%	3.00%	2,988	-2.34%	0.38%	0.00%
December 31, 2013	148	23.47	28.94	1.40%	3.00%	3,776	40.37%	43.77%	0.01%
Opportunity Fund
December 31, 2017	275	3.33	39.60	1.40%	7.74%	1,678	16.93%	20.65%	0.66%
December 31, 2016	296	2.76	33.42	1.40%	7.18%	1,627	8.88%	12.20%	2.01%
December 31, 2015	358	2.46	30.28	1.40%	6.08%	1,677	-5.94%	-3.15%	0.13%
December 31, 2014	424	2.54	31.76	1.40%	4.92%	2,128	7.47%	10.43%	0.06%
December 31, 2013	468	2.30	29.20	1.40%	4.87%	2,080	27.62%	30.68%	0.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(5)  Unit Progression

The change in units outstanding for the year ended December 31, 2017 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Growth and Income		119,390.3	30,983.6	(43,046.2)	107,327.7
THE ALGER PORTFOLIOS:
Capital Appreciation		817,391.1	33,641.6	(111,615.8)	739,416.9
Large Cap Growth		1,033,488.4	48,416.0	(152,859.0)	929,045.4
Mid Cap Growth		476,379.8	12,585.0	(47,242.8)	441,722.0
Small Cap Growth		414,969.3	2,623.3	(73,240.5)	344,352.1
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		25,950.7	7,949.9	(6,551.5)	27,349.1
Income & Growth		361,961.8	10,457.5	(64,888.9)	307,530.4
Inflation Protection		17,797.6	5,233.0	(1,508.2)	21,522.4
International		196,741.8	13,548.9	(30,857.4)	179,433.3
Large Company Value		7,094.8	—	(1,418.4)	5,676.4
Ultra		2,264.2	22,131.3	(22,280.4)	2,115.1
Value		544,816.6	19,689.2	(85,546.0)	478,959.8
AMUNDI PIONEER ASSET MANAGEMENT:	a
Emerging Markets	h	7,716.9	722.7	(8,439.6)	—
Equity Income		162,433.6	7,119.4	(28,276.2)	141,276.8
Fund		47,481.0	11,989.6	(13,681.7)	45,788.9
High Yield		6,261.9	295.9	(2,897.9)	3,659.9
Mid Cap Value		5,885.9	402.8	(2,632.6)	3,656.1
Strategic Income		12,570.9	14,402.9	(6,779.8)	20,194.0
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology		409,776.8	61,993.9	(35,674.3)	436,096.4
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		15,887.4	3,572.4	(4,841.2)	14,618.6
DREYFUS STOCK INDEX FUND:		2,868,913.9	79,624.3	(458,286.3)	2,490,251.9
DREYFUS SUSTAINABLE U.S. EQUITY FUND:	b	504,009.2	11,159.7	(114,843.6)	400,325.3
DREYFUS VARIABLE INVESTMENT FUND:
International Value		272,325.2	9,445.6	(48,365.5)	233,405.3
FEDERATED INSURANCE SERIES:
High Income Bond II		185,334.0	1,674.0	(28,430.2)	158,577.8
Kaufmann II		6,974.6	2,669.9	(263.9)	9,380.6
Managed Volatility II		155,671.2	2,093.1	(51,207.4)	106,556.9
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity	g	2,859.5	—	(2,859.5)	—
CLS AdvisorOne Growth and Income	g	1,907.7	—	(1,907.7)	—
Long Short Equity		11,200.8	40,664.4	(1,829.4)	50,035.8
Multi-Hedge Strategies		192.9	15.2	(62.4)	145.7
Rydex Banking		46,175.1	25,130.9	(31,385.2)	39,920.8
Rydex Basic Materials		18,290.0	9,733.7	(15,648.9)	12,374.8
Rydex Biotechnology		19,776.8	9,201.2	(12,233.0)	16,745.0
Rydex Commodities Strategy		8,238.9	675.2	(569.1)	8,345.0
Rydex Consumer Products		22,129.7	332.7	(15,583.7)	6,878.7
Rydex Dow 2X Strategy		18,140.7	6,050.8	(8,369.0)	15,822.5
Rydex Electronics		13,477.1	2,394.1	(1,671.8)	14,199.4
Rydex Energy		72,065.8	6,248.8	(44,754.0)	33,560.6
Rydex Energy Services		17,274.6	32,727.6	(5,805.4)	44,196.8
Rydex Europe 1.25X Strategy		16,687.3	13,662.4	(2,904.8)	27,444.9
Rydex Financial Services		27,705.2	13,852.4	(13,094.8)	28,462.8
Rydex Government Long Bond 1.2X Strategy		31,563.1	50,738.4	(46,731.6)	35,569.9
Rydex Health Care		19,589.0	19,004.0	(18,275.6)	20,317.4
Rydex Internet		3,250.3	1,507.1	(575.1)	4,182.3
Rydex Inverse Dow 2X Strategy		147,684.2	137,720.1	(153,910.9)	131,493.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse Government Long Bond Strategy		12,237.9	—	(525.8)	11,712.1
Rydex Inverse Mid-Cap Strategy		1,013.1	—	—	1,013.1
Rydex Inverse NASDAQ-100® Strategy		21,632.2	497.0	(4,333.1)	17,796.1
Rydex Inverse Russell 2000® Strategy		351.0	1,375.4	(1,468.4)	258.0
Rydex Inverse S&P 500 Strategy		94,352.6	11,162.5	(65,905.4)	39,609.7
Rydex Japan 2X Strategy		12,919.8	7,461.2	(7,738.8)	12,642.2
Rydex Leisure		775.1	705.6	(681.9)	798.8
Rydex Mid Cap 1.5X Strategy		53,649.8	7,750.5	(19,336.8)	42,063.5
Rydex NASDAQ-100®		68,242.4	49,991.2	(56,412.4)	61,821.2
Rydex NASDAQ-100® 2X Strategy		22,513.7	14,093.4	(11,031.1)	25,576.0
Rydex Nova		52,092.0	11,466.4	(11,584.0)	51,974.4
Rydex Precious Metals		87,603.5	10,102.9	(41,660.1)	56,046.3
Rydex Real Estate		3,779.0	3,095.2	(4,181.6)	2,692.6
Rydex Retailing		2,912.3	10,477.4	(214.2)	13,175.5
Rydex Russell 2000® 1.5X Strategy		53,228.4	9,288.7	(24,183.6)	38,333.5
Rydex Russell 2000® 2X Strategy		2,324.7	2,381.4	(3,667.9)	1,038.2
Rydex S&P 500 2X Strategy		37,380.7	129,459.1	(126,561.5)	40,278.3
Rydex S&P 500 Pure Growth		23,883.1	69,713.6	(60,998.7)	32,598.0
Rydex S&P 500 Pure Value		21,148.3	18,346.1	(10,247.4)	29,247.0
Rydex S&P MidCap 400 Pure Growth		8,114.3	7,831.1	(8,236.6)	7,708.8
Rydex S&P MidCap 400 Pure Value		18,314.4	590.1	(15,090.3)	3,814.2
Rydex S&P SmallCap 600 Pure Growth		9,320.6	3,805.5	(6,813.2)	6,312.9
Rydex S&P SmallCap 600 Pure Value		26,191.8	2,221.9	(13,903.8)	14,509.9
Rydex Strengthening Dollar 2X Strategy		83.0	—	(33.2)	49.8
Rydex Technology		8,157.8	10,728.0	(5,351.8)	13,534.0
Rydex Telecommunications		5,358.8	5,206.7	(8,481.7)	2,083.8
Rydex Transportation		1,814.8	1,718.7	(1,578.5)	1,955.0
Rydex U.S. Government Money Market		309,097.1	27,277.4	(118,806.2)	217,568.3
Rydex Utilities		32,043.4	4,086.7	(10,327.9)	25,802.2
Rydex Weakening Dollar 2X Strategy		1,732.5	58.3	(113.1)	1,677.7
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		26,132.5	28.7	(1,028.7)	25,132.5
Diversified Dividend		28,703.0	9,556.5	(22,329.3)	15,930.2
Global Health Care		58,381.5	2,618.3	(5,231.1)	55,768.7
Global Real Estate		102,464.6	1,576.2	(20,763.0)	83,277.8
Government Money Market		528,183.6	945,625.0	(1,006,122.7)	467,685.9
High Yield		70,709.4	11,715.9	(34,945.5)	47,479.8
Mid Cap Core Equity		49,541.0	198.1	(1,369.9)	48,369.2
Technology		100,750.8	27,524.2	(12,264.6)	116,010.4
Value Opportunities		32,917.7	411.8	(5,775.8)	27,553.7
JANUS HENDERSON VIT SERIES:	c
Balanced		46,604.4	23,848.6	(5,667.8)	64,785.2
Enterprise		1,405,032.7	14,671.6	(107,995.5)	1,311,708.8
Forty		13,239.4	2,137.6	(834.4)	14,542.6
Global Research		1,956,260.3	55,232.4	(284,200.7)	1,727,292.0
Overseas		147,905.1	11,698.8	(40,671.9)	118,932.0
Perkins Mid Cap Value		4,380.7	179.8	(151.9)	4,408.6
Research	d	2,306,886.6	32,990.8	(182,705.6)	2,157,171.8
LAZARD RETIREMENT SERIES, INC:
Emerging Markets Equity		10,739.6	28,731.1	(21,070.7)	18,400.0
International Equity		19,688.8	1,747.5	(7,946.3)	13,490.0
US Small-Mid Cap Equity		299,671.6	16,717.0	(56,219.6)	260,169.0
US Strategic Equity		33,841.7	1,586.4	(885.1)	34,543.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		4,544.2	625.1	(2,329.5)	2,839.8
ClearBridge Dividend Strategy		20,453.1	3,682.1	(15,831.4)	8,303.8
ClearBridge Large Cap Growth		26,162.0	7,853.5	(6,166.4)	27,849.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		880.4	13.5	(93.3)	800.6
LORD ABBETT SERIES FUND, INC:
Calibrated Dividend Growth		83,013.2	3,213.6	(11,875.6)	74,351.2
Growth and Income		1,056,126.2	22,668.1	(150,981.5)	927,812.8
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		253,150.5	14,730.6	(80,492.2)	187,388.9
Mid-Cap Growth		64,667.5	5,389.3	(17,445.0)	52,611.8
Mid Cap Intrinsic Value		30,931.3	3,709.6	(6,763.1)	27,877.8
Short Duration Bond		250,948.5	5,443.1	(52,875.2)	203,516.4
Socially Responsive		6,179.0	506.3	(2,220.6)	4,464.7
NORTHERN LIGHTS VARIABLE TRUST:
Power Momentum	e	1,033,082.6	49,618.9	(181,512.7)	901,188.8
Power Dividend Index	f	468,142.5	29,567.5	(100,095.8)	397,614.2
PIMCO VARIABLE INSURANCE TRUST:
All Asset		16,569.7	7,707.6	(5,105.1)	19,172.2
CommodityRealReturn Strategy		5,369.8	131.1	(1,747.5)	3,753.4
Emerging Markets Bond		1,240.3	23.4	(116.7)	1,147.0
Foreign Bond US Dollar-Hedged		1,688.7	—	(1,024.2)	664.5
Global Bond Unhedged		6,806.2	4,190.5	(3,917.6)	7,079.1
High Yield		51,799.0	93.5	(48,278.4)	3,614.1
Long-Term US Government		4,775.1	25,115.3	(15,783.5)	14,106.9
Low Duration		8,113.6	2,424.5	(1,693.3)	8,844.8
Real Return		444,111.3	22,358.9	(76,124.2)	390,346.0
Short-Term		26,173.2	2,748.0	(1,627.4)	27,293.8
Total Return		599,496.9	45,728.3	(74,285.9)	570,939.3
ROYCE CAPITAL FUND:
Micro-Cap		44,769.4	1,180.7	(23,224.9)	22,725.2
Small-Cap		106,560.5	2,159.4	(6,562.9)	102,157.0
THIRD AVENUE VARIABLE SERIES TRUST:
Value		359,769.7	9,572.1	(73,482.3)	295,859.5
VANECK VIP TRUST:
Emerging Markets		222,424.1	10,516.0	(32,941.8)	199,998.3
Global Hard Assets		286,747.3	11,099.3	(42,786.0)	255,060.6
Unconstrained Emerging Markets Bond		83,309.0	21,642.9	(24,732.9)	80,219.0
WELLS FARGO VT FUNDS:
Discovery		81,234.4	1,614.4	(17,595.6)	65,253.2
Opportunity		296,026.9	7,894.6	(28,860.8)	275,060.7
		23,357,266.8	2,716,994.5	(5,390,069.6)	20,684,191.7

*  See Footnote 6 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(5)  Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Growth and Income		128,863.6	24,274.6	(33,747.9)	119,390.3
THE ALGER PORTFOLIOS:
Capital Appreciation		891,624.1	22,849.1	(97,082.1)	817,391.1
Large Cap Growth		1,171,169.4	15,985.7	(153,666.7)	1,033,488.4
Mid Cap Growth		536,281.7	9,349.0	(69,250.9)	476,379.8
Small Cap Growth		490,962.3	4,071.1	(80,064.1)	414,969.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		24,402.6	5,832.2	(4,284.1)	25,950.7
Income & Growth		386,324.3	25,225.9	(49,588.4)	361,961.8
Inflation Protection		24,952.8	10,020.0	(17,175.2)	17,797.6
International		213,563.6	3,866.9	(20,688.7)	196,741.8
Large Company Value		4,100.2	3,431.6	(437.0)	7,094.8
Ultra		3,301.8	5.5	(1,043.1)	2,264.2
Value		592,101.0	47,898.1	(95,182.5)	544,816.6
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology		464,761.7	87,097.4	(142,082.3)	409,776.8
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		9,575.2	10,349.1	(4,036.9)	15,887.4
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO	e	579,739.4	10,226.7	(85,956.9)	504,009.2
DREYFUS STOCK INDEX FUND:		3,171,195.4	168,281.7	(470,563.2)	2,868,913.9
DREYFUS VARIABLE INVESTMENT FUND:
International Value		292,297.7	37,347.1	(57,319.6)	272,325.2
FEDERATED INSURANCE SERIES:
High Income Bond II		196,516.5	10,326.2	(21,508.7)	185,334.0
Kaufmann II		7,746.7	8,227.2	(8,999.3)	6,974.6
Managed Volatility II		206,431.3	7,901.1	(58,661.2)	155,671.2
GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Global Diversified Equity		19,090.6	2,699.9	(18,931.0)	2,859.5
CLS AdvisorOne Growth and Income		14,197.4	220.9	(12,510.6)	1,907.7
Long Short Equity		18,120.9	4,057.3	(10,977.4)	11,200.8
Multi-Hedge Strategies		296.1	1,273.3	(1,376.5)	192.9
Rydex Banking		2,918.7	45,337.7	(2,081.3)	46,175.1
Rydex Basic Materials		4,366.8	21,817.4	(7,894.2)	18,290.0
Rydex Biotechnology		33,556.1	5,563.6	(19,342.9)	19,776.8
Rydex Commodities Strategy		8,508.7	4,035.7	(4,305.5)	8,238.9
Rydex Consumer Products		8,997.4	41,078.7	(27,946.4)	22,129.7
Rydex Dow 2X Strategy		28,513.7	24,731.0	(35,104.0)	18,140.7
Rydex Electronics		9,867.2	4,199.4	(589.5)	13,477.1
Rydex Energy		32,422.6	68,340.0	(28,696.8)	72,065.8
Rydex Energy Services		21,257.8	4,269.6	(8,252.8)	17,274.6
Rydex Europe 1.25X Strategy		22,366.2	4,463.0	(10,141.9)	16,687.3
Rydex Financial Services		10,337.7	22,291.8	(4,924.3)	27,705.2
Rydex Government Long Bond 1.2X Strategy		96,531.2	110,691.7	(175,659.8)	31,563.1
Rydex Health Care		33,744.2	3,905.1	(18,060.3)	19,589.0
Rydex Internet		6,471.5	2,427.1	(5,648.3)	3,250.3
Rydex Inverse Dow 2X Strategy		91,895.4	682,366.8	(626,578.0)	147,684.2
Rydex Inverse Government Long Bond Strategy		14,802.2	27,700.2	(30,264.5)	12,237.9
Rydex Inverse Mid-Cap Strategy		1,013.1	—	—	1,013.1
Rydex Inverse NASDAQ-100® Strategy		19,988.2	142,796.1	(141,152.1)	21,632.2
Rydex Inverse Russell 2000® Strategy		383.9	7,759.0	(7,791.9)	351.0
Rydex Inverse S&P 500 Strategy		124,800.1	63,753.7	(94,201.2)	94,352.6
Rydex Japan 2X Strategy		17,445.9	3,641.0	(8,167.1)	12,919.8
Rydex Leisure		10,206.0	1,802.4	(11,233.3)	775.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Mid Cap 1.5X Strategy		56,070.9	23,023.5	(25,444.6)	53,649.8
Rydex NASDAQ-100®		81,713.8	41,444.7	(54,916.1)	68,242.4
Rydex NASDAQ-100® 2X Strategy		25,362.3	29,383.4	(32,232.0)	22,513.7
Rydex Nova		53,854.2	3,287.0	(5,049.2)	52,092.0
Rydex Precious Metals		62,945.1	176,109.1	(151,450.7)	87,603.5
Rydex Real Estate		4,392.1	2,829.7	(3,442.8)	3,779.0
Rydex Retailing		5,108.4	1,313.7	(3,509.8)	2,912.3
Rydex Russell 2000® 1.5X Strategy		40,373.2	43,317.6	(30,462.4)	53,228.4
Rydex Russell 2000® 2X Strategy		3,760.2	165.2	(1,600.7)	2,324.7
Rydex S&P 500 2X Strategy		28,872.7	140,161.6	(131,653.6)	37,380.7
Rydex S&P 500 Pure Growth		134,012.6	34,521.4	(144,650.9)	23,883.1
Rydex S&P 500 Pure Value		20,226.0	14,419.8	(13,497.5)	21,148.3
Rydex S&P MidCap 400 Pure Growth		10,291.0	2,601.7	(4,778.4)	8,114.3
Rydex S&P MidCap 400 Pure Value		6,541.8	42,258.6	(30,486.0)	18,314.4
Rydex S&P SmallCap 600 Pure Growth		10,391.4	6,812.7	(7,883.5)	9,320.6
Rydex S&P SmallCap 600 Pure Value		15,281.2	55,274.6	(44,364.0)	26,191.8
Rydex Strengthening Dollar 2X Strategy		1,790.3	6,807.0	(8,514.3)	83.0
Rydex Technology		19,487.5	4,516.7	(15,846.4)	8,157.8
Rydex Telecommunications		3,014.7	13,258.0	(10,913.9)	5,358.8
Rydex Transportation		558.9	1,971.7	(715.8)	1,814.8
Rydex U.S. Government Money Market		341,723.8	11,406.3	(44,033.0)	309,097.1
Rydex Utilities		32,580.9	40,003.8	(40,541.3)	32,043.4
Rydex Weakening Dollar 2X Strategy		1,813.7	1,527.2	(1,608.4)	1,732.5
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity		33,965.6	3,814.6	(11,647.7)	26,132.5
Diversified Dividend		16,835.6	55,204.4	(43,337.0)	28,703.0
Global Health Care		101,740.1	1,352.9	(44,711.5)	58,381.5
Global Real Estate		118,456.6	5,123.6	(21,115.6)	102,464.6
Government Money Market	a	936,619.3	1,404,739.3	(1,813,175.0)	528,183.6
High Yield		33,831.9	85,966.3	(49,088.8)	70,709.4
Mid Cap Core Equity		53,875.9	1,548.0	(5,882.9)	49,541.0
Technology		104,467.8	3,568.2	(7,285.2)	100,750.8
Value Opportunities		37,443.1	—	(4,525.4)	32,917.7
JANUS HENDERSON VIT SERIES:	f
Balanced		50,876.5	4,562.2	(8,834.3)	46,604.4
Enterprise		1,566,253.7	35,178.3	(196,399.3)	1,405,032.7
Forty		23,812.6	4,417.3	(14,990.5)	13,239.4
Global Research		2,217,853.0	34,427.0	(296,019.7)	1,956,260.3
Research	g	2,525,200.3	44,390.8	(262,704.5)	2,306,886.6
Overseas		164,133.1	41,240.9	(57,468.9)	147,905.1
Perkins Mid Cap Value		3,171.9	1,345.7	(136.9)	4,380.7
LAZARD RETIREMENT SERIES, INC:
Emerging Markets Equity		11,670.1	8,345.9	(9,276.4)	10,739.6
International Equity		46,674.3	14,125.8	(41,111.3)	19,688.8
US Small-Mid Cap Equity		310,614.0	45,219.4	(56,161.8)	299,671.6
US Strategic Equity		34,966.9	211.4	(1,336.6)	33,841.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		9,845.1	582.3	(5,883.2)	4,544.2
ClearBridge Dividend Strategy		6,001.2	21,725.6	(7,273.7)	20,453.1
ClearBridge Large Cap Growth		51,927.1	35,527.7	(61,292.8)	26,162.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		1,196.4	—	(316.0)	880.4
LORD ABBETT SERIES FUND, INC:
Calibrated Dividend Growth		74,460.9	45,215.3	(36,663.0)	83,013.2
Growth and Income		1,204,425.7	47,442.2	(195,741.7)	1,056,126.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		255,148.6	17,245.7	(19,243.8)	253,150.5
Mid-Cap Growth		90,668.0	2,818.6	(28,819.1)	64,667.5
Mid Cap Intrinsic Value		31,677.9	5,424.7	(6,171.3)	30,931.3
Short Duration Bond		282,588.7	32,141.7	(63,781.9)	250,948.5
Socially Responsive		12,716.8	194.7	(6,732.5)	6,179.0
NORTHERN LIGHTS VARIABLE TRUST:
Power Momentum	h	1,141,887.3	16,997.6	(125,802.3)	1,033,082.6
Power Dividend Index	i	531,689.8	14,773.6	(78,320.9)	468,142.5
PIMCO VARIABLE INSURANCE TRUST:
All Asset		19,854.7	679.5	(3,964.5)	16,569.7
CommodityRealReturn Strategy		7,684.1	134.9	(2,449.2)	5,369.8
Emerging Markets Bond		908.7	956.8	(625.2)	1,240.3
Foreign Bond US Dollar-Hedged		2,662.4	1,037.6	(2,011.3)	1,688.7
Global Bond Unhedged		15,102.1	37,979.7	(46,275.6)	6,806.2
High Yield		9,006.7	89,740.9	(46,948.6)	51,799.0
Long-Term US Government		8,437.8	39,962.7	(43,625.4)	4,775.1
Low Duration		10,764.5	3,372.5	(6,023.4)	8,113.6
Real Return		577,052.6	47,192.6	(180,133.9)	444,111.3
Short-Term		29,853.8	2,242.7	(5,923.3)	26,173.2
Total Return		894,843.4	76,753.9	(372,100.4)	599,496.9
AMUNDI PIONEER VARIABLE INSURANCE TRUST:	d
Disciplined Value	b	4,096.1	—	(4,096.1)	—
Emerging Markets		8,906.4	52,667.2	(53,856.7)	7,716.9
Equity Income		165,830.7	29,211.9	(32,609.0)	162,433.6
Fund		37,037.6	17,074.6	(6,631.2)	47,481.0
High Yield		4,913.8	1,621.2	(273.1)	6,261.9
Mid Cap Value		3,949.0	3,772.3	(1,835.4)	5,885.9
Strategic Income		7,762.3	19,561.7	(14,753.1)	12,570.9
ROYCE CAPITAL FUND:
Micro-Cap		47,506.5	3,616.2	(6,353.3)	44,769.4
Small-Cap		121,501.1	6,112.6	(21,053.2)	106,560.5
THIRD AVENUE VARIABLE SERIES TRUST:
Value		374,811.7	16,726.2	(31,768.2)	359,769.7
VANECK VIP TRUST:	c
Emerging Markets		241,329.2	21,487.8	(40,392.9)	222,424.1
Global Hard Assets		314,904.9	31,919.5	(60,077.1)	286,747.3
Unconstrained Emerging Markets Bond		91,241.1	10,454.2	(18,386.3)	83,309.0
WELLS FARGO VT FUNDS:
Discovery		89,737.9	2,183.9	(10,687.4)	81,234.4
Opportunity		357,739.7	9,494.6	(71,207.4)	296,026.9
		26,542,312.2	5,071,033.0	(8,256,078.4)	23,357,266.8

*  See Footnote 6 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

Notes to Financial Statements – Continued

Years Ended December 31, 2017 and 2016

(6)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2017:

a)  Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.

b)  Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.

c)  Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

d)  Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017

e)  Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.

f)  Northern Lights Power Dividend Index was formerly known as JNF SSGA Tactical Allocation prior to its name change effective March 1, 2017.

g)  For the period January 1, 2017 through February 24, 2017 (liquidation of fund).

h)  For the period January 1, 2017 through October 31, 2017 (liquidation of fund).

For the period ending December 31, 2016:

a)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

b)  For the period January 1, 2016 through June 2, 2016 (liquidation of fund).

c)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

d)  Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.

e)  Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.

f)  Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

g)  Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017

h)  Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.

I)  Northern Lights Power Dividend Index was formerly known as JNF SSGA Tactical Allocation prior to its name change effective March 1, 2017.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account E:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account E (the Separate Account) as of the date listed in the Appendix, the related statements of operations and changes in net assets for the year or period listed in the Appendix, and the related notes including the financial highlights in Note 4 for the year ended December 31, 2017 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations and changes in its net assets for the year or period listed in the Appendix, and the financial highlights for the year ended December 31, 2017, in conformity with U.S. generally accepted accounting principles. The accompanying statements of operations and changes in net assets for the year or period ended December 31, 2016 and the financial highlights in Note 4 for each of the years in the four-year period ended December 31, 2016 were audited by other auditors whose report, dated April 28, 2017, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company's separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company's separate accounts since at least 1981.

Columbus, Ohio
April 25, 2018

APPENDIX

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the year then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

Small Cap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMUNDI PIONEER VARIABLE CONTRACTS TRUST(1)

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

COLUMBIA FUNDS VARIABLE SERIES TRUST

Seligman Global Technology Fund

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Portfolio

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY FUND, INC.(1)

FEDRATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

GUGGENHEIM VARIABLE INSURANCE FUNDS

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex Leisure Fund

Rydex Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex Nova Fund

Rydex Precious Metals Fund

Rydex Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex U.S. Government Money Market Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Core Equity Fund Series I

Diversified Dividend Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund Series I

High Yield Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

Value Opportunities Fund Series I

JANUS HENDERSON VIT FUNDS – INSTITUTIONAL(1)

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

Research Portfolio(1)

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

Continued

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid-Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

Power Dividend Index Portfolio(1)

Power Momentum Portfolio(1)

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)

All Asset Portfolio

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Bond Unhedged Portfolio

High Yield Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

VAN ECK VIP TRUST

Emerging Markets Fund

Global Hard Assets Fund

Unconstrained Emerging Market Bond Fund

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to February 24, 2017 (liquidation).

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Global Diversified Equity Fund

CLS AdvisorOne Growth and Income Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to October 31, 2017 (liquidation).

AMUNDI PIONEER VARIABLE CONTRACTS TRUST(1)

Emerging Markets Fund

(1)  See Note 6 to the financial statements for the former name of the sub-account.

Jefferson National Life Annuity Account E

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PART C
OTHER INFORMATION

ITEM 24.                                           FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2017 and 2016, and for the three years ended December 31, 2017, 2016, and 2015.

The financial statements of Jefferson National Life Annuity Account E at December 31, 2017 and the two years ended December 31, 2017 and 2016.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(10)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to the Principal Underwriter’s Agreement	(1)

	(b)		Form of Selling Agreement	(1)

(4)	(a)		Form of Individual Contract - Achievement. (CVIC-4047)	(1)

	(b)		Form of Individual Contract - Educator. (CVIC-4048)	(1)

	(c)		Form of Group Contract. (CVIC-4048)	(2)

	(d)		Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)	(1)

	(e)		Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)	(1)

	(f)		Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)	(1)

	(g)		Form of Age 100 Endorsement (Annuity Date END 8-12)	(20)

	(h)		Form of 403(b) Endorsement (JNL-403(b) END 7-12)	(20)

(5)			Form of Application for Individual Annuity Contract. (JNL-6000)	(1)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(15)

	(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

	(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(18)

(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

	(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

	(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(13)

	(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(15)

(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(11)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(13)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(14)

	(x)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services	(18)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(11)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(13)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment date May 1, 2005 to the Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional)	(15)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(16)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(11)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(14)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(16)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(11)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(13)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(16)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors	(18)

	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.	(19)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(11)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,	(13)

		Inc. and Pioneer Funds Distributor, Inc.

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(16)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(13)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(15)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(11)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(13)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(15)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(17)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(18)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(11)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)	(14)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(13)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(15)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance	(5)

			Trust and Van Eck Associates Corporation.

		(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

		(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(17)

	(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

		(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(15)

	(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(11)

		(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(13)

		(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(15)

	(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(13)

		(ii)	Form of Amendment dated March 1, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(15)

	(y)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007	(14)

		(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(15)

	(z)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated March, 2010.	(17)

	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.	(19)

(9)			Opinion and Consent of Counsel.	(21)

(10)			Consent of Independent Registered Public Accounting Firm.	(21)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

		(ii)	Powers of Attorney- Laurence Greenberg	(12)

		(iii)	Powers of Attorney — for Joseph F. Vap	(16)

		(iv)	Powers of Attorney — Mitchell H. Caplan	(17)

		(v)	Powers of Attorney — Craig Hawley

		(xi)	Powers of Attorney - James Burke	(24)

		(xii)	Powers of Attorney — Timothy G. Frommeyer	(24)

		(xiii)	Powers of Attorney — Rondal Ransom	(24)

		(xv)	Powers of Attorney — Kirt A. Walker	(24)

(1)                                 Incorporated herein by reference to Post-Effective Amendment Nos 15 and 15 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos 033-74092 and 811-08288) filed electronically on Form N-4 on May 3,2004 (Accession Number 0001047469-04-015219)

(2)                                 Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account E (File Nos. 333-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(3)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4)                                 Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-0020 85).

(8)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)                                 Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)                          Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 6 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000129).

(11)                          Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 16 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002846).

(12)                          Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File

Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13)                          Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 17 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003346).

(14)                          Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 18 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003582).

(15)                          Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 19 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002105).

(16)                          Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 20 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2009 (Accession Number 0000891092-09-001690)

(17)                          Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 21 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2010 (Accession Number 0000891092-10-001650)

(18)                          Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 22 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002738)

(19)                          Incorporated herein by reference to Post-Effective Amendment Nos. 23 and 23 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-002377)

(20)                          Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 24 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2013 (Accession Number 0000891092-13-003469

(21)                          Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 25 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 30, 2014 (Accession Number 0000891092-14-003491

(22)                          Incorporated herein by reference to Post-Effective Amendment Nos. 26 and 26 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 24, 2015 (Accession Number 0001104659-15-030015.

(23)                          Incorporated herein by reference to Post-Effective Amendment Nos. 27 and 27 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 25, 2016 (Accession Number: 0001104659-16-113447).

(24)                          Incorporated herein by reference to Post-Effective Amendment Nos. 28 and 28 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on April 28, 2017 (Accession Number: 0001104659-17-027458).

(25)                          Filed herewith

ITEM 25.                                           DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

Biesecker, Pamela A. (1)	Vice President-Head of Taxation
Borgert, Robert C.	Associate Vice President-Marketing - Nationwide Advisory Solutions
Cameron, James K.	Associate Vice President-Business Strategy - Nationwide Advisory Solutions
Chandler, Jeffrey S.	Associate Vice President-Business Solutions Area - Nationwide Advisory Solutions
Conner, David A. (1)	Associate Vice President and Assistant Treasurer
Dwyer, Timothy J. (1)	Vice President and Assistant Treasurer
Hacker, Hope C. (1)	Assistant Treasurer
Hartman, Mark E. (1)	Associate Vice President and Assistant Secretary

Walker, Kirt A. (1)	Chairman of the Board
Hawley, Craig A.	President
Hinze, Keith W. (1)	Assistant Secretary
Horner, III, Robert W. (1)	Vice President and Secretary
Muntean, Nicholas P. (1)	Vice President-Associate Solutions
Raible, Ann M.	Associate Vice President-Business Development - Nationwide Advisory Solutions
Ransom, Rondal L. (1)	Vice President-Integrated Relationship Strategies
Richards, Kathy R. (1)	Associate Vice President and Assistant Secretary
Sullivan, Kevin P.	Associate Vice President-Sales - Nationwide Advisory Solutions
Vap, Joseph F.	Associate Vice President and Treasurer
Zureich, Sarah E. (1)	Associate Vice President and Assistant Treasurer

(1)                                 The business address of these directors and officers is 1 Nationwide Plaza, Columbus OH 43215

ITEM 26.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant.  Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Jefferson National Financial Corp. is either wholly-owned or majority owned by Nationwide Life Insurance Company) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company(2)	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware

A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.

Jefferson National Life Insurance Company(2)	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account E (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account F(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account G(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Insurance Company of New York(2),(3)	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1 (2),(3)	Texas	A separate account issuing variable annuity contracts.

Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6(2),(3)	Ohio	A separate account issuing

variable life insurance policies.
Nationwide VLI Separate Account-7(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation(3)	Oklahoma

This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company(3)	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC(3)	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC(3)	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company(2),(3)	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A(2),(3)	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A(2),(3)	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC(3)	Vermont	The company is a captive life reinsurance company.

ITEM 27.                                           NUMBER OF CONTRACT OWNERS

As of March 6, 2018, the number of The Achievement and The Educator contracts funded by Jefferson National Life Annuity Account E was 5322 of which 5131 were qualified contracts and 191 was non-qualified contracts.

ITEM 28.                                           INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                                           PRINCIPAL UNDERWRITERS

(a)                                 Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account G

Jefferson National Life of New York Annuity Account 1

(b)                              Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated.  JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES

Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal
James Rabenstine	AML Officer

*  The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)          JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION

Jefferson National Securities Corporation	None	None	None	None

ITEM 30.                                           LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                                           UNDERTAKINGS

(a)                                 Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                                 Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.                                           REPRESENTATIONS

(A)                               Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)                               The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3)                                 Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)                                 Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C)                               The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a “Program”) in accordance with the following conditions:

(1)                                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2)                                 include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3)                                 instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4)                                 obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) — (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Louisville, and State of Kentucky, on April 20, 2018.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E (Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY (Depositor)

(By:	/s/ Craig A. Hawley *
Name:	Craig A. Hawley Depositor)
Title:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Joseph F. Vap	Director, Associate Vice President and Treasurer	4/20/2018
Name: Joseph F. Vap

/s/ James R. Burke*	Director	4/20/2018

/s/ Timothy G. Frommeyer*	Director	4/20/2018

/s/ Rondal L. Ransom*	Director, Vice President	4/20/2018

/s/ Kirt A. Walker*	Director, Chairman of the Board	4/20/2018

/s/ Craig Hawley	Director, President	4/20/2018
Name: Craig A. Hawley*
Attorney in Fact

EXHIBIT INDEX

(9)	Opinion and Consent of Counsel.

(10)	Consent of Independent Registered Public Accounting Firm